OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401

Date of fiscal year end:      October 31, 2014

Date of reporting period:    October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

each a series of the

TFS Capital Investment Trust

ANNUAL REPORT

October 31, 2014

TFS Capital®

For more information or assistance in opening an account, please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 16, 2014

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the year ended October 31, 2014. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), we would like to thank you for your continued investment.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	-0.50%	4.37%	4.01%	6.55%	6.74%
S&P 500® Index	17.27%	19.77%	16.69%	8.20%	8.19%

Average annual total returns for periods ended October 31, 2014. Past performance is not a guarantee of future results.

TFSMX marked its 10-year anniversary in September. TFS Capital is proud to have launched TFSMX when there were very few liquid alternative mutual funds available to retail investors. For the 10-year period ended October 31, 2014, TFSMX had a category percentile rank of #1 out of 26 funds in Morningstar’s market neutral category.1

TFSMX did not produce positive alpha (i.e., the return that cannot be explained by market exposure) overall during the fiscal year. While the Fund, with a beta in the 0.2-0.3 range, should not be expected to outperform the equity markets when they rise significantly, its slightly negative return for the fiscal year is well below expectations.

The shortfall occurred primarily during the first four months of the fiscal year; the Fund was down each of these months, while the S&P 500 Index rose during three of those four months. The Fund produced positive alpha during the later eight months of the year, but fell short of overcoming the negative performance during the earlier portion of the year.

Many of the Fund’s short positions rose significantly more than the market during those first 4 months, leading to substantial underperformance. TFS Capital believes this period of underperformance in TFSMX at the beginning of the fiscal year may have been driven by a “short-squeeze” affecting the portfolio (i.e., a price dislocation that occurs when short positions in thinly traded securities are exited quickly resulting in a rise in share price). These stocks began underperforming the market later in the year, helping the Fund recover a portion of the lost alpha. We continue to believe that our selection process for short positions is advantageous to the Fund under typical market conditions.

TFSMX’s performance over longer periods of time compares more favorably to the overall U.S. equity market as measured by the S&P 500® Index. From inception through October 31, 2014, TFSMX generated a 6.74% average annual return and had an annualized standard deviation (a measure of volatility) of 7.72%, whereas the S&P 500® Index generated an 8.19% average annual return and had an annualized standard deviation of 20.03%. Therefore, during this time period, TFSMX produced alpha while subjecting investors to less volatility than the S&P 500® Index. For the periods ended October 31, 2014, TFSMX was ranked #1 among 18, #12 among 43 and #13 among 70 funds in the Lipper “Equity Market Neutral” category, during the ten, five and three-year periods, respectively.2

The strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that TFSMX’s correlation to the equity indices has increased overall in recent years.

Index	Correlation Since Inception
S&P 500® Index	0.61
Russell 2000® Index	0.59
MSCI EAFE Index	0.49
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones REIT ETF Index	0.42
Dow Jones Commodity Futures	0.43

The TFS Market Neutral Fund had been operating under a policy that limited additional investments. However, effective March 31, 2014, we opened the TFS Market Neutral Fund to all investors.

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	9.50%	21.14%	19.48%	12.03%
Russell 2000® Index	8.06%	18.18%	17.39%	7.23%

Average annual total returns for periods ended October 31, 2014. Past performance is not a guarantee of future results.

During the fiscal year, TFSSX outperformed its benchmark, the Russell 2000® Index. Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with most of the performance deviation attributable to TFS Capital’s equity selection. All strategies contributed to the outperformance, and we are pleased that the Fund added such significant alpha.

TFSSX also achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over an 8-year track record and has achieved an average annual return since inception that is 4.80% higher than that of the Russell 2000® Index. Based on its trailing 5-year return through October 31, 2014, TFSSX was ranked #36 among 620 funds in the Lipper Small Cap Core category.3

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	Since Inception (3/7/2006)
TFS Hedged Futures Fund	-0.22%	0.42%
S&P Diversified Trends Indicator	4.53%	-1.72%
S&P 500® Index	17.27%	20.47%

Average annual total returns for periods ended October 31, 2014. Past performance is not a guarantee of future results.

TFSHX, a hedged futures fund, was down 0.22% during the fiscal year. Negative performance of the currency sector offset small gains in the commodities and financial sectors during the period.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the S&P Diversified Trends Indicator, which suggests that it may also have a low correlation to other managed-futures mutual funds that track this index. The TFS Hedged Futures Fund also has a low correlation to the TFS Market Neutral Fund which suggests that these two investments may complement each other in an investment portfolio. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes including the TFS Market Neutral Fund.

Index	Correlation Since Inception
TFS Market Neutral Fund (ticker: TFSMX)	0.26
S&P Diversified Trends Indicator	-0.10
S&P 500® Index	0.20
Russell 2000® Index	0.21
S&P GSCI Index	0.12
Barclays U.S. Aggregate Bond Index	-0.08

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding the information presented here, please contact us.

Best regards,

Eric S. Newman	Larry S. Eiben
Chief Investment Officer & Co-Portfolio Manager	Co-Portfolio Manager
TFS Capital LLC	TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance information current through the most recent month-end is available at www.tfscapital.com. The return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. During a portion of the reporting period (November 1, 2013-December 31, 2013), the Funds charged a 2% redemption penalty on shares invested for less than 90 days. If shares were redeemed within the 90 day period, investment returns would have been reduced from those shown above. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

[1]
Based on Morningstar data for the ten-year period ended 10/31/14. Category % ranking over other time periods has varied (i.e., 14th percentile out of 58 funds for the 5-year period, 9th percentile out of 104 funds for the 3-year period and 63rd percentile out of 174 funds for the 1-year period.) Past performance is not a guarantee of future results.

Investments are placed into Morningstar Categories based on their compositions and portfolio statistics so that investors can make meaningful comparisons. Morningstar Category % Rank is a fund’s total-return percentile rank relative to all funds in the same category. The highest (or most favorable) percentile rank is one and the lowest (or least favorable) percentile rank is 100. The Category % Rank complements the Morningstar Rating, especially for funds in smaller categories because these funds may have received a 3-star rating, but could be in the top half of their category performance.

[2]
In the Lipper “Equity Market Neutral” category, TFSMX was ranked #1 out of 18 funds using its 10-year return, #12 out of 43 funds using its 5-year return and #13 out of 70 funds using its 3-year return. At 10/31/2014, Lipper did not make 1-year rankings available to the public.

[3]
In the Lipper “Small Cap Core” category, TFSSX was ranked #36 out of 620 funds using its 5-year return and #46 out of 704 funds using its 3-year return. At 10/31/2014, Lipper did not make 1-year rankings available to the public.

Ranking information provided by Lipper for the periods ended October 31, 2014. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Equity Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Market Neutral Fund versus the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2014

	1 Year	5 Years	10 Years
TFS Market Neutral Fund	-0.50%	4.01%	6.55%
S&P 500® Index	17.27%	16.69%	8.20%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Small Cap Fund versus the Russell 2000® Index

Average Annual Total Returns(a) For the periods ended October 31, 2014

	1 Year	5 Years	Since Inception(b)
TFS Small Cap Fund	9.50%	19.48%	12.03%
Russell 2000® Index	8.06%	17.39%	7.23%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Initial public offering of shares was March 7, 2006.

TFS HEDGED FUTURES FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Hedged Futures Fund versus the
S&P Diversified Trends Indicator and the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2014

	1 Year	Since Inception(b)
TFS Hedged Futures Fund	-0.22%	0.42%
S&P Diversified Trends Indicator	4.53%	-1.72%
S&P 500® Index	17.27%	20.47%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Initial public offering of shares was December 29, 2011.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
October 31, 2014 (Unaudited)

Common Stocks vs.
the S&P 500® Index Net Sector Exposure*

*	The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
VASCO Data Security International, Inc.	0.70%	VirnetX Holding Corporation	(0.57%)
Greatbatch, Inc.	0.64%	Walter Energy, Inc.	(0.49%)
Natus Medical, Inc.	0.63%	Titan Machinery, Inc.	(0.42%)
Jack in the Box, Inc.	0.55%	Molycorp, Inc.	(0.41%)
Boise Cascade Company	0.54%	Briggs & Stratton Corporation	(0.41%)
Omnicell, Inc.	0.50%	Rayonier Advanced Materials, Inc.	(0.40%)
Select Comfort Corporation	0.50%	Nuverra Environmental Solutions, Inc.	(0.40%)
Charles River Laboratories International, Inc.	0.49%	Conn's, Inc.	(0.39%)
Dyax Corporation	0.49%	Sturm Ruger & Company, Inc.	(0.39%)
Mueller Water Products, Inc. - Class A	0.48%	Theravance, Inc.	(0.38%)

Please note that the Fund may hold securities other than common stocks.

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
October 31, 2014 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
VASCO Data Security International, Inc.	0.80%
Amkor Technology, Inc.	0.65%
Methode Electronics, Inc.	0.63%
StanCorp Financial Group, Inc.	0.62%
Dice Holdings, Inc.	0.61%
Hanover Insurance Group, Inc. (The)	0.60%
Mueller Water Products, Inc. - Class A	0.58%
Natus Medical, Inc.	0.58%
Greatbatch, Inc.	0.57%
Cal-Maine Foods, Inc.	0.57%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
October 31, 2014 (Unaudited)

Exposure by Type of Futures Contract
 (Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.1%
Net Financial Futures Exposure	-48.8%

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS*
October 31, 2014

COMMON STOCKS — 91.5%	Shares	Value
Consumer Discretionary — 12.8%
Callaway Golf Company (a)	330,141	$2,588,306
Jack in the Box, Inc. (a)	59,253	4,209,333
Liberty Ventures - Series A (b)	72,075	2,529,822
Meredith Corporation (a)	43,755	2,281,386
Murphy USA, Inc. (a) (b)	41,471	2,376,288
Select Comfort Corporation (a) (b)	149,015	3,828,195
Other Consumer Discretionary (c)		80,416,399
		98,229,729
Consumer Staples — 2.9%
Cal-Maine Foods, Inc. (a)	38,205	3,354,017
Chiquita Brands International, Inc. (a) (b)	157,940	2,279,074
Other Consumer Staples (c)		16,609,090
		22,242,181
Energy — 3.4%
Atwood Oceanics, Inc. (b)	61,353	2,493,999
Matrix Service Company (a) (b)	117,997	2,957,005
Other Energy (c)		20,502,965
		25,953,969
Financials — 17.2%
Federated National Holding Company (a)	93,322	3,122,554
GFI Group, Inc. (a)	538,650	2,962,575
Gyrodyne Special Distribution, LLC (b) (d)	1,499	0
Hanover Insurance Group, Inc. (The) (a)	45,998	3,079,106
Home Loan Servicing Solutions Ltd. (a)	134,466	2,583,092
Navigators Group, Inc. (The) (a) (b)	36,934	2,514,836
StanCorp Financial Group, Inc. (a)	39,448	2,744,003
Other Financials (c)		115,103,826
		132,109,992
Health Care — 20.1%
Amedisys, Inc. (b)	87,933	2,295,051
BioSpecifics Technologies Corporation (a) (b)	71,384	2,863,926
Cantel Medical Corporation (a)	80,333	3,406,119
Charles River Laboratories International, Inc. (a) (b)	60,171	3,800,400
Dyax Corporation (a) (b)	307,203	3,800,101
Enanta Pharmaceuticals, Inc. (a) (b)	63,063	2,711,709
Gentiva Health Services, Inc. (a) (b)	168,717	3,323,725
Greatbatch, Inc. (a) (b)	98,696	4,953,552
Magellan Health, Inc. (a) (b)	40,400	2,445,008
Merit Medical Systems, Inc. (a) (b)	167,416	2,536,352
Natus Medical, Inc. (a) (b)	141,921	4,825,314
Omnicell, Inc. (a) (b)	119,863	3,872,774
RadNet, Inc. (a) (b)	304,872	2,835,310
Sagent Pharmaceuticals, Inc. (a) (b)	100,159	3,169,031

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 91.5% (Continued)	Shares	Value
Health Care — 20.1% (Continued)
Symmetry Medical, Inc. (a) (b)	274,092	$2,713,511
Other Health Care (c)		104,685,783
		154,237,666
Industrials — 11.7%
ARC Document Solutions, Inc. (a) (b)	268,582	2,726,107
AZZ, Inc. (a)	55,637	2,601,586
KBR, Inc. (a)	125,666	2,397,707
Mueller Water Products, Inc. - Class A (a)	373,379	3,685,251
Multi-Color Corporation (a)	54,085	2,666,391
Republic Airways Holdings, Inc. (a) (b)	219,057	2,742,594
Other Industrials (c)		73,094,214
		89,913,850
Information Technology — 16.5%
Comtech Telecommunications Corporation (a)	66,848	2,544,903
Conversant, Inc. (a) (b)	82,916	2,922,789
Dice Holdings, Inc. (a) (b)	353,819	3,527,575
Digital River, Inc. (a) (b)	107,602	2,751,383
ePlus, Inc. (a) (b)	45,249	2,763,356
iGATE Corporation (b)	76,617	2,838,660
Leidos Holdings, Inc. (a)	70,287	2,570,396
Progress Software Corporation (a) (b)	88,911	2,302,795
VASCO Data Security International, Inc. (a) (b)	213,330	5,401,516
Other Information Technology (c)		99,664,869
		127,288,242
Materials — 4.2%
Boise Cascade Company (a) (b)	115,024	4,147,765
Century Aluminum Company (b)	102,837	3,011,067
Schnitzer Steel Industries, Inc. - Class A (a)	118,798	2,797,693
Other Materials (c)		22,728,144
		32,684,669
Telecommunication Services — 1.1%
General Communication, Inc. - Class A (a) (b)	201,727	2,366,258
Other Telecommunication Services (c)		6,408,350
		8,774,608
Utilities — 1.6%
Other Utilities (c)		12,128,685

Total Common Stocks (Cost $631,346,797)		$703,563,591

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

OTHER INVESTMENTS — 6.9%	Shares	Value
Other Investments (Cost $52,228,587) (c)		$53,086,262

RIGHTS — 0.0%(e)	Shares	Value
Herzfeld Caribbean Basin Fund (d)	220	$27
Other Rights (c)		347,236
Total Rights (Cost $0)		$347,263

WARRANTS — 0.0%	Shares	Value
Hudbay Minerals, Inc. (d)	976	$0
Imperial Holdings, Inc. (d)	1,663	0
Total Warrants (Cost $0)		$0

CORPORATE BONDS — 0.0% (e)	Par Value	Value
Financials — 0.0% (e)
Gyrodyne Company of America, Inc., 5.00%, due 06/30/2017 (d)	$12,110	$0
Other Financials (c)		2,975
Total Corporate Bonds (Cost $12,110)		$2,975

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 4.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (f)	35,254,398	$35,254,398
UMB Money Market Fiduciary, 0.01% (a) (f)	385,141	385,141
Total Money Market Funds (Cost $35,639,539)		$35,639,539

Total Investments at Value — 103.0% (Cost $719,227,033)		$792,639,630

Liabilities in Excess of Other Assets — (3.0%)		(23,458,121	)(g)

Net Assets — 100.0%		$769,181,509

ADR - American Depositary Receipt.
*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)	Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of October 31, 2014.
(d)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $27 at October 31, 2014, representing 0.0% of net assets (Note 2).
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of October 31, 2014.
(g)	Includes cash held as margin deposits for open short positions and futures contracts.
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2014

COMMON STOCKS — 71.3%	Shares	Value
Consumer Discretionary — 10.6%
Auto Components — 0.7%
American Axle & Manufacturing Holdings, Inc.	46,207	$893,181
Ballard Power Systems, Inc.	15,429	43,201
Cooper-Standard Holdings, Inc.	2,417	131,920
Dorman Products, Inc.	42,242	1,958,339
Fox Factory Holding Corporation	31,200	528,528
Fuel Systems Solutions, Inc.	38,570	356,001
Gentex Corporation	9,304	304,613
Quantum Fuel Systems Technologies Worldwide, Inc.	158,045	629,019
Spartan Motors, Inc.	3,086	17,560
STRATTEC Security Corporation	2,896	300,373
Visteon Corporation	454	42,631
		5,205,366
Distributors — 0.0% (a)
VOXX International Corporation	48,279	411,820

Diversified Consumer Services — 0.7%
2U, Inc.	3,518	64,028
American Public Education, Inc.	2,570	79,644
Bright Horizons Family Solutions, Inc.	1,922	85,644
Career Education Corporation	135,231	784,340
Carriage Services, Inc.	162	3,234
H&R Block, Inc.	876	28,304
ITT Educational Services, Inc.	245,516	2,482,167
Lincoln Educational Services Corporation	7,331	19,427
Outerwall, Inc.	19,837	1,255,087
Service Corporation International	3,337	72,980
Strayer Education, Inc.	7,196	526,675
Universal Technical Institute, Inc.	597	7,110
		5,408,640
Hotels, Restaurants & Leisure — 1.4%
Arcos Dorados Holdings, Inc. - Class A	23,864	147,002
Bally Technologies, Inc.	446	35,858
Bloomin' Brands, Inc.	25	473
Bravo Brio Restaurant Group, Inc.	14,712	204,055
Burger King Worldwide, Inc.	17,919	585,593
Caesars Acquisition Company - Class A	4,945	51,626
Caesars Entertainment Corporation	207,577	2,530,364
Carrols Restaurant Group, Inc.	69,995	539,661
Cheesecake Factory, Inc. (The)	189	8,683
Churchill Downs, Inc.	262	26,719
Chuy's Holdings, Inc.	5,992	179,221
Darden Restaurants, Inc.	2,598	134,524

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Consumer Discretionary — 10.6% (Continued)
Hotels, Restaurants & Leisure — 1.4% (Continued)
El Pollo Loco Holdings, Inc.	19,196	$684,337
Empire Resorts, Inc.	125,794	942,197
Famous Dave's of America, Inc.	8,331	217,189
Hyatt Hotels Corporation - Class A	11,621	688,196
Ignite Restaurant Group, Inc.	3,776	26,017
International Speedway Corporation - Class A	9,361	293,280
Krispy Kreme Doughnuts, Inc.	954	18,050
Norwegian Cruise Line Holdings Ltd.	413	16,107
Panera Bread Company - Class A	292	47,199
Papa Murphy's Holdings, Inc.	95,316	886,439
Pinnacle Entertainment, Inc.	5,681	145,604
Potbelly Corporation	121,999	1,556,707
Red Lion Hotels Corporation	1,471	8,340
Texas Roadhouse, Inc.	2,380	68,711
Wendy's Company (The)	88,835	712,457
Wynn Resorts Ltd.	352	66,883
Zoe's Kitchen, Inc.	5,187	189,118
		11,010,610
Household Durables — 1.5%
Beazer Homes USA, Inc.	12,440	223,049
Blyth, Inc.	218,285	1,831,411
Cavco Industries, Inc.	5,349	389,782
Dixie Group, Inc. (The)	1,703	13,420
Ethan Allen Interiors, Inc.	9,294	263,020
Garmin Ltd.	5,515	305,972
iRobot Corporation	49,768	1,777,713
KB Home	79,838	1,256,650
La-Z-Boy, Inc.	25,004	571,591
Lennar Corporation - Class A	2,612	112,525
LGI Homes, Inc.	14,046	272,773
M/I Homes, Inc.	33,105	713,082
Meritage Homes Corporation	15,679	576,830
PulteGroup, Inc.	2,244	43,062
Skullcandy, Inc.	6,640	55,378
SodaStream International Ltd.	13,723	302,455
TRI Pointe Homes, Inc.	42,982	588,424
WCI Communities, Inc.	72,625	1,362,445
William Lyon Homes - Class A	33,785	799,353
		11,458,935
Internet & Catalog Retail — 0.6%
Blue Nile, Inc.	10,680	379,140
Coupons.com, Inc.	55,125	767,340
FTD Companies, Inc.	16,951	596,336

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Consumer Discretionary — 10.6% (Continued)
Internet & Catalog Retail — 0.6% (Continued)
HomeAway, Inc.	4,801	$167,555
NetFlix, Inc.	359	141,004
NutriSystem, Inc.	35,234	593,341
PetMed Express, Inc.	56,699	748,994
RetailMeNot, Inc.	54,273	1,142,989
zulily, Inc. - Class A	8,412	306,029
		4,842,728
Leisure Products — 0.5%
Black Diamond, Inc.	30,805	239,047
Eastman Kodak Company	251	5,414
LeapFrog Enterprises, Inc.	79,939	425,275
Smith & Wesson Holding Corporation	21,378	217,200
Sturm Ruger & Company, Inc.	71,292	2,971,451
		3,858,387
Media — 1.3%
AMC Networks, Inc. - Class A	498	30,204
Central European Media Enterprises Ltd. - Class A	370,863	901,197
ChinaNet Online Holdings, Inc.	97,606	204,973
Cumulus Media, Inc. - Class A	29,381	113,411
DreamWorks Animation SKG, Inc. - Class A	89,203	1,987,443
E.W. Scripps Company - Class A	11,653	223,738
Entercom Communications Corporation - Class A	50	514
Harte-Hanks, Inc.	58	377
John Wiley & Sons, Inc.	261	15,240
Lions Gate Entertainment Corporation	882	29,221
Manchester United plc - Class A	5,962	95,273
Media General, Inc.	97,725	1,460,011
Morningstar, Inc.	8,185	558,626
New York Times Company (The) - Class A	20,281	260,408
News Corporation - Class B	2,329	35,051
Nexstar Broadcasting Group, Inc. - Class A	1,791	80,810
Pandora Media, Inc.	4,167	80,340
Radio One, Inc. - Class D	17,426	43,391
ReachLocal, Inc.	10,228	46,333
Regal Entertainment Group - Class A	2,004	44,389
Scholastic Corporation	49,218	1,713,278
SFX Entertainment, Inc.	222,608	1,144,205
Sinclair Broadcast Group, Inc. - Class A	13,646	396,416
Sizmek, Inc.	138,884	795,805
		10,260,654
Multiline Retail — 0.4%
Bon-Ton Stores, Inc. (The)	93,380	822,678
Fred's, Inc. - Class A	25,442	399,439

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Consumer Discretionary — 10.6% (Continued)
Multiline Retail — 0.4% (Continued)
Gordmans Stores, Inc.	4,754	$14,975
Sears Holdings Corporation	46,697	1,630,659
		2,867,751
Specialty Retail — 2.6%
Aaron's, Inc.	56,833	1,407,185
Barnes & Noble, Inc.	43,180	942,188
bebe stores, inc.	36,171	82,832
Big 5 Sporting Goods Corporation	29,430	362,283
Buckle, Inc. (The)	27,859	1,374,284
Cabela's, Inc.	3,231	155,153
CarMax, Inc.	2,193	122,611
Children's Place, Inc. (The)	16,369	806,173
Conn's, Inc.	96,946	3,015,990
Container Store Group, Inc. (The)	78,129	1,440,699
Destination XL Group, Inc.	53,321	279,402
GameStop Corporation - Class A	9,049	386,935
Genesco, Inc.	7,788	597,262
GNC Acquisition Holdings, Inc. - Class A	4,225	175,633
hhgregg, Inc.	263,130	1,363,013
Hibbett Sports, Inc.	6,200	281,418
Kirkland's, Inc.	5,760	102,528
Lithia Motors, Inc. - Class A	192	14,903
Lumber Liquidators Holdings, Inc.	677	36,402
Men's Wearhouse, Inc. (The)	48,265	2,269,903
Office Depot, Inc.	167,270	873,149
Pier 1 Imports, Inc.	59,579	768,569
Sally Beauty Holdings, Inc.	5,536	162,260
Sears Hometown and Outlet Stores, Inc.	3,523	52,986
Stage Stores, Inc.	3,785	63,853
Staples, Inc.	5,835	73,988
Systemax, Inc.	1,066	16,310
Tile Shop Holdings, Inc. (The)	160,135	1,378,762
Tractor Supply Company	384	28,117
Vitamin Shoppe, Inc.	26,533	1,245,194
		19,879,985
Textiles, Apparel & Luxury Goods — 0.9%
Alpha Pro Tech Ltd.	87,390	294,504
American Apparel, Inc.	38,864	27,788
Columbia Sportswear Company	5,987	230,739
CROCS, Inc.	46,859	547,313
Deckers Outdoor Corporation	12,115	1,059,578
G-III Apparel Group Ltd.	20,129	1,597,236
Iconix Brand Group, Inc.	23,877	955,319

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Consumer Discretionary — 10.6% (Continued)
Textiles, Apparel & Luxury Goods — 0.9% (Continued)
Lakeland Industries, Inc.	46,704	$658,526
Michael Kors Holdings Ltd.	923	72,539
Sequential Brands Group, Inc.	43,583	546,531
Tumi Holdings, Inc.	11,138	231,336
Under Armour, Inc. - Class A	219	14,362
Vera Bradley, Inc.	15,516	353,765
		6,589,536
Consumer Staples — 2.0%
Beverages — 0.1%
Boston Beer Company, Inc. - Class A	2,676	666,324
Brown-Forman Corporation - Class B	972	90,075
Coca-Cola Company (The)	585	24,500
Primo Water Corporation	3,400	14,382
		795,281
Food & Staples Retailing — 0.6%
Chefs' Warehouse, Inc. (The)	144,361	2,579,731
Fresh Market, Inc. (The)	35,455	1,301,553
PriceSmart, Inc.	109	9,704
Rite Aid Corporation	6,444	33,831
Sprouts Farmers Market, Inc.	9,432	274,566
Sysco Corporation	1,046	40,313
		4,239,698
Food Products — 0.7%
Amira Nature Foods Ltd.	11,196	194,922
B&G Foods, Inc.	1,357	39,977
Boulder Brands, Inc.	92,016	817,102
Campbell Soup Company	1,155	51,016
Flowers Foods, Inc.	10,400	197,600
Hain Celestial Group, Inc. (The)	585	63,326
Hershey Company (The)	1,046	100,322
Inventure Foods, Inc.	38,460	509,211
JM Smucker Company (The)	775	80,600
Lancaster Colony Corporation	1,554	142,176
Post Holdings, Inc.	54,442	2,041,575
Tootsie Roll Industries, Inc.	29,822	884,222
		5,122,049
Household Products — 0.1%
Energizer Holdings, Inc.	577	70,769
Orchids Paper Products Company	35,007	1,006,801
		1,077,570
Personal Products — 0.5%
22nd Century Group, Inc.	252,837	556,241
China-Biotics, Inc. (b)	535,616	696,301

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Consumer Staples — 2.0% (Continued)
Personal Products — 0.5% (Continued)
Elizabeth Arden, Inc.	35,840	$587,776
Herbalife Ltd.	5,882	308,570
Inter Parfums, Inc.	2,709	76,935
Medifast, Inc.	30,573	970,387
Nu Skin Enterprises, Inc. - Class A	13,718	724,722
		3,920,932
Tobacco — 0.0% (a)
Universal Corporation	8,065	358,893

Energy — 5.9%
Energy Equipment & Services — 1.6%
CARBO Ceramics, Inc.	9,045	467,355
CHC Group Ltd.	32,043	215,329
Diamond Offshore Drilling, Inc.	30,613	1,154,416
Dril-Quip, Inc.	105	9,445
Frank's International N.V.	9,998	172,266
Geospace Technologies Corporation	939	28,912
Hercules Offshore, Inc.	284,698	469,752
Hornbeck Offshore Services, Inc.	26,624	816,292
ION Geophysical Corporation	12,554	35,151
McDermott International, Inc.	373,270	1,433,357
Newpark Resources, Inc.	50,754	580,118
Nuverra Environmental Solutions, Inc.	322,363	3,052,778
Paragon Offshore plc	146,111	711,561
Parker Drilling Company	739	3,281
PHI, Inc.	699	31,273
Profire Energy, Inc.	317,851	1,179,227
RigNet, Inc.	18,986	824,942
RPC, Inc.	12,285	201,474
SEACOR Holdings, Inc.	1,008	83,110
Seadrill Partners, LLC	21,579	542,712
Tesco Corporation	2,161	41,145
TETRA Technologies, Inc.	11,295	107,641
Transocean Partners, LLC	1,456	36,589
Willbros Group, Inc.	48,437	284,325
		12,482,451
Oil, Gas & Consumable Fuels — 4.3%
Aemetis, Inc.	8,739	68,339
Alon USA Energy, Inc.	18,082	290,035
Alpha Natural Resources, Inc.	1,122,842	2,200,770
Amyris, Inc.	357,662	1,080,139
Antero Resources Corporation	4,282	224,548
Approach Resources, Inc.	15,279	151,262

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Energy — 5.9% (Continued)
Oil, Gas & Consumable Fuels — 4.3% (Continued)
Arch Coal, Inc.	545,904	$1,179,153
Atlas Pipeline Partners, L.P.	596	21,873
Baytex Energy Corporation	226	6,904
Bellatrix Exploration Ltd.	1,970	9,161
Bill Barrett Corporation	1,733	26,342
BPZ Resources, Inc.	427,250	529,790
Capital Product Partners, L.P.	61,063	563,612
Cheniere Energy, Inc.	2,225	166,875
Chesapeake Granite Wash Trust	68,406	706,634
Clean Energy Fuels Corporation	318,459	2,327,935
Comstock Resources, Inc.	46,324	548,476
DHT Holdings, Inc.	38,334	255,304
Dominion Resources Black Warrior Trust	38,276	278,649
Eclipse Resources Corporation	1,217	15,955
Emerald Oil, Inc.	228,589	726,913
Enable Midstream Partners, L.P.	378	9,132
Enbridge Energy Management, LLC	9,123	324,140
Energy XXI (Bermuda) Ltd.	153,753	1,182,361
Enerplus Corporation	411	5,877
Enlink Midstream, LLC	1,356	51,392
EP Energy Corporation - Class A	3,600	52,560
Evolution Petroleum Corporation	4,289	40,574
EXCO Resources, Inc.	279,417	852,222
Feishang Anthracite Resources Ltd.	12,465	18,131
Foresight Energy Partners, L.P.	8,583	155,352
FX Energy, Inc.	2,415	7,245
Gastar Exploration, Inc.	24,597	98,388
Golar LNG Ltd.	1,991	111,715
Golar LNG Partners, L.P.	83	3,004
Goodrich Petroleum Corporation	33,836	278,809
Gran Tierra Energy, Inc.	3,367	15,354
Green Brick Partners, Inc.	2,815	18,607
Green Plains, Inc.	26,366	901,717
Gulfport Energy Corporation	1,774	89,019
Halcon Resources Corporation	304,270	946,280
Harvest Natural Resources, Inc.	135,312	503,361
InterOil Corporation	476	26,961
Kinder Morgan Management, LLC	1,192	113,374
Kinder Morgan, Inc.	749	28,986
Knightsbridge Shipping Ltd.	94,044	825,706
Knot Offshore Partners, L.P.	8,717	209,818
Laredo Petroleum, Inc.	1,260	23,890
LinnCo, LLC	221	5,297

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Energy — 5.9% (Continued)
Oil, Gas & Consumable Fuels — 4.3% (Continued)
Magnum Hunter Resources Corporation	18,945	$87,905
Midstates Petroleum Company, Inc.	99,708	296,133
Miller Energy Resources, Inc.	94,191	327,785
Navios Maritime Acquisition Corporation	18,301	58,014
Nordic American Tankers Ltd.	9,345	78,965
Northern Oil & Gas, Inc.	44,366	501,336
Panhandle Oil & Gas, Inc. - Class A	3,229	66,388
PDC Energy, Inc.	8,400	367,248
Peabody Energy Corporation	5,807	60,567
Pembina Pipeline Corporation	1,442	59,756
PetroQuest Energy, Inc.	36,497	171,536
Renewable Energy Group, Inc.	66,560	700,877
Rentech, Inc.	741,406	1,178,836
Rex Energy Corporation	97,844	767,097
Ring Energy, Inc.	46,140	793,608
SandRidge Energy, Inc.	642,323	2,505,060
Sandridge Mississippian Trust II	1,889	10,125
Ship Finance International Ltd.	9,464	162,686
SM Energy Company	200	11,260
Solazyme, Inc.	192,306	1,474,987
Swift Energy Company	127,566	873,827
Teekay Tankers Ltd. - Class A	381,303	1,616,725
TransGlobe Energy Corporation	5,611	24,352
Triangle Petroleum Corporation	56,514	437,984
Ultra Petroleum Corporation	19,624	447,427
Uranium Energy Corporation	395,718	455,076
VAALCO Energy, Inc.	39,627	294,032
Vermilion Energy, Inc.	125	7,030
Vertex Energy, Inc.	84,866	536,353
W&T Offshore, Inc.	13,194	119,933
Williams Companies, Inc.	2,187	121,400
		32,892,249
Financials — 13.9%
Banks — 3.1%
Ameris Bancorp	1,424	35,315
Arrow Financial Corporation	1,607	44,016
BancFirst Corporation	903	58,695
Bank of Hawaii Corporation	14,113	826,316
Banner Corporation	1,238	53,506
BBCN Bancorp, Inc.	28,999	410,046
Bryn Mawr Bank Corporation	2,994	92,305
Cardinal Financial Corporation	45,394	871,565
Cathay General Bancorp	1,958	51,711

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Banks — 3.1% (Continued)
CenterState Banks, Inc.	15,764	$183,493
Chemical Financial Corporation	3,167	94,313
Commerce Bancshares, Inc.	4,321	195,568
Community Bank System, Inc.	5,980	228,137
Community Trust Bancorp, Inc.	261	9,383
Customers Bancorp, Inc.	116,753	2,229,982
CVB Financial Corporation	61,958	977,697
Eagle Bancorp, Inc.	2,554	91,765
Fidelity Southern Corporation	53,927	827,779
Financial Institutions, Inc.	2,568	64,560
First Bancorp (North Carolina)	3,088	55,955
First BanCorporation (Puerto Rico)	327	1,704
First Commonwealth Financial Corporation	24,614	230,141
First Financial Bankshares, Inc.	436	13,856
First NBC Bank Holding Company	1,670	61,339
First Republic Bank	3,721	189,511
FNB Corporation	5,609	71,739
Hanmi Financial Corporation	282	6,049
Heritage Financial Corporation	79,380	1,393,119
Independent Bank Corporation (Michigan)	1,686	20,350
Independent Bank Group, Inc.	14,159	632,766
Lakeland Bancorp, Inc.	59,603	655,037
Lakeland Financial Corporation	2,627	108,863
M&T Bank Corporation	1,374	167,875
Mercantile Bank Corporation	13,429	264,954
National Penn Bancshares, Inc.	17,764	182,792
OFG Bancorp	6,897	107,386
OptimumBank Holdings, Inc.	224	224
Pacific Premier Bancorp, Inc.	21	340
PacWest Bancorp	4,738	202,123
Penns Woods Bancorp, Inc.	64	3,106
Peoples Bancorp, Inc.	16,227	399,996
Peoples Financial Services Corporation	5,316	266,704
Pinnacle Financial Partners, Inc.	3,922	153,742
PrivateBancorp, Inc.	15,911	514,244
S&T Bancorp, Inc.	3,700	102,083
Simmons First National Corporation - Class A	9,692	406,967
South State Corporation	1,142	68,874
Square 1 Financial, Inc. - Class A	4,882	97,103
Sterling Bancorp	3,870	54,412
TCF Financial Corporation	53,796	831,148
Texas Capital Bancshares, Inc.	648	39,625
Tompkins Financial Corporation	1,147	57,579

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Banks — 3.1% (Continued)
TowneBank	18,790	$284,856
TriCo Bancshares	62,254	1,637,280
Trustmark Corporation	9,997	243,227
Union Bankshares Corporation	25,623	576,005
United Bankshares, Inc.	21,326	731,055
United Community Banks, Inc.	1,023	18,445
Valley National Bancorp	112,419	1,121,942
Washington Trust Bancorp, Inc.	3,731	143,159
Webster Financial Corporation	44,642	1,399,080
WesBanco, Inc.	2,758	95,041
Westamerica Bancorporation	46,693	2,303,833
Wintrust Financial Corporation	2,467	114,271
Zions Bancorporation	2,146	62,170
		23,438,222
Capital Markets — 1.6%
Ares Management, L.P.	10,311	163,739
CorEnergy Infrastructure Trust, Inc.	10,374	77,909
Cowen Group, Inc. - Class A	623,197	2,517,716
Eaton Vance Corporation	2,639	97,194
Evercore Partners, Inc. - Class A	1,222	63,263
Federated Investors, Inc. - Class B	8,422	263,356
Fidus Investment Corporation	17,374	295,011
Financial Engines, Inc.	41,041	1,636,305
Full Circle Capital Corporation	81	483
FXCM, Inc. - Class A	45,293	745,523
Gladstone Investment Corporation	62,064	456,170
Greenhill & Company, Inc.	16,405	738,225
GSV Capital Corporation	4,055	39,374
INTL FCStone, Inc.	40,703	736,724
NorthStar Asset Management Group, Inc.	4,620	83,714
OHA Investment Corporation	600	3,894
PennantPark Floating Rate Capital Ltd.	11,817	165,911
Piper Jaffray Companies, Inc.	6,724	379,637
RCS Capital Corporation - Class A	69,842	1,146,107
Safeguard Scientifics, Inc.	53,812	1,073,549
Solar Senior Capital Ltd.	4,399	66,513
SWS Group, Inc.	81,657	603,445
Virtus Investment Partners, Inc.	5,047	904,473
WisdomTree Investments, Inc.	17,206	253,788
		12,512,023
Consumer Finance — 0.4%
Atlanticus Holdings Corporation	102,426	143,396
Encore Capital Group, Inc.	14,945	680,147

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Consumer Finance — 0.4% (Continued)
EZCORP, Inc. - Class A	81,180	$915,710
First Cash Financial Services, Inc.	14,734	870,485
Imperial Holdings, Inc.	7,097	44,498
World Acceptance Corporation	4,957	355,219
		3,009,455
Diversified Financial Services — 0.3%
CME Group, Inc.	3,926	329,038
Global Eagle Entertainment, Inc.	17,335	212,007
Intercontinental Exchange, Inc.	1,122	233,702
MSCI, Inc.	609	28,416
PHH Corporation	55,994	1,326,498
PICO Holdings, Inc.	4,133	91,339
		2,221,000
Insurance — 1.3%
Ace Ltd.	334	36,506
Ambac Financial Group, Inc.	1,595	36,494
Arch Capital Group Ltd.	811	45,676
Arthur J. Gallagher & Company	4,384	209,117
Assurant, Inc.	219	14,940
Atlas Financial Holdings, Inc.	1,192	17,677
Brown & Brown, Inc.	14,691	468,055
Cincinnati Financial Corporation	3,161	159,536
Citizens, Inc.	19,013	138,605
CNA Financial Corporation	6,668	260,585
eHealth, Inc.	32,414	808,729
FNF Group	6,264	186,918
Greenlight Capital Re Ltd. - Class A	39,497	1,281,678
Hartford Financial Services Group, Inc.	1,456	57,628
Health Insurance Innovations, Inc. - Class A	7,050	71,346
Hilltop Holdings, Inc.	66,196	1,458,298
Lincoln National Corporation	977	53,501
Markel Corporation	44	30,399
MBIA, Inc.	80,945	790,023
Meadowbrook Insurance Group, Inc.	242,390	1,544,024
Phoenix Companies, Inc. (The)	7,145	424,127
Platinum Underwriters Holdings Ltd.	37	2,317
Primerica, Inc.	5,170	264,446
RenaissanceRe Holdings Ltd.	1,559	161,091
RLI Corporation	10,001	495,950
Stewart Information Services Corporation	5,625	198,675
Third Point Reinsurance Ltd.	17,165	262,625
Torchmark Corporation	3,057	161,899
Validus Holdings Ltd.	1,100	43,758

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Insurance — 1.3% (Continued)
W.R. Berkley Corporation	2,097	$108,079
XL Group plc	1,789	60,611
		9,853,313
Real Estate Investment Trusts (REIT) — 5.9%
Acadia Realty Trust	19,606	611,707
Alexander's, Inc.	1,790	791,180
Alexandria Real Estate Equities, Inc.	3,062	254,146
American Assets Trust, Inc.	24,810	951,215
American Campus Communities, Inc.	18,248	716,599
AmREIT, Inc.	50,839	1,252,673
Avalonbay Communities, Inc.	1,335	208,046
Aviv REIT, Inc.	42,394	1,429,950
Bluerock Residential Growth, Inc.	35,295	432,364
Camden Property Trust	1,038	79,584
Campus Crest Communities, Inc.	193,192	1,224,837
Chambers Street Properties	11,438	93,906
Columbia Property Trust, Inc.	29,051	732,957
Corporate Office Properties Trust	2,187	59,793
Crown Castle International Corporation	1,728	134,991
CubeSmart	54,166	1,140,194
DCT Industrial Trust, Inc.	68,230	584,731
Douglas Emmett, Inc.	8,828	248,332
EastGroup Properties, Inc.	7,104	489,181
Education Realty Trust, Inc.	53,343	600,642
EPR Properties	2,129	119,437
Equity Lifestyle Properties, Inc.	3,508	172,243
Equity One, Inc.	36,120	866,880
Equity Residential	10,592	736,780
Essex Property Trust, Inc.	3,641	734,608
Extra Space Storage, Inc.	18,105	1,052,987
Federal Realty Investment Trust	9,354	1,232,857
General Growth Properties, Inc.	24	622
Glimcher Realty Trust	30,162	414,124
HCP, Inc.	15,706	690,593
Health Care REIT, Inc.	14,956	1,063,521
Healthcare Realty Trust, Inc.	23,896	632,527
Healthcare Trust of America, Inc. - Class A	90,324	1,159,760
Highwoods Properties, Inc.	2,835	121,537
Home Properties, Inc.	2,816	181,097
Independence Realty Trust, Inc.	30,221	297,072
Kilroy Realty Corporation	12,253	830,018
Kimco Realty Corporation	36,537	911,598
Kite Realty Group Trust	7,653	198,136

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Real Estate Investment Trusts (REIT) — 5.9% (Continued)
LTC Properties, Inc.	9,026	$378,551
Macerich Company (The)	18,379	1,295,720
Medical Properties Trust, Inc.	97,632	1,317,056
Monmouth Real Estate Investment Corporation	6,609	74,021
National Health Investors, Inc.	6,894	454,384
National Retail Properties, Inc.	13,458	513,019
New York REIT, Inc.	77,223	866,442
Omega Healthcare Investors, Inc.	19,223	733,550
Parkway Properties, Inc.	10,378	208,079
Physicians Realty Trust	92,171	1,413,903
Post Properties, Inc.	16,408	917,864
Prologis, Inc.	13,344	555,778
Public Storage	4,560	840,590
QTS Realty Trust, Inc. - Class A	6,515	229,458
Realty Income Corporation	13,187	606,998
Regency Centers Corporation	12,780	775,746
Retail Opportunity Investments Corporation	46,454	759,058
Rexford Industrial Realty, Inc.	59,592	920,696
Sabra Health Care REIT, Inc.	20,556	587,285
Select Income REIT	9,289	227,673
Silver Bay Realty Trust Corporation	49,369	835,817
SL Green Realty Corporation	464	53,685
Sovran Self Storage, Inc.	6,267	533,259
STAG Industrial, Inc.	69,966	1,707,170
Sun Communities, Inc.	18,815	1,090,706
Tanger Factory Outlet Centers, Inc.	275	9,837
Trade Street Residential, Inc.	43,976	303,434
UMH Properties, Inc.	4,774	48,217
Universal Health Realty Income Trust	13,247	641,817
Ventas, Inc.	8,920	611,109
Walter Investment Management Corporation	14,431	327,872
Weingarten Realty Investors	4,858	176,103
Wheeler Real Estate Investment Trust, Inc.	698	3,127
Whitestone REIT	61,885	928,275
Winthrop Realty Trust	55,494	867,371
		45,267,095
Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corporation	6,596	86,737
Banc of California, Inc.	194,983	2,294,950
BankUnited, Inc.	6,776	202,602
Beneficial Mutual Bancorp, Inc.	5,837	78,391
BofI Holding, Inc.	14,687	1,131,193
Brookline Bancorp, Inc.	6,921	66,372

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Financials — 13.9% (Continued)
Thrifts & Mortgage Finance — 1.3% (Continued)
Capitol Federal Financial, Inc.	49,551	$634,748
Clifton Bancorp, Inc.	24,096	313,730
Doral Financial Corporation	92,277	536,129
Essent Group Ltd.	28,815	701,357
Everbank Financial Corporation	5,551	106,302
Flagstar Bancorp, Inc.	25,397	399,241
HomeStreet, Inc.	27,223	474,225
Meta Financial Group, Inc.	485	18,192
Northwest Bancshares, Inc.	11,330	145,364
Oritani Financial Corporation	23,062	340,626
PennyMac Financial Services, Inc. - Class A	1,244	20,725
Security National Financial Corporation - Class A	6,694	33,403
Stonegate Mortgage Corporation	21,073	304,716
TrustCo Bank Corporation	58,295	425,553
United Financial Bancorp, Inc.	123,503	1,732,747
Washington Federal, Inc.	5,159	112,621
Waterstone Financial, Inc.	14,615	178,888
Westfield Financial, Inc.	2,369	16,749
		10,355,561
Health Care — 10.3%
Biotechnology — 5.5%
Aastrom Biosciences, Inc.	25,744	76,202
ACADIA Pharmaceuticals, Inc.	3,317	91,881
Acceleron Pharma, Inc.	21,115	780,833
Acorda Therapeutics, Inc.	1,695	59,020
Advaxis, Inc.	5,518	17,547
Aegerion Pharmaceuticals, Inc.	14,663	296,046
AEterna Zentaris, Inc.	104,034	116,518
Arena Pharmaceuticals, Inc.	184,387	803,927
ARIAD Pharmaceuticals, Inc.	26,937	160,545
Array BioPharma, Inc.	160,044	574,558
Arrowhead Research Corporation	14,522	94,683
BioCryst Pharmaceuticals, Inc.	25,941	304,029
BioTime, Inc.	42,924	145,512
Cara Therapeutics, Inc.	2,481	22,354
Celldex Therapeutics, Inc.	14,814	248,135
Celsion Corporation	82,107	224,973
Chimerix, Inc.	87	2,701
Clovis Oncology, Inc.	20,432	1,218,973
Conatus Pharmaceuticals, Inc.	77,689	559,361
CTI BioPharma Corporation	210,061	512,549
Curis, Inc.	10,092	13,221
CytRx Corporation	603,507	1,726,030

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Health Care — 10.3% (Continued)
Biotechnology — 5.5% (Continued)
Dendreon Corporation	1,148,709	$1,125,160
Dynavax Technologies Corporation	54,816	89,898
Enzymotec Ltd.	1,973	13,022
Exelixis, Inc.	1,371,609	2,331,735
Foundation Medicine, Inc.	41,538	1,075,003
Galectin Therapeutics, Inc.	65,187	353,314
Galena Biopharma, Inc.	682,251	1,398,615
Geron Corporation	4,365	9,734
Halozyme Therapeutics, Inc.	4,955	47,667
Heron Therapeutics, Inc.	2,208	19,475
Idera Pharmaceuticals, Inc.	454,930	1,160,072
Incyte Corporation	2,000	134,120
Infinity Pharmaceuticals, Inc.	35,921	489,244
Insmed, Inc.	40,334	572,339
Intercept Pharmaceuticals, Inc.	453	117,051
Intrexon Corporation	76,579	1,709,243
IsoRay, Inc.	383,806	663,984
Karyopharm Therapeutics, Inc.	277	11,379
Kindred Biosciences, Inc.	4,337	39,770
KYTHERA Biopharmaceuticals, Inc.	16,853	594,068
Ligand Pharmaceuticals, Inc.	2,581	142,652
MannKind Corporation	229,305	1,378,123
MEI Pharma, Inc.	9,657	77,739
NanoViricides, Inc.	272,779	1,039,288
NeoStem, Inc.	140,988	723,268
Neurocrine Biosciences, Inc.	1,873	34,688
NewLink Genetics Corporation	34,855	1,138,016
Northwest Biotherapeutics, Inc.	12,520	65,855
Novavax, Inc.	26,453	148,137
Ohr Pharmaceutical, Inc.	226,922	1,645,185
OncoGenex Pharmaceuticals, Inc.	2,988	6,693
OncoMed Pharmaceuticals, Inc.	85,438	1,774,547
OPKO Health, Inc.	8,175	68,265
Orexigen Therapeutics, Inc.	159,368	647,034
Organovo Holdings, Inc.	209,284	1,368,717
Osiris Therapeutics, Inc.	31,956	435,560
OvaScience, Inc.	12,991	253,714
OXiGENE, Inc.	226,243	533,934
PDL BioPharma, Inc.	30,293	258,399
Prosensa Holding N.V.	4,053	47,785
Raptor Pharmaceutical Corporation	91,928	883,428
Regulus Therapeutics, Inc.	1,556	31,058
Repligen Corporation	13,353	336,763

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Health Care — 10.3% (Continued)
Biotechnology — 5.5% (Continued)
Retrophin, Inc.	50,699	$490,766
Rigel Pharmaceuticals, Inc.	21,259	42,093
RXi Pharmaceuticals Corporation	16,197	32,232
Sarepta Therapeutics, Inc.	10,536	170,367
Seattle Genetics, Inc.	833	30,546
Sunesis Pharmaceuticals, Inc.	269,810	458,677
Synageva BioPharma Corporation	13,442	1,018,097
Synergy Pharmaceuticals, Inc.	352,201	1,208,049
Synta Pharmaceuticals Corporation	93,323	276,236
Targacept, Inc.	12,747	29,828
Tenax Therapeutics, Inc.	86,745	343,510
TG Therapeutics, Inc.	18,594	204,348
Theravance, Inc.	183,460	2,939,029
Tonix Pharmaceuticals Holding Corporation	3,120	23,618
Verastem, Inc.	80,328	762,313
Versartis, Inc.	9,669	192,510
XOMA Corporation	15,485	66,431
ZIOPHARM Oncology, Inc.	190,446	632,281
		41,964,270
Health Care Equipment & Supplies — 2.2%
Abaxis, Inc.	431	22,696
Accuray, Inc.	14,800	93,684
Anika Therapeutics, Inc.	11,768	472,368
AtriCure, Inc.	81,166	1,415,535
Cardiovascular Systems, Inc.	43,945	1,362,295
Cerus Corporation	41,463	172,486
CONMED Corporation	128	5,375
Cynosure, Inc.	8,739	221,009
Dehaier Medical Systems Ltd.	6,727	30,473
Derma Sciences, Inc.	22,569	205,378
Endologix, Inc.	135,149	1,540,699
EnteroMedics, Inc.	90,822	121,701
Fonar Corporation	1,113	14,046
GenMark Diagnostics, Inc.	190,169	2,167,927
Haemonetics Corporation	3,478	131,190
IDEXX Laboratories, Inc.	628	88,969
Insulet Corporation	2,456	106,026
Intuitive Surgical, Inc.	92	45,614
K2M Group Holdings, Inc.	119	1,916
Medtronic, Inc.	2,146	146,271
Meridian Bioscience, Inc.	69,148	1,282,004
Navidea Biopharmaceuticals, Inc.	404,201	545,671
NuVasive, Inc.	8,904	364,174

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Health Care — 10.3% (Continued)
Health Care Equipment & Supplies — 2.2% (Continued)
PhotoMedex, Inc.	128,601	$493,828
Quidel Corporation	36,201	1,033,539
ResMed, Inc.	7,766	405,541
Rockwell Medical, Inc.	187,652	1,636,325
RTI Surgical, Inc.	23,458	119,401
Sirona Dental Systems, Inc.	2,054	161,342
Spectranetics Corporation (The)	24,036	763,624
STAAR Surgical Company	52,702	504,358
Stereotaxis, Inc.	6,429	12,729
SurModics, Inc.	799	17,298
Tandem Diabetes Care, Inc.	26,337	422,972
TearLab Corporation	174,867	505,366
Uroplasty, Inc.	1,853	4,632
West Pharmaceutical Services, Inc.	4,340	222,425
Wright Medical Group, Inc.	6,170	195,095
ZELTIQ Aesthetics, Inc.	2,848	73,023
		17,129,005
Health Care Providers & Services — 1.1%
Addus HomeCare Corporation	1,113	22,115
Air Methods Corporation	3,894	183,914
Alliance HealthCare Services, Inc.	1,746	42,131
BioScrip, Inc.	148,241	957,637
Catamaran Corporation	1,374	65,499
Chemed Corporation	7,719	797,836
Cross Country Healthcare, Inc.	2,901	28,053
ExamWorks Group, Inc.	1,278	49,561
Five Star Quality Care, Inc.	92,306	381,224
Hanger, Inc.	71,317	1,706,616
Healthways, Inc.	34,577	535,943
HMS Holdings Corporation	9,280	215,574
Kindred Healthcare, Inc.	42,164	917,067
MEDNAX, Inc.	2,798	174,679
Omnicare, Inc.	961	63,993
Patterson Companies, Inc.	266	11,467
PharMerica Corporation	43,686	1,253,351
Premier, Inc. - Class A	12,383	413,344
Quest Diagnostics, Inc.	1,928	122,351
Trupanion, Inc.	4,792	31,915
Veracyte, Inc.	3,767	30,400
WellCare Health Plans, Inc.	1,315	89,249
		8,093,919

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Health Care — 10.3% (Continued)
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.	19,436	$266,662
athenahealth, Inc.	58	7,105
Castlight Health, Inc. - Class B	148,345	1,855,796
Computer Programs and Systems, Inc.	27	1,701
Medidata Solutions, Inc.	1,899	85,664
Veeva Systems, Inc. - Class A	3,503	104,319
Vocera Communications, Inc.	74,835	774,542
		3,095,789
Life Sciences Tools & Services — 0.3%
Affymetrix, Inc.	9,956	89,703
Apricus Biosciences, Inc.	7,929	11,735
Compugen Ltd.	4,062	29,003
Fluidigm Corporation	21,955	636,695
Harvard Bioscience, Inc.	4,110	19,728
Mettler-Toledo International, Inc.	47	12,148
NanoString Technologies, Inc.	60,095	640,012
Pacific Biosciences of California, Inc.	82,063	538,333
QIAGEN N.V.	3,561	83,541
Sequenom, Inc.	133,099	435,234
		2,496,132
Pharmaceuticals — 0.8%
Ampio Pharmaceuticals, Inc.	80,930	314,008
ANI Pharmaceuticals, Inc.	3,844	130,542
Aratana Therapeutics, Inc.	17,718	198,442
Auxilium Pharmaceuticals, Inc.	24,105	775,458
AVANIR Pharmaceuticals, Inc.	1,356	17,547
BioDelivery Sciences International, Inc.	14,880	258,912
DepoMed, Inc.	31,056	478,262
Endocyte, Inc.	31,620	189,246
Intra-Cellular Therapies, Inc.	2,272	35,216
Lannett Company, Inc.	42	2,382
Mallinckrodt plc	2,532	233,400
Medicines Company (The)	22,687	574,435
Oramed Pharmaceuticals, Inc.	2,264	16,165
Phibro Animal Health Corporation - Class A	5,762	149,351
Repros Therapeutics, Inc.	153,133	970,863
Salix Pharmaceuticals Ltd.	2,094	301,222
Sucampo Pharmaceuticals, Inc. - Class A	6,345	54,694
TherapeuticsMD, Inc.	1,332	5,914
Theravance Biopharma, Inc.	26,524	485,389
VIVUS, Inc.	158,462	537,186
Zogenix, Inc.	513,220	651,789
		6,380,423

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Industrials — 9.2%
Aerospace & Defense — 1.0%
AAR Corporation	205	$5,432
AeroVironment, Inc.	1,302	39,906
Alliant Techsystems, Inc.	630	73,685
American Science & Engineering, Inc.	19,706	1,089,742
Astronics Corporation	8,256	427,743
B/E Aerospace, Inc.	3,776	281,123
DigitalGlobe, Inc.	10,503	300,281
GenCorp, Inc.	35,248	597,806
Hexcel Corporation	264	11,059
KEYW Holding Corporation (The)	227,977	2,313,967
Kratos Defense & Security Solutions, Inc.	36,113	251,708
LMI Aerospace, Inc.	10,317	135,978
National Presto Industries, Inc.	21,605	1,362,411
Orbital Sciences Corporation	12,602	331,433
Rockwell Collins, Inc.	4,221	355,197
Transdigm Group, Inc.	667	124,749
		7,702,220
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc.	9,461	349,300
Echo Global Logistics, Inc.	15,421	402,951
Hub Group, Inc.	4,395	159,494
United Parcel Service, Inc. - Class B	1,308	137,222
UTi Worldwide, Inc.	75,949	830,123
		1,879,090
Airlines — 0.1%
Alaska Air Group, Inc.	2,204	117,319
Allegiant Travel Company	5,016	669,485
Copa Holdings, S.A. - Class A	81	9,471
Spirit Airlines, Inc.	1,503	109,884
		906,159
Building Products — 0.5%
AAON, Inc.	23,030	452,539
Builders FirstSource, Inc.	21,003	124,548
Gibraltar Industries, Inc.	28,213	430,248
Masonite International Corporation	17,251	932,589
Nortek, Inc.	5,184	431,724
Simpson Manufacturing Company, Inc.	9,799	324,151
Trex Company, Inc.	19,182	824,826
USG Corporation	2,543	68,305
		3,588,930
Commercial Services & Supplies — 1.2%
ADT Corporation (The)	2,273	81,464
Blue Earth, Inc.	79,451	121,560

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Industrials — 9.2% (Continued)
Commercial Services & Supplies — 1.2% (Continued)
Brink's Company (The)	8,734	$183,414
CECO Environmental Corporation	60,372	864,527
Cenveo, Inc.	492,797	1,123,577
Civeo Corporation	17,292	210,789
Clean Harbors, Inc.	216	10,720
Deluxe Corporation	3,108	188,966
EnerNOC, Inc.	8,790	129,828
Healthcare Services Group, Inc.	46,192	1,375,598
Herman Miller, Inc.	10,426	333,632
InnerWorkings, Inc.	65,874	598,136
Kimball International, Inc. - Class B	40,002	719,236
McGrath RentCorp	1,187	43,361
Mobile Mini, Inc.	1,794	78,631
Performant Financial Corporation	6,589	56,863
Rollins, Inc.	1,668	53,159
Stericycle, Inc.	1,145	144,270
United Stationers, Inc.	32,937	1,375,779
US Ecology, Inc.	24,927	1,253,330
Viad Corporation	14,019	357,625
Waste Connections, Inc.	1,243	62,026
West Corporation	349	11,168
		9,377,659
Construction & Engineering — 0.9%
Aegion Corporation	20,189	369,863
Ameresco, Inc. - Class A	9,009	74,234
Comfort Systems USA, Inc.	23,154	355,645
Dycom Industries, Inc.	40,053	1,257,264
Foster Wheeler AG	32,322	1,002,952
Furmanite Corporation	19,050	142,494
Goldfield Corporation (The)	500	960
Granite Construction, Inc.	44,252	1,633,341
Layne Christensen Company	131,811	949,039
MasTec, Inc.	10,276	294,305
MYR Group, Inc.	18,470	479,112
Northwest Pipe Company	1,687	60,361
Quanta Services, Inc.	1,016	34,625
Willdan Group, Inc.	5,309	69,654
		6,723,849
Electrical Equipment — 1.0%
Babcock & Wilcox Company (The)	1,576	45,074
China BAK Battery, Inc.	2,054	6,819
Energous Corporation	60,798	595,820
Franklin Electric Company, Inc.	22,973	857,812

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Industrials — 9.2% (Continued)
Electrical Equipment — 1.0% (Continued)
FuelCell Energy, Inc.	705,014	$1,424,128
General Cable Corporation	33,401	473,292
Global Power Equipment Group, Inc.	24,764	337,533
GrafTech International Ltd.	27,050	116,044
Hubbell, Inc. - Class B	78	8,846
Hydrogenics Corporation	41	726
II-VI, Inc.	20,546	277,166
Plug Power, Inc.	20,944	98,646
Polypore International, Inc.	23,819	1,046,130
Powell Industries, Inc.	4,427	201,561
Power Solutions International, Inc.	9,131	598,081
PowerSecure International, Inc.	33,669	376,083
Real Goods Solar, Inc. - Class A	97,924	78,839
Revolution Lighting Technologies, Inc.	546,797	945,959
SL Industries, Inc.	517	23,265
SolarCity Corporation	9	533
		7,512,357
Industrial Conglomerates — 0.0% (a)
Raven Industries, Inc.	11,658	295,530

Machinery — 1.8%
Accuride Corporation	78	376
Altra Industrial Motion Corporation	20,802	655,679
American Railcar Industries, Inc.	1,367	89,962
ARC Group Worldwide, Inc.	66,169	902,545
Briggs & Stratton Corporation	156,103	3,154,842
CLARCOR, Inc.	4,070	272,527
Colfax Corporation	238	12,942
Donaldson Company, Inc.	2,301	95,676
Dynamic Materials Corporation	31,265	569,336
Energy Recovery, Inc.	389,127	1,782,202
EnPro Industries, Inc.	5,941	383,373
ExOne Company (The)	74,887	1,839,974
Federal Signal Corporation	73	1,037
FreightCar America, Inc.	25,999	857,187
Gorman-Rupp Company (The)	2,285	72,526
Greenbrier Companies, Inc. (The)	2,988	186,869
Harsco Corporation	2,233	48,411
John Bean Technologies Corporation	1,743	52,238
Joy Global, Inc.	1,074	56,525
Lincoln Electric Holdings, Inc.	150	10,872
Manitex International, Inc.	57,253	654,402
Meritor, Inc.	50,596	581,348

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Industrials — 9.2% (Continued)
Machinery — 1.8% (Continued)
Mueller Industries, Inc.	2,966	$96,276
Nordson Corporation	206	15,769
Proto Labs, Inc.	3,414	223,173
Trinity Industries, Inc.	5,913	211,153
Twin Disc, Inc.	2,175	56,593
Valmont Industries, Inc.	1,009	137,396
WABCO Holdings, Inc.	353	34,375
Westport Innovations, Inc.	146,571	904,343
Woodward, Inc.	226	11,573
		13,971,500
Marine — 0.1%
Baltic Trading Ltd.	18,044	67,665
Dryships, Inc.	31,336	46,377
Navios Maritime Holdings, Inc.	36,441	214,638
Safe Bulkers, Inc.	1,920	10,253
Scorpio Bulkers, Inc.	44,019	215,253
		554,186
Professional Services — 0.7%
Advisory Board Company (The)	12,543	673,183
Barrett Business Services, Inc.	32,464	763,229
CTPartners Executive Search, Inc.	833	15,202
Franklin Covey Company	10	196
Hill International, Inc.	62,386	242,058
Insperity, Inc.	9,605	303,134
Odyssey Marine Exploration, Inc.	235,025	277,330
Paylocity Holding Corporation	25,004	612,598
Resources Connection, Inc.	26,315	407,093
RPX Corporation	28,726	403,600
Spherix, Inc.	405,564	498,844
Verisk Analytics, Inc. - Class A	1,972	122,954
WageWorks, Inc.	11,734	668,955
		4,988,376
Road & Rail — 0.6%
ArcBest Corporation	20,711	801,516
Con-Way, Inc.	22,206	963,074
Genesee & Wyoming, Inc. - Class A	267	25,685
Heartland Express, Inc.	8	201
Knight Transportation, Inc.	28,771	841,840
Landstar System, Inc.	6,297	466,041
Marten Transport Ltd.	4,747	93,136
Roadrunner Transportation Systems, Inc.	13,256	273,206
Student Transportation, Inc.	2,881	18,093
Universal Truckload Services, Inc.	22,350	588,252

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Industrials — 9.2% (Continued)
Road & Rail — 0.6% (Continued)
USA Truck, Inc.	21,737	$367,355
YRC Worldwide, Inc.	11,136	238,756
		4,677,155
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc.	78,556	2,173,644
DXP Enterprises, Inc.	11,457	759,484
Fastenal Company	2,864	126,130
GATX Corporation	16,189	1,026,383
H&E Equipment Services, Inc.	1,841	68,835
Kaman Corporation	11,823	509,098
Stock Building Supply Holdings, Inc.	343	5,382
TAL International Group, Inc.	1,736	74,874
Textainer Group Holdings Ltd.	4,800	165,312
Titan Machinery, Inc.	232,618	3,200,824
Veritiv Corporation	2,024	91,303
		8,201,269
Information Technology — 13.2%
Communications Equipment — 1.2%
Alliance Fiber Optic Products, Inc.	3,250	41,957
Applied Optoelectronics, Inc.	46,967	758,047
Black Box Corporation	18,468	406,111
CalAmp Corporation	12,588	242,697
Calix, Inc.	34,096	368,578
DragonWave, Inc.	16,336	17,316
Echostar Corporation - Class A	1	47
Finisar Corporation	22,241	371,870
Harmonic, Inc.	28,782	191,976
Ixia	51,177	492,834
JDS Uniphase Corporation	7,793	104,894
Oplink Communications, Inc.	54,562	1,137,618
ORBCOMM, Inc.	122,325	773,094
Palo Alto Networks, Inc.	2,408	254,526
ParkerVision, Inc.	663	869
PCTEL, Inc.	1,439	11,080
Polycom, Inc.	179,243	2,344,498
Procera Networks, Inc.	50,900	381,241
ViaSat, Inc.	14,766	924,942
Westell Technologies, Inc. - Class A	4,952	6,636
		8,830,831
Electronic Equipment, Instruments & Components — 1.9%
Anixter International, Inc.	13,813	1,176,453
Audience, Inc.	33,795	126,055

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Electronic Equipment, Instruments & Components — 1.9% (Continued)
AVX Corporation	4,240	$61,226
Clearfield, Inc.	92,557	1,358,737
Control4 Corporation	38,351	594,824
CUI Global, Inc.	22,041	180,295
Electro Scientific Industries, Inc.	57,518	408,378
Fabrinet	33,404	608,287
FARO Technologies, Inc.	9,580	536,480
Image Sensing Systems, Inc.	197,628	448,616
Insight Enterprises, Inc.	5,489	124,875
IPG Photonics Corporation	4,212	309,203
Knowles Corporation	21,850	425,201
Maxwell Technologies, Inc.	92,513	1,078,702
Mesa Laboratories, Inc.	12,159	928,583
Methode Electronics, Inc.	1,904	74,980
MTS Systems Corporation	159	10,496
Neonode, Inc.	245,610	525,605
RADA Electronics Industries Ltd.	127,097	321,555
Research Frontiers, Inc.	12,237	60,940
SuperCom Ltd.	7,917	99,358
SYNNEX Corporation	21,379	1,478,999
Tech Data Corporation	8,460	505,231
TTM Technologies, Inc.	111,184	768,281
Uni-Pixel, Inc.	121,014	609,911
Universal Display Corporation	61,108	1,911,458
Vishay Precision Group, Inc.	11,202	190,322
		14,923,051
Internet Software & Services — 2.8%
Aerohive Networks, Inc.	37,354	186,770
Angie's List, Inc.	370,070	2,579,388
Bazaarvoice, Inc.	62,253	463,785
Benefitfocus, Inc.	24,064	666,813
Blucora, Inc.	50,152	850,076
ChannelAdvisor Corporation	52,137	724,183
Chegg, Inc.	152,196	1,012,103
Cornerstone OnDemand, Inc.	24,012	870,915
Cvent, Inc.	48,838	1,266,858
Dealertrack Technologies, Inc.	3,738	175,873
Demandware, Inc.	8,751	524,622
E2open, Inc.	289,887	1,692,940
Endurance International Group Holdings, Inc.	5,552	92,274
Five9, Inc.	5,590	24,596
Internap Network Services Corporation	50,090	401,221

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Internet Software & Services — 2.8% (Continued)
Limelight Networks, Inc.	38,495	$93,928
LinkedIn Corporation - Class A	135	30,910
Liquidity Services, Inc.	22,331	285,390
LivePerson, Inc.	4,772	68,717
Marin Software, Inc.	28,322	253,482
Marketo, Inc.	4,206	135,728
MeetMe, Inc.	35,309	69,912
Millennial Media, Inc.	290,196	594,902
Monster Worldwide, Inc.	4,958	19,138
OPOWER, Inc.	31,296	568,335
Piksel, Inc. - Series A-2 (b)	346,880	0
QuinStreet, Inc.	30,792	124,708
RealNetworks, Inc.	24,451	168,712
Rocket Fuel, Inc.	130,862	2,044,064
SciQuest, Inc.	70,428	1,050,081
Shutterstock, Inc.	1,558	121,150
Spark Networks, Inc.	5,220	22,081
Support.com, Inc.	16,919	36,037
Textura Corporation	52,545	1,399,799
TrueCar, Inc.	39,437	662,542
Twitter, Inc.	4,335	179,772
Vistaprint N.V.	3,417	228,461
Web.com Group, Inc.	33,952	697,034
WebMD Health Corporation	14,186	605,458
Wix.com Ltd.	2,410	40,946
Xoom Corporation	6,417	96,897
Zillow, Inc. - Class A	1,909	207,566
		21,338,167
IT Services — 0.9%
Cardtronics, Inc.	45,861	1,760,604
Cass Information Systems, Inc.	7,349	349,371
CGI Group, Inc. - Class A	1,485	51,010
CIBER, Inc.	36,579	119,613
Computer Task Group, Inc.	7,770	68,376
CSG Systems International, Inc.	14,844	393,514
FleetCor Technologies, Inc.	507	76,334
Forrester Research, Inc.	2,018	81,285
Global Payments, Inc.	1,508	121,394
Jack Henry & Associates, Inc.	1,477	88,354
Lionbridge Technologies, Inc.	17,890	86,409
MAXIMUS, Inc.	1,687	81,752
ModusLink Global Solutions, Inc.	46,057	161,199
NeuStar, Inc. - Class A	12,293	324,658

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
IT Services — 0.9% (Continued)
Sabre Corporation	9,138	$157,174
ServiceSource International, Inc.	400,535	1,530,044
Teradata Corporation	2,808	118,835
Unisys Corporation	23,290	597,156
Vantiv, Inc. - Class A	973	30,085
Virtusa Corporation	17,605	721,453
Western Union Company (The)	2,371	40,212
WidePoint Corporation	25,940	40,466
		6,999,298
Semiconductors & Semiconductor Equipment — 2.3%
Ambarella, Inc.	35,681	1,580,312
Amtech Systems, Inc.	1,576	16,595
Ascent Solar Technologies, Inc.	15,839	27,877
Camtek Ltd.	111,601	369,399
CEVA, Inc.	66,878	1,090,111
Cirrus Logic, Inc.	55,304	1,067,367
Cree, Inc.	2,560	80,589
Entegris, Inc.	75,446	1,024,557
Entropic Communications, Inc.	218,256	545,640
Exar Corporation	120,042	1,146,401
EZchip Semiconductor Ltd.	5,282	112,137
FormFactor, Inc.	32,304	257,463
Kopin Corporation	62,047	235,779
MaxLinear, Inc. - Class A	5,054	35,833
Microchip Technology, Inc.	3,880	167,267
Microsemi Corporation	2,452	63,924
MKS Instruments, Inc.	2,796	101,774
Montage Technology Group Ltd.	9,932	219,497
Nanometrics, Inc.	20,406	276,297
NVE Corporation	343	24,586
Photronics, Inc.	250,260	2,249,837
Pixelworks, Inc.	34,016	153,752
QuickLogic Corporation	702,040	2,021,875
Rambus, Inc.	9,148	104,745
Rubicon Technology, Inc.	138,987	615,712
Rudolph Technologies, Inc.	108,099	949,109
Silicon Image, Inc.	7,945	42,585
Spansion, Inc. - Class A	475	9,776
SunEdison, Inc.	15,877	309,760
SunPower Corporation	3,350	106,664
Ultratech, Inc.	21,521	411,697
Veeco Instruments, Inc.	52,855	1,902,252
		17,321,169

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Software — 3.3%
Actuate Corporation	26,660	$114,371
Allot Communications Ltd.	864	9,867
Amdocs Ltd.	322	15,308
American Software, Inc. - Class A	3,329	32,158
ANSYS, Inc.	186	14,612
Blackbaud, Inc.	5,180	230,510
Bottomline Technologies, Inc.	13,190	330,937
Brady Corporation - Class A	14,152	337,384
Comverse, Inc.	4,068	88,682
Concur Technologies, Inc.	827	106,121
Covisint Corporation	11,393	32,926
Datawatch Corporation	52,774	583,153
Digimarc Corporation	28,545	827,519
Ebix, Inc.	64,736	954,856
FactSet Research Systems, Inc.	284	37,329
FireEye, Inc.	9,467	321,783
Fleetmatics Group plc	52,548	1,951,633
Gigamon, Inc.	92,634	1,383,952
Glu Mobile, Inc.	348	1,347
Interactive Intelligence Group, Inc.	50,136	2,419,563
King Digital Entertainment plc	53,898	614,437
Magic Software Enterprises Ltd.	1,707	11,932
Mandalay Digital Group, Inc.	154,281	590,896
Mentor Graphics Corporation	151	3,200
Mobileye N.V.	5,682	295,521
Netscout Systems, Inc.	7,674	282,864
NetSuite, Inc.	374	40,639
NQ Mobile, Inc. - ADR	91,131	666,168
Park City Group, Inc.	33,215	279,670
PROS Holdings, Inc.	63,065	1,764,559
Qlik Technologies, Inc.	27,051	766,896
Rally Software Development Corporation	55,567	567,895
RealPage, Inc.	9,573	190,215
Rosetta Stone, Inc.	41,500	397,155
ServiceNow, Inc.	640	43,475
Silver Spring Networks, Inc.	955	9,149
Splunk, Inc.	4,895	323,462
Tableau Software, Inc. - Class A	4,631	382,474
Take-Two Interactive Software, Inc.	58,451	1,546,029
Tangoe, Inc.	91,088	1,336,261
TeleNav, Inc.	94,745	684,059
TIBCO Software, Inc.	5,271	123,183
TubeMogul, Inc.	14,540	225,951

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Software — 3.3% (Continued)
VirnetX Holding Corporation	746,863	$4,384,086
VMware, Inc. - Class A	421	35,183
Workday, Inc. - Class A	1,685	160,884
		25,520,254
Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corporation	24,394	922,093
Cray, Inc.	72,772	2,522,277
Diebold, Inc.	36,158	1,281,078
Dot Hill Systems Corporation	84,476	333,680
Immersion Corporation	834	7,022
Intevac, Inc.	33,959	251,297
Lexmark International, Inc. - Class A	5,372	231,856
Nimble Storage, Inc.	2,653	72,586
Quantum Corporation	146,541	187,572
Stratasys Ltd.	2,421	291,392
Synaptics, Inc.	1,853	126,801
Violin Memory, Inc.	10,341	50,050
		6,277,704
Materials — 4.3%
Chemicals — 1.4%
American Vanguard Corporation	97,880	1,129,535
Balchem Corporation	18,444	1,193,327
Calgon Carbon Corporation	15,019	315,850
CF Industries Holdings, Inc.	170	44,200
Chemtura Corporation	40,857	951,560
China Green Agriculture, Inc.	202,639	415,410
Clean Diesel Technologies, Inc.	22	69
Ferro Corporation	7,494	98,321
FMC Corporation	507	29,076
FutureFuel Corporation	38,607	514,245
Gulf Resources, Inc.	5,559	7,449
Hawkins, Inc.	3,753	144,528
Innospec, Inc.	8	323
Intrepid Potash, Inc.	16,994	228,569
Israel Chemicals Ltd.	3,962	26,744
Kraton Performance Polymers, Inc.	2,219	39,698
Landec Corporation	19,520	245,757
Monsanto Company	1,375	158,180
NewMarket Corporation	30	11,640
Olin Corporation	64,443	1,562,098
Platform Specialty Products Corporation	520	13,520
Rayonier Advanced Materials, Inc.	107,614	3,070,227
Senomyx, Inc.	50,141	397,117

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Materials — 4.3% (Continued)
Chemicals — 1.4% (Continued)
Sensient Technologies Corporation	2,349	$139,014
Stepan Company	982	43,483
		10,779,940
Construction Materials — 0.0% (a)
Headwaters, Inc.	6,079	77,203
RPM International, Inc.	315	14,270
		91,473
Containers & Packaging — 0.1%
AEP Industries, Inc.	615	28,284
AptarGroup, Inc.	1,020	63,485
Bemis Company, Inc.	5,342	205,507
Berry Plastics Group, Inc.	9,973	259,497
Myers Industries, Inc.	13,845	206,844
Silgan Holdings, Inc.	3,194	157,017
		920,634
Metals & Mining — 2.1%
A.M. Castle & Company	221,393	1,627,238
AK Steel Holding Corporation	166,637	1,261,442
Allied Nevada Gold Corporation	1,314,284	1,826,855
Carpenter Technology Corporation	10,421	521,571
Cliffs Natural Resources, Inc.	1,264	14,195
Commercial Metals Company	42,156	728,877
Compass Minerals International, Inc.	2,556	218,998
First Majestic Silver Corporation	743	3,812
Goldcorp, Inc.	125	2,347
Great Northern Iron Ore Properties	3,094	62,220
Haynes International, Inc.	709	32,961
Horsehead Holding Corporation	6,631	104,173
IAMGOLD Corporation	7,240	13,684
Kaiser Aluminum Corporation	10,732	746,411
Kinross Gold Corporation	575	1,236
Molycorp, Inc.	2,286,659	3,155,589
NN, Inc.	11,234	280,850
NovaGold Resources, Inc.	52,051	128,566
Olympic Steel, Inc.	6,322	127,199
Primero Mining Corporation	1,185	4,053
Sandstorm Gold Ltd.	6,194	17,901
Seabridge Gold, Inc.	11,320	72,448
Silvercorp Metals, Inc.	4,749	5,699
SinoCoking Coal and Coke Chemical Industries, Inc.	165,283	456,181
Stillwater Mining Company	18,483	242,682
Tanzanian Royalty Exploration Corporation	61,692	77,115
Taseko Mines Ltd.	16,233	21,428

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Materials — 4.3% (Continued)
Metals & Mining — 2.1% (Continued)
Teck Resources Ltd. - Class B	486	$7,669
Universal Stainless & Alloy Products, Inc.	1,209	31,083
Walter Energy, Inc.	1,564,455	3,770,336
Yamana Gold, Inc.	301	1,198
		15,566,017
Paper & Forest Products — 0.7%
Deltic Timber Corporation	14,036	913,603
Louisiana-Pacific Corporation	96,397	1,407,396
P.H. Glatfelter Company	47,859	1,207,483
Verso Paper Corporation	80,880	234,552
Wausau Paper Corporation	176,040	1,741,036
		5,504,070
Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.8%
8x8, Inc.	81,580	641,219
Cogent Communications Holdings, Inc.	1,488	50,503
Consolidated Communications Holdings, Inc.	10,987	284,563
Fairpoint Communications, Inc.	45,046	747,764
Globalstar, Inc.	844,434	2,001,309
Hawaiian Telcom Holdco, Inc.	4,411	118,656
inContact, Inc.	105,186	936,155
Lumos Networks Corporation	7,571	130,221
magicJack VocalTec Ltd.	95,131	884,718
Premiere Global Services, Inc.	30,654	320,947
Straight Path Communications, Inc. - Class B	89	1,922
		6,117,977
Wireless Telecommunication Services — 0.2%
RingCentral, Inc.	69,132	908,395
SBA Communications Corporation - Class A	355	39,877
Sprint Corporation	11,112	65,894
United States Cellular Corporation	19,667	716,272
		1,730,438
Utilities — 0.9%
Electric Utilities — 0.3%
ALLETE, Inc.	190	9,926
Empire District Electric Company (The)	1,207	34,327
Great Plains Energy, Inc.	4,785	128,860
Hawaiian Electric Industries, Inc.	7,320	206,131
ITC Holdings Corporation	5,145	203,794
NextEra Energy, Inc.	295	29,565
NRG Yield, Inc. - Class A	27,259	1,362,132
Otter Tail Corporation	965	29,915
Pinnacle West Capital Corporation	1,295	79,604

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 71.3% (Continued)	Shares	Value
Utilities — 0.9% (Continued)
Electric Utilities — 0.3% (Continued)
PNM Resources, Inc.	1,686	$48,641
TerraForm Power, Inc. - Class A	3,185	90,645
Westar Energy, Inc.	5,298	200,317
		2,423,857
Gas Utilities — 0.4%
Ferrellgas Partners, L.P.	3,287	88,716
Laclede Group, Inc. (The)	11,908	604,569
Northwest Natural Gas Company	34,045	1,597,732
Piedmont Natural Gas Company, Inc.	10,600	402,906
South Jersey Industries, Inc.	866	50,783
WGL Holdings, Inc.	208	9,776
		2,754,482
Independent Power and Renewable Electricity Producers — 0.0% (a)
Dynegy, Inc.	1,272	38,796
NextEra Energy Partners, L.P.	2,909	106,353
NRG Energy, Inc.	1,342	40,233
		185,382
Multi-Utilities — 0.1%
Black Hills Corporation	3,413	186,793
Consolidated Edison, Inc.	541	34,278
Dominion Resources, Inc.	2,024	144,311
Just Energy Group, Inc.	54,242	264,159
NorthWestern Corporation	4,939	260,977
Public Service Enterprise Group, Inc.	793	32,759
Wisconsin Energy Corporation	625	31,037
		954,314
Water Utilities — 0.1%
Aqua America, Inc.	1,923	50,382
Cadiz, Inc.	78,759	784,440
		834,822

Total Common Stocks (Proceeds $639,288,736)		$547,951,902

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

PREFERRED STOCKS — 0.0% (a)	Shares	Value
Stanley Black & Decker, Inc., 6.25% (Proceeds $71,509)	650	$75,420

OTHER INVESTMENTS — 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $102,861)	4,441	$99,967

RIGHTS — 0.0% (a)	Shares	Value
CHC Group Ltd. (b)	31,463	$0
Sears Holdings Corporation	49,177	1,180
Total Rights (Proceeds $21,662)		$1,180

WARRANTS — 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$165,375
Eagle Bulk Shipping, Inc.	4,804	12,250
Magnum Hunter Resources Corporation (b)	15,689	0
Total Warrants (Proceeds $550,700)		$177,625

CORPORATE BONDS — 0.0% (a)	Par Value	Value
Consumer Discretionary — 0.0% (a)
Central European Media Enterprises Ltd., 15.00%, due 12/1/2017 (Proceeds $0)	$12,500	$13,394

Total Securities Sold Short — 71.3% (Proceeds $640,035,468)		$548,319,488

ADR - American Depositary Receipt.
(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $(861,676) at October 31, 2014, representing (0.1%) of net assets (Note 2).
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2014

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2014	612	$9,620,640	$906,725
CBOE Volatility Index (VIX) Future	12/16/2014	601	9,634,030	842,008
E-Mini S&P 500 Future	12/19/2014	965	96,982,500	(4,026,333)

Total Futures Contracts Sold Short			$116,237,170	$(2,277,600)

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS*
October 31, 2014

COMMON STOCKS — 97.6%	Shares	Value
Consumer Discretionary — 15.0%
Boyd Gaming Corporation (a)	32,764	$378,424
Core-Mark Holding Company, Inc.	6,919	401,509
Grand Canyon Education, Inc. (a)	9,252	443,171
Jack in the Box, Inc.	5,554	394,556
Marriott Vacations Worldwide Corporation	5,388	374,143
Regis Corporation	21,230	360,485
Tower International, Inc. (a)	18,833	457,642
Other Consumer Discretionary (b)		11,836,974
		14,646,904
Consumer Staples — 2.9%
Cal-Maine Foods, Inc.	6,331	555,798
Chiquita Brands International, Inc. (a)	32,602	470,447
Fresh Del Monte Produce, Inc.	10,895	349,838
Other Consumer Staples (b)		1,485,515
		2,861,598
Energy — 2.4%
Other Energy (b)		2,329,433

Financials — 19.2%
First BanCorp (Puerto Rico) (a)	78,143	407,125
Hanover Insurance Group, Inc. (The)	8,715	583,382
Mercury General Corporation	8,190	435,053
Navigators Group, Inc. (The) (a)	5,297	360,673
StanCorp Financial Group, Inc.	8,708	605,728
Other Financials (b)		16,432,769
		18,824,730
Health Care — 19.7%
Amicus Therapeutics, Inc. (a)	72,075	418,035
BioSpecifics Technologies Corporation (a)	9,245	370,909
Cantel Medical Corporation	10,484	444,522
Gentiva Health Services, Inc. (a)	22,263	438,581
Greatbatch, Inc. (a)	11,115	557,862
Hill-Rom Holdings, Inc.	8,593	382,217
Lannett Company, Inc. (a)	7,587	430,335
Magellan Health, Inc. (a)	8,068	488,275
Masimo Corporation (a)	14,895	375,950
MedAssets, Inc. (a)	19,163	415,071
Natus Medical, Inc. (a)	16,547	562,598
Omnicell, Inc. (a)	16,219	524,036
RadNet, Inc. (a)	57,340	533,262
Sagent Pharmaceuticals, Inc. (a)	14,140	447,390
Symmetry Medical, Inc. (a)	39,780	393,822
Other Health Care (b)		12,471,153
		19,254,018

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 97.6% (Continued)	Shares	Value
Industrials — 11.5%
ARC Document Solutions, Inc. (a)	39,911	$405,097
Covenant Transportation Group, Inc. - Class A (a)	18,556	384,851
CRA International, Inc. (a)	14,484	434,520
H&E Equipment Services, Inc.	9,810	366,796
Mueller Water Products, Inc. - Class A	57,473	567,258
Multi-Color Corporation	8,546	421,318
Other Industrials (b)		8,695,380
		11,275,220
Information Technology — 19.4%
Advanced Energy Industries, Inc. (a)	20,947	414,332
Amkor Technology, Inc. (a)	93,657	634,994
Comtech Telecommunications Corporation	13,629	518,856
Constant Contact, Inc. (a)	9,877	349,251
Dice Holdings, Inc. (a)	59,739	595,598
International Rectifier Corporation (a)	10,809	429,874
Leidos Holdings, Inc.	10,143	370,929
Littelfuse, Inc.	4,897	477,653
Methode Electronics, Inc.	15,532	611,650
OmniVision Technologies, Inc. (a)	20,210	541,224
Progress Software Corporation (a)	15,088	390,779
VASCO Data Security International, Inc. (a)	30,990	784,667
Other Information Technology (b)		12,857,352
		18,977,159
Materials — 4.4%
Boise Cascade Company (a)	9,683	349,169
Other Materials (b)		3,903,934
		4,253,103
Telecommunication Services — 1.3%
Other Telecommunication Services (b)		1,276,405

Utilities — 1.8%
Southwest Gas Corporation	6,951	403,783
Other Utilities (b)		1,342,148
		1,745,931

Total Common Stocks (Cost $87,220,273)		$95,444,501

RIGHTS — 0.1%	Shares	Value
Other Rights (Cost $0) (b)		$85,552

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 6.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $5,991,889)	5,991,889	$5,991,889

Total Investments at Value — 103.8% (Cost $93,212,162)		$101,521,942

Liabilities in Excess of Other Assets — (3.8%)		(3,745,941)

Net Assets — 100.0%		$97,776,001

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	Non-income producing security.
(b)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2014.
(c)	The rate shown is the 7-day effective yield as of October 31, 2014.
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2014

U.S. TREASURY OBLIGATIONS (a) — 23.9%	Par Value	Value
U.S. Treasury Bills,
0.015%, due 02/19/2015	$2,160,000	$2,159,871
0.024%, due 03/05/2015	4,410,000	4,409,400
0.027%, due 03/19/2015	1,281,000	1,280,782
0.048%, due 04/02/2015	1,281,000	1,280,759
Total U.S. Treasury Obligations (Cost $9,131,333)		$9,130,812

MONEY MARKET FUNDS — 66.7%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.04% (b)	5,255,220	$5,255,220
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (b)	9,393,110	9,393,110
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	5,255,712	5,255,712
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.04% (b)	155,499	155,499
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	155,413	155,413
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	5,255,056	5,255,056
Total Money Market Funds (Cost $25,470,010)		$25,470,010

Total Investments at Value — 90.6% (Cost $34,601,343)		$34,600,822

Other Assets in Excess of Liaibilities — 9.4%		3,610,952	(c)

Net Assets — 100.0%		$38,211,774

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of October 31, 2014.
(c)	Includes cash held as margin deposits for futures contracts.
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2014

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	12/15/2014	7	$202,930	$(12,430)
Copper Future	12/29/2014	4	304,600	(846)
Cotton No. 2 Future	12/08/2014	34	1,095,650	(4,906)
Crude Oil Future	11/20/2014	9	725,220	(24,109)
Ethanol Future	12/03/2014	28	1,413,692	69,061
Feeder Cattle Future	11/20/2014	9	1,053,675	(4,862)
Feeder Cattle Future	01/29/2015	2	228,475	(2,343)
Hard Red Winter Wheat Future	12/12/2014	99	2,939,062	120,548
Lean Hogs Future	12/12/2014	29	1,021,090	(72,160)
Live Cattle Future	12/31/2014	3	199,260	(1,368)
Oats Future	12/12/2014	78	1,311,375	3,204
Palladium Future	12/29/2014	2	158,530	2,206
Platinum Future	01/28/2015	3	185,325	(106)
Soybean Meal Future	12/12/2014	78	3,034,200	475,672
Total Commodity Futures			13,873,084	547,561

FINANCIAL FUTURES
Euro STOXX 50 Future	12/19/2014	19	740,668	4,705
Euro VSTOXX Mini Future	11/19/2014	45	109,674	(1,165)
Euro VSTOXX Mini Future	12/17/2014	69	150,441	(20,435)
Total Financial Futures			1,000,783	(16,895)

Total Futures Contracts			$14,873,867	$530,666

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2014

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	12/02/2014	1	$35,600	$3,347
Coffee Future	12/18/2014	15	1,057,500	27,464
Corn Future	12/12/2014	70	1,318,625	(69,212)
Frozen Concentrate Orange Juice Future	01/09/2015	43	895,583	(1,861)
Lumber Future	01/15/2015	10	356,510	19,894
Natural Gas Future	11/25/2014	32	1,239,040	(29,989)
Red Spring Wheat Future	12/12/2014	12	344,550	1,057
Soybean Future	01/14/2015	36	1,888,650	(99,783)
Soybean Oil Future	12/12/2014	81	1,691,280	(102,540)
Sugar No. 11 Future	02/27/2015	69	1,239,571	(10,174)
Wheat Future	12/12/2014	144	3,834,000	(46,784)
Total Commodity Futures			13,900,909	(308,581)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2014	103	1,619,160	158,174
CBOE Volatility Index (VIX) Future	12/16/2014	102	1,635,060	146,226
E-Mini S&P 500 Future	12/19/2014	163	16,381,500	(681,653)
Total Financial Futures			19,635,720	(377,253)

Total Futures Contracts Sold Short			$33,536,629	$(685,834)

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2014

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$719,227,033	$93,212,162	$34,601,343
At value (Note 2)	$792,639,630	$101,521,942	$34,600,822
Cash	10,975	—	647,266
Cash denominated in foreign currency	—	—	5,125
Deposits with brokers for short positions (Note 2)	549,430,260	—	—
Margin deposits for futures contracts (Notes 2 and 5)	10,122,892	—	4,000,929
Variation margin receivable (Notes 2 and 5)	1,748,733	—	1,031,783
Unrealized appreciation on forward currency exchange contracts (Notes 2 and 5)	—	—	69,401
Dividends and interest receivable	283,408	34,848	873
Receivable for investment securities sold	164,456,810	12,979,165	—
Receivable for capital shares sold	540,752	64,100	500
Other assets	37,763	13,127	11,127
TOTAL ASSETS	1,519,271,223	114,613,182	40,367,826

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $640,035,468)	548,319,488	—	—
Variation margin payable (Notes 2 and 5)	4,026,333	—	1,186,508
Unrealized depreciation on forward currency exchange contracts (Notes 2 and 5)	—	—	15,284
Dividends payable on securities sold short (Note 2)	217,694	—	—
Payable for investment securities purchased	192,604,114	16,621,557	—
Payable for capital shares redeemed	2,317,868	98,267	895,007
Payable to Adviser (Note 4)	1,017,368	85,356	39,912
Payable to administrator (Note 4)	133,227	15,041	11,541
Accrued brokerage expense on securities sold short (Note 2)	1,331,077	—	—
Other accrued expenses and liabilities	122,545	16,960	7,800
TOTAL LIABILITIES	750,089,714	16,837,181	2,156,052

NET ASSETS	$769,181,509	$97,776,001	$38,211,774

Net assets consist of:
Paid-in capital	$701,490,176	$84,582,386	$41,679,714
Accumulated net investment loss	(51,765,089)	(6,058)	(760,016)
Accumulated net realized gains (losses) from security transactions and other financial instruments	(43,394,555)	4,889,893	(2,606,723)
Net unrealized appreciation (depreciation) on:
Investments	73,412,597	8,309,780	(521)
Short positions	91,715,980	—	—
Futures contracts	(2,277,600)	—	(155,168)
Translation of assets and liabilities in foreign currencies	—	—	54,488
Net assets	$769,181,509	$97,776,001	$38,211,774

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	49,774,139	7,017,734	3,868,313

Net asset value, redemption price and offering price per share (Note 2)	$15.45	$13.93	$9.88

*	Consolidated financial statement (Note 1).
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2014

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$13,829,570	$1,075,814	$14,098
Foreign tax withholding	(43,303)	(1,015)	—
Interest	14,200	146	6,357
TOTAL INVESTMENT INCOME	13,800,467	1,074,945	20,455

EXPENSES
Brokerage expense on securities sold short (Note 2)	60,458,569	—	—
Investment advisory fees (Note 4)	19,712,980	1,069,865 (a)	874,956
Dividend expense on securities sold short (Note 2)	9,867,759	—	—
Accounting services fees (Note 4)	751,817	58,168	49,277
Administration fees (Note 4)	674,688	68,279	60,000
Custodian fees	522,018	65,771	28,694
Transfer agent fees (Note 4)	245,789	46,652	23,649
Professional fees	90,920	30,140	36,861
Registration and filing fees	59,862	31,670	37,555
Trustees’ fees and expenses (Note 4)	39,383	39,383	39,383
Pricing fees	88,100	17,176	2,331
Postage and supplies	73,782	12,213	9,101
Compliance service fees and expenses (Note 4)	37,619	12,528	11,670
Borrowing costs	50,040	373	139
Insurance expense	44,672	2,645	2,668
Printing of shareholder reports	29,881	7,073	6,748
Interest expense on securities sold short (Note 2)	26,497	—	—
Other expenses	47,809	15,774	13,552
TOTAL EXPENSES	92,822,185	1,477,710	1,196,584
Investment advisory fee reductions (Note 4)	(205,839)	(77,861)	(157,600)
NET EXPENSES	92,616,346	1,399,849	1,038,984
NET INVESTMENT LOSS	(78,815,879)	(324,904)	(1,018,529)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION AND FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	197,113,391	6,370,705	1,639
Securities sold short	37,177,773	—	—
Option contracts (Note 5)	25,777	—	—
Futures contracts (Note 5)	(2,582,887)	—	1,739,476
Foreign currency transactions (Note 5)	(8,450)	—	(304,954)
Net change in unrealized appreciation (depreciation) on:
Investments	(109,095,220)	1,866,097	405
Securities sold short	(70,354,260)	—	—
Option contracts (Note 5)	(10,501)	—	—
Futures contracts (Note 5)	(2,277,600)	—	(2,806)
Foreign currency translation (Note 5)	(4)	—	(39,846)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	49,988,019	8,236,802	1,393,914
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(28,827,860)	$7,911,898	$375,385

*	Consolidated financial statement (Note 1).
(a)	Includes $9,303 of prior years’ investment advisory fee reductions recouped by the Adviser (Note 4).
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment loss	$(78,815,879)	$(120,077,792)
Net realized gains (losses) from:
Investments	197,113,391	423,147,517
Securities sold short	37,177,773	(308,876,468)
Option contracts	25,777	860,815
Futures contracts	(2,582,887)	—
Foreign currency transactions	(8,450)	26,798
Net change in unrealized appreciation (depreciation) on:
Investments	(109,095,220)	128,317,841
Securities sold short	(70,354,260)	(21,298,881)
Option contracts	(10,501)	10,501
Futures contracts	(2,277,600)	—
Foreign currency translation	(4)	(36,928)
Net increase (decrease) in net assets from operations	(28,827,860)	102,073,403

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(59,150,243)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	179,365,520	480,118,243
Net asset value of shares issued in reinvestment of distributions to shareholders	43,784,401	—
Proceeds from redemption fees collected (Note 2)	29,157	170,982
Payments for shares redeemed	(948,816,181)	(788,868,625)
Net decrease in net assets from capital share transactions	(725,637,103)	(308,579,400)

TOTAL DECREASE IN NET ASSETS	(813,615,206)	(206,505,997)

NET ASSETS
Beginning of year	1,582,796,715	1,789,302,712
End of year	$769,181,509	$1,582,796,715

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(51,765,089)	$1,188,427

CAPITAL SHARE ACTIVITY
Shares sold	11,722,709	30,497,892
Shares issued in reinvestment of distributions to shareholders	2,838,021	—
Shares redeemed	(62,540,475)	(50,204,897)
Net decrease in shares outstanding	(47,979,745)	(19,707,005)
Shares outstanding, beginning of year	97,753,884	117,460,889
Shares outstanding, end of year	49,774,139	97,753,884

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(324,904)	$37,191
Net realized gains from investments	6,370,705	16,812,788
Net change in unrealized appreciation (depreciation) on investments	1,866,097	5,193,135
Net increase in net assets from operations	7,911,898	22,043,114

FROM DISTRIBUTIONS (Note 2)
Distributions from net investment income	—	(312,976)
Distributions from net realized gains from security transactions	(16,453,993)	(8,873,127)
Decrease in net assets from distributions	(16,453,993)	(9,186,103)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,834,470	29,460,786
Net asset value of shares issued in reinvestment of distributions to shareholders	14,622,207	7,904,955
Proceeds from redemption fees collected (Note 2)	392	7,160
Payments for shares redeemed	(24,128,224)	(19,313,493)
Net increase in net assets from capital share transactions	25,328,845	18,059,408

TOTAL INCREASE IN NET ASSETS	16,786,750	30,916,419

NET ASSETS
Beginning of year	80,989,251	50,072,832
End of year	$97,776,001	$80,989,251

ACCUMULATED NET INVESTMENT LOSS	$(6,058)	$(46,834)

CAPITAL SHARE ACTIVITY
Shares sold	2,536,843	2,133,863
Shares issued in reinvestment of distributions to shareholders	1,095,296	689,884
Shares redeemed	(1,716,274)	(1,415,761)
Net increase in shares outstanding	1,915,865	1,407,986
Shares outstanding, beginning of year	5,101,869	3,693,883
Shares outstanding, end of year	7,017,734	5,101,869

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
STATEMENTS OF CHANGES IN NET ASSETS*

	Year Ended October 31, 2014	Year Ended October 31, 2013
FROM OPERATIONS
Net investment loss	$(1,018,529)	$(2,492,507)
Net realized gains (losses) from:
Investments	1,639	9,291
Futures contracts	1,739,476	(5,414,738)
Foreign currency transactions	(304,954)	(1,151,993)
Net change in unrealized appreciation (depreciation) on:
Investments	405	(574)
Futures contracts	(2,806)	(395,828)
Foreign currency translation	(39,846)	94,334
Net increase (decrease) in net assets from operations	375,385	(9,352,015)

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(180,217)	(2,570,373)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,722,794	82,353,356
Net asset value of shares issued in reinvestment of distributions to shareholders	153,704	2,091,788
Proceeds from redemption fees collected (Note 2)	2,970	48,752
Payments for shares redeemed	(39,112,450)	(117,862,869)
Net decrease in net assets from capital share transactions	(30,232,982)	(33,368,973)

TOTAL DECREASE IN NET ASSETS	(30,037,814)	(45,291,361)

NET ASSETS
Beginning of year	68,249,588	113,540,949
End of year	$38,211,774	$68,249,588

ACCUMULATED NET INVESTMENT LOSS	$(760,016)	$(2,045,004)

CAPITAL SHARE ACTIVITY
Shares sold	858,709	7,753,379
Shares issued in reinvestment of distributions to shareholders	15,143	192,969
Shares redeemed	(3,876,209)	(11,358,461)
Net decrease in shares outstanding	(3,002,357)	(3,412,113)
Shares outstanding, beginning of year	6,870,670	10,282,783
Shares outstanding, end of year	3,868,313	6,870,670

*	Consolidated financial statements (Note 1).
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each year:	Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010
Net asset value at beginning of year	$16.19		$15.23	$14.41	$15.80		$14.92

Income (loss) from investment operations:
Net investment loss	(1.57)		(1.25)	(0.99)	(0.83)		(0.45)
Net realized and unrealized gains on investments	1.49		2.21	2.05	0.93		1.43
Total from investment operations	(0.08)		0.96	1.06	0.10		0.98

Less distributions:
Distributions from net realized gains from security transactions	(0.66)		—	(0.24)	(1.49)		(0.10)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)

Net asset value at end of year	$15.45		$16.19	$15.23	$14.41		$15.80

Total return (b)	(0.50%)		6.30%	7.48%	0.43%		6.60%

Ratios and supplemental data:
Net assets at end of year (000’s)	$769,182		$1,582,797	$1,789,303	$1,762,265		$1,142,219

Ratio of total expenses to average net assets	8.44%		8.67%	8.63%	8.10%		4.52%

Ratio of net expenses to average net assets	8.43	%(c)	8.67%	8.63%	8.12	%(d)	4.55	%(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	7.53	%(c)	7.59%	7.75%	7.38	%(d)	3.81	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	2.02	%(c)(f)	2.41%	2.42%	2.47	%(d)	2.50	%(d)

Ratio of net investment loss to average net assets	(7.17	%)(c)	(6.67%)	(6.73%)	(6.56	%)(d)	(3.16	%)(d)

Portfolio turnover rate	669%		552%	607%	751%		703%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratio was determined after advisory fee reductions (Note 4).
(d)	Includes recoupment by the Adviser of prior years’ advisory fee reductions and expense reimbursements (Note 4).
(e)	Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.41%, 6.26%, 6.21%, 5.65% and 2.05% of average net assets for the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(f)	Effective January 1, 2014, the Advisor reduced its advisory fee from 2.25% to 1.65% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses to 1.90% of average daily net assets.
See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each year:	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010
Net asset value at beginning of year	$15.87	$13.56	$12.07		$11.98	$9.33

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	0.02	(0.00	)(a)	(0.04)	(0.06)
Net realized and unrealized gains on investments	1.40	4.92	1.52		0.87	2.70
Total from investment operations	1.36	4.94	1.52		0.83	2.64

Less distributions:
Distributions from net investment income	—	(0.07)	—		—	—
Distributions from net realized gains from security transactions	(3.30)	(2.56)	(0.03)		(0.74)	—
Total distributions	(3.30)	(2.63)	(0.03)		(0.74)	—

Proceeds from redemption fees collected (Note 2)	0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)	0.01

Net asset value at end of year	$13.93	$15.87	$13.56		$12.07	$11.98

Total return (b)	9.50%	44.15%	12.62%		6.68%	28.40%

Ratios and supplemental data:
Net assets at end of year (000’s)	$97,776	$80,989	$50,073		$51,274	$35,784

Ratio of total expenses to average net assets	1.61%	1.80%	1.95%		1.82%	2.31%

Ratio of net expenses to average net assets (c)	1.54%	1.75%	1.75%		1.69%	1.78%

Ratio of net investment income (loss) to average net assets (c)	(0.36%)	0.06%	(0.03%)		(0.31%)	(0.70%)

Portfolio turnover rate	579%	601%	557%		525%	657%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratio was determined after advisory fee reductions and expense reimbursements and includes recoupment by the Adviser of prior years’ investment advisory fee reductions (Note 4).
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2014		Year Ended October 31, 2013		Period Ended October 31, 2012(a)
Net asset value at beginning of period	$9.93		$11.04		$10.00

Income (loss) from investment operations:
Net investment loss	(0.49)		(0.20)		(0.09)
Net realized and unrealized gains (losses) on investments	0.47		(0.68)		1.13
Total from investment operations	(0.02)		(0.88)		1.04

Less distributions:
Distributions from net realized gains from security transactions	(0.03)		(0.23)		—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)

Net asset value at end of period	$9.88		$9.93		$11.04

Total return (c)	(0.22%)		(8.14%)		10.40	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$38,212		$68,250		$113,541

Ratio of total expenses to average net assets	2.19%		2.35%		2.51	%(e)

Ratio of net expenses to average net assets (f)	1.90%		2.30%		2.30	%(e)

Ratio of net investment loss to average net assets (f)	(1.87%)		(2.23%)		(2.19	%)(e)

Portfolio turnover rate	0	%(g)	0	%(g)	0	%(g)

*	Consolidated financial statements (Note 1).
(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions (Note 4).
(g)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2014

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. TFS Hedged Futures Fund and the Subsidiary each have a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of December 31st and November 30th, respectively.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Securities, options and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Option contacts are valued at the closing price as quoted on the exchanges on which they are primarily traded. If no closing price is readily available at the time of valuation, the option will be valued at the closing bid price for that day. Futures contracts that trade on

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on the primary exchange on which the contract is traded. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, preferred stocks, closed-end funds, rights, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include rights and warrants that trade infrequently or their trading has been temporarily halted and U.S. Treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and corporate bonds that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments and financial instruments categorized as Level 3.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of October 31, 2014:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stocks	$703,563,591	$—		$0	*	$703,563,591
Other Investments	53,086,262	—		—		53,086,262
Rights	347,236	27		—		347,263
Warrants	—	0	*	—		0
Corporate Bonds	—	2,975		0	*	2,975
Money Market Funds	35,639,539	—		—		35,639,539
Total	$792,636,628	$3,002		$0		$792,639,630
Other Financial Instruments:
Common Stocks – Sold Short	$(547,255,601)	$—		$(696,301	)*	$(547,951,902)
Preferred Stocks – Sold Short	(75,420)	—		—		(75,420)
Other Investments – Sold Short	(99,967)	—		—		(99,967)
Rights – Sold Short	(1,180)	0	*	—		(1,180)
Warrants – Sold Short	(12,250)	(165,375	)*	—		(177,625)
Corporate Bonds – Sold Short	—	(13,394)		—		(13,394)
Futures Contracts – Sold Short	(2,277,600)	—		—		(2,277,600)
Total	$(549,722,018)	$(178,769)		$(696,301)		$(550,597,088)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$95,444,501	$—	$—	$95,444,501
Rights	85,552	—	—	85,552
Money Market Funds	5,991,889	—	—	5,991,889
Total	$101,521,942	$—	$—	$101,521,942

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$9,130,812	$—	$9,130,812
Money Market Funds	25,470,010	—	—	25,470,010
Total	$25,470,010	$9,130,812	$—	$34,600,822
Other Financial Instruments:
Futures Contracts	$530,666	$—	$—	$530,666
Futures Contracts – Sold Short	(685,834)	—	—	(685,834)
Total	$(155,168)	$—	$—	$(155,168)

*	TFS Market Neutral Fund holds a Common Stock, Warrants, a Corporate Bond, a Common Stock – Sold Short, a Right – Sold Short and a Warrant – Sold Short which have been fair valued at $0.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of October 31, 2014, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on October 31, 2014 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

Securities Sold Short
Transfers from Level 1 to Level 3	$(696,301)

There were no transfers between Level 2 and Level 3 as of October 31, 2014 for TFS Market Neutral Fund. There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of October 31, 2014.

The following is a reconciliation of Level 3 investments and securities sold short of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2013 and October 31, 2014.

	Investments		Securities Sold Short
Balance as of October 31, 2013	$—		$—
Transfers in and/or out of Level 3	—		(696,301)
Receipts from corporate actions	0	*	0	*
Balance as of October 31, 2014	$0	*	$(696,301	)*

*	TFS Market Neutral Fund holds a Common Stock, Warrants, a Corporate Bond, a Common Stock – Sold Short, a Right – Sold Short and a Warrant – Sold Short which have been fair valued at $0.

The total amount of unrealized appreciation (depreciation) on Level 3 investments and securities sold short was $(43,139) and $4,840,383, respectively, at October 31, 2014.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments and securities sold short:

	Fair Value at October 31, 2014		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Common Stocks	$0	*	Deemed Worthless	Discount Percentage	100%	Increase
Corporate Bond	0	*	Deemed Worthless	Discount Percentage	100%	Increase
Common Stocks - Sold Short	(696,301)		Discount from Last Sale Price	Discount Percentage	50%	Increase
Common Stocks - Sold Short	0	*	Deemed Worthless	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds a Common Stock, a Corporate Bond and a Common Stock – Sold Short which have been fair valued at $0.
**
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Effective January 1, 2014, the offering price and redemption price per share of each Fund is equal to the net asset value per share. Prior to January 1, 2014, shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

During the years ended October 31, 2014 and 2013, proceeds from redemption fees totaled $29,157 and $170,982, respectively, for TFS Market Neutral Fund, $392 and $7,160, respectively, for TFS Small Cap Fund and $2,970 and $48,752, respectively, for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are paid at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the years ended October 31, 2014 and 2013 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	10/31/2014	$15,491,463	$43,658,780	$59,150,243
	10/31/2013	$—	$—	$—
TFS Small Cap Fund	10/31/2014	$15,424,540	$1,029,453	$16,453,993
	10/31/2013	$8,620,933	$565,170	$9,186,103
TFS Hedged Futures Fund	10/31/2014	$—	$180,217	$180,217
	10/31/2013	$338,325	$2,232,048	$2,570,373

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets. Short selling subjects a fund to the potential for unlimited losses.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

the security. Premiums received from writing put options which are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in forward foreign currency exchange contracts for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, the Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – The tax year end is October 31st for TFS Market Neutral Fund and TFS Small Cap Fund and December 31st for TFS Hedged Futures Fund. Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2014:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$750,935,714	$94,891,067	$39,089,372
Gross unrealized appreciation	$59,574,218	$7,778,911	$—
Gross unrealized depreciation	(17,870,302)	(1,148,036)	(3,093,201)
Net unrealized appreciation (depreciation) on investments	41,703,916	6,630,875	(3,093,201)
Net unrealized appreciation on securities sold short	51,256,870	—	—
Undistributed ordinary income	—	4,960,583	—
Late year ordinary loss	(53,370,188)	—	—
Unrealized gains on foreign currency transactions	—	—	48,478
Undistributed long-term gains	28,185,513	1,602,157	—
Capital loss carryforwards	—	—	(2,124,102)
Other losses	(82,778)	—	—
Other temporary differences	—	—	1,700,885
Accumulated earnings (deficit)	$67,691,333	$13,193,615	$(3,467,940)

As of October 31, 2014, the tax proceeds from securities sold short is $599,576,358 for TFS Market Neutral Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

Qualified late year losses incurred after December 31, 2013 and within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. For the year ended October 31, 2014, TFS Market Neutral Fund intends to defer $53,370,188 of late year ordinary losses to November 1, 2014 for federal income tax purposes.

For the following periods, the following reclassifications were made as a result of permanent differences between financial statement and income tax reporting requirements:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Period	Year Ended 10/31/14	Year Ended 10/31/14	Tax Year Ended 12/31/13
Accumulated net investment loss	$25,862,363	$365,680	$2,303,517
Accumulated net realized losses from securities transactions	$(9,874,119)	$(365,680)	$1,686,782
Paid-in capital	$(15,988,244)	$—	$(3,990,299)

Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on each Fund’s net assets or net asset value per share.

As of December 31, 2013, TFS Hedged Futures Fund had the following capital loss carryforwards:

Capital loss carryforward – short-term	$846,534
Capital loss carryforward – long-term	1,277,677
Total capital loss carryforwards	$2,124,211

These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax periods (October 31, 2011 through October 31, 2014 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2012 through December 31, 2013 for TFS Hedged Futures Fund) of each Fund, as applicable, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended October 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $7,226,050,174 and $8,094,305,038, respectively, for TFS Market Neutral Fund, $525,485,259 and $517,763,429, respectively, for TFS Small Cap Fund and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of its average daily net assets. Prior to January 1, 2014, TFS Market Neutral Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at annual rates of 2.25% of the first $1.75 billion of average daily net assets of the Fund and 2.15% of such assets above $1.75 billion. Also prior to January 1, 2014, TFS Small Cap Fund and TFS Hedged Futures Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% and 2.00%, respectively, of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s average daily net assets. Prior to January 1, 2014, the Adviser had agreed to reduce its investment advisory fees and to absorb each Fund’s operating expenses to the extent necessary to limit aggregate annual ordinary operating expenses (which did not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets, 1.75% of TFS Small Cap Fund’s average daily net assets and 2.30% of TFS Hedged Futures Fund’s average daily net assets. During the year ended October 31, 2014, the Adviser reduced its investment advisory fees by $205,839 with respect to TFS Market Neutral Fund, $77,861 with respect to TFS Small Cap Fund and $157,600 with respect to TFS Hedged Futures Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. Prior to January 1, 2014, the Adviser recouped $9,303 of prior years’ investment advisory fee reductions from TFS Small Cap Fund. As of October 31, 2014, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $205,839, $211,965 and $309,387, respectively, from TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2015	October 31, 2016	October 31, 2017
TFS Market Neutral Fund	$—	$—	$205,839
TFS Small Cap Fund	$100,740	$33,364	$77,861
TFS Hedged Futures Fund	$92,853	$58,934	$157,600

Certain Trustees and officers of the Trust are also officers of the Adviser.

AFFILIATED BROKER-DEALER
During the year ended October 31, 2014, TFS Hedged Futures Fund paid commissions of $26,942 to Interactive Brokers LLC (“IB”). Richard Gates, a principal of the Adviser and a Vice President of the Trust, serves as an independent Director of IB. Based on a factual determination by the Adviser that Mr. Gates does not have a controlling influence over IB’s management or policies, the Adviser does not believe that IB is an affiliate, or an affiliate of an affiliate, of the Trust. Nevertheless, the Adviser and the Trust have determined to subject any transactions between the Funds and IB to the same procedures that would be applicable if such transactions were subject to affiliated broker provisions of Section 17(e) of the 1940 Act and Rule 17e-1 thereunder.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly, a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees, a fee of $2,500 for attendance at each telephonic regular meeting of the Board of Trustees and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings. Prior to January 1, 2014, the annual retainer paid to the Independent Trustees was $5,000.

5. Derivatives Transactions

Transactions in option contracts written by TFS Market Neutral Fund during the year ended October, 2014 were as follows:

	Options Contracts	Option Premiums
Options outstanding at beginning of year	1,502	$29,561
Options cancelled in a closing purchase transaction	(2)	(610)
Options expired	(1,375)	(25,368)
Options exercised	(125)	(3,583)
Options outstanding at end of year	—	$—

The average monthly notional amount of call options written and put options written during the year ended October 31, 2014 was $385,834 and $403,894, respectively, for TFS Market Neutral Fund.

The locations in the Statements of Assets and Liabilities of the derivative positions of TFS Market Neutral Fund and TFS Hedged Futures Fund as of October 31, 2014 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)
Forward foreign currency exchange contracts	Unrealized appreciation (depreciation) on forward currency exchange contracts

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following tables set forth the values of derivative contracts of TFS Market Neutral Fund and TFS Hedged Futures Fund as of October 31, 2014:

TFS Market Neutral Fund
	Variation Margin		Total
	Receivable	(Payable)
Liability Derivatives
Financial Futures Contracts	$1,748,733	$(4,026,333)	$(2,277,600)
Total	$1,748,733	$(4,026,333)	$(2,277,600)

TFS Hedged Futures Fund
Futures Contracts

	Variation Margin
	Receivable	(Payable)	Total
Asset Derivatives
Futures Contracts
Commodity	$670,691	$(123,130)	$547,561
Financial	4,930	(21,382)	(16,452)
Total Asset Derivatives	675,621	(144,512)	531,109

Liability Derivatives
Futures Contracts
Commodity	51,762	(360,343)	(308,581)
Financial	304,400	(681,653)	(377,253)
Total Liability Derivatives	356,162	(1,041,996)	(685,834)
Total	$1,031,783	$(1,186,508)	$(154,725)

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund
Forward Foreign Currency Exchange Contracts

Settlement Date	To Deliver		To Receive		Initial Value	Market Value	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
11/06/2014	450,000	USD	1,127,250	BRL	$450,000	$453,465	$3,465	$—	$3,465
11/06/2014	450,000	USD	6,232,500	UAH	450,000	476,320	26,320	—	26,320
11/07/2014	225,000	USD	1,989,000	ARS	225,000	233,751	8,751	—	8,751
11/14/2014	225,000	USD	1,962,000	ARS	225,000	229,897	4,897	—	4,897
11/14/2014	450,000	USD	1,082,700	BRL	450,000	434,716	—	(15,284)	(15,284)
11/14/2014	450,000	USD	6,030,000	UAH	450,000	454,477	4,477	—	4,477
Total Contracts					2,250,000	2,282,626	47,910	(15,284)	32,626

Liabilities Derivatives
11/06/2014	4,089,000	CZK	188,000	USD	$(188,000)	$(184,232)	$3,768	$—	$3,768
11/06/2014	20,388,600	JPY	188,000	USD	(188,000)	(181,538)	6,462	—	6,462
11/06/2014	5,724,600	TWD	188,000	USD	(188,000)	(187,802)	198	—	198
11/14/2014	1,097,062	DKK	187,500	USD	(187,500)	(184,713)	2,787	—	2,787
11/14/2014	20,203,125	JPY	187,500	USD	(187,500)	(179,902)	7,598	—	7,598
11/14/2014	5,694,375	TWD	187,500	USD	(187,500)	(186,822)	678	—	678
Total Contracts					(1,126,500)	(1,105,009)	21,491	—	21,491
Total					$1,123,500	$1,177,617	$69,401	$(15,284)	$54,117

ARS - Argentine Peso
BRL - Brazilian Real
CZK - Czech Koruna
DKK - Danish Krone
JPY - Japanese Yen
TWD - Taiwanese Dollar
UAH - Ukranian Hryvnia
USD - U.S. Dollar

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the year ended October 31, 2014 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Call options written	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Put options written	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Forward foreign currency exchange contracts	Net realized gains (losses) from foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the year ended October 31, 2014:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Call options written	$7,095	$(1,658)
Put options written	18,682	(8,843)
Total	25,777	(10,501)

Futures contracts
Financial	(2,582,887)	(2,277,600)

Total	$(2,557,110)	$(2,288,101)
TFS Hedged Futures Fund
Futures contracts
Commodity	$872,233	$(221,387)
Financial	867,243	218,581
Total futures contracts	1,739,476	(2,806)

Forward foreign currency exchange contracts	(304,954)	(39,846)

Total	$1,434,522	$(42,652)

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Small Cap Fund had no transactions in derivative instruments during the year ended October 31, 2014.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

As of October 31, 2014, the offsetting of financial assets and derivatives assets is as follows:

TFS Market Neutral Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$1,748,733	$—	$1,748,733	$—	$1,748,733
Total subject to a master netting or similar arrangement	$1,748,733	$—	$1,748,733	$—	$1,748,733

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$1,031,783	$—	$1,031,783	$—	$1,031,783
Unrealized appreciation on forward currency exchange contracts	69,401	—	69,401	—	69,401
Total subject to a master netting or similar arrangement	$1,101,184	$—	$1,101,184	$—	$1,101,184

Offsetting of financial liabilities and derivative liabilities as of October 31, 2014 is as follows:

TFS Market Neutral Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$4,026,333	$—	$4,026,333	$—	$4,026,333
Total subject to a master netting or similar arrangement	$4,026,333	$—	$4,026,333	$—	$4,026,333

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$1,186,508	$—	$1,186,508	$—	$1,186,508
Unrealized depreciation on forward currency exchange contracts	15,284	—	15,284	—	15,284
Total subject to a master netting or similar arrangement	$1,201,792	$—	$1,201,792	$—	$1,201,792

6. Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of October 31, 2014, TFS Hedged Futures Fund had 66.7% of the value of its net assets invested in money market mutual funds registered under the 1940 Act. As of October 31, 2014, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
 TFS Capital Investment Trust:

We have audited the accompanying statement of assets and liabilities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (collectively the “Funds”) each a series of the TFS Capital Investment Trust (the “Trust”), including the summary schedule of investments, the schedule of securities sold short and the schedule of futures contracts sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the schedule of investments, schedule of futures contracts, and schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2014, and the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the years ended October 31, 2012 and prior were audited by another registered public accounting firm whose report dated December 24, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds constituting TFS Capital Investment Trust at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
 December 30, 2014

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2014) and held until the end of the period (October 31, 2014).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,029.00	$39.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$986.24	$38.70

*	Expenses are equal to the annualized expense ratio of 7.73% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFS Small Cap Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,034.10	$7.69
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFS Hedged Futures Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$992.00	$9.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.13	$9.15

*	Expenses are equal to the annualized expense ratio of 1.80% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value for TFS Hedged Futures Fund is published daily at the Funds’ website at http://www.tfscapital.com.

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Owner, Co-Portfolio Manager and Management Committee member of TFS Capital LLC	3
*Thomas M. Frederick 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present	3
Independent Trustees:
Mark J. Malone 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Janney Capital Markets since December 2013; Managing Director of Lazard Capital Markets from March 2008 to December 2013	3
Brian O’Connell 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author	3
Gregory R. Owens 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1966	Since October 2011	Trustee	Vice President of Finance of Capital One Financial Corporation from February 1996 to present	3

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Kevin Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1971	Since October 2011	Vice President	Owner and Co-Portfolio Manager and Management Committee member of TFS Capital LLC
Richard Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1971	Since October 2011	Vice President	Owner and Co-Portfolio Manager and Management Committee member of TFS Capital LLC
Eric Newman 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1974	Since June 2014	Vice President	Owner and Co-Portfolio Manager and Management Committee member of TFS Capital LLC
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1968	Since June 2011	Secretary	Director of Administration of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC
David D. Jones 442 Fleming Street, Suite 7 Key West, Florida 33040 Year of Birth: 1957	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC

*
Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

TFS CAPITAL INVESTMENT TRUST
FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended October 31, 2014. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $15,491,463 and $15,424,540, respectively, as taxed at a maximum rate of 15%. Additionally, TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund intend to designate $43,658,780, $1,029,453 and $180,217, respectively, as long-term gain distributions.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with TFS Capital LLC (the “Adviser”) for the TFS Market Neutral Fund, the TFS Small Cap Fund and the TFS Hedged Futures Fund. These approvals took place at a Board meeting held on June 4-5, 2014, at which all of the Independent Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser from its relationship with the Funds and the financial strength of the Adviser; (iv) the extent to which economies of scale would be realized as the Funds grow larger; (v) whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered to and fees paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (vii) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Funds. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel, as well as staffing levels of the Adviser. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, the Adviser’s assessment of its investment and non-investment risk exposures and responses thereto, the Adviser’s testing of its cybersecurity risks, the Adviser’s business continuity and disaster recovery plan, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were provided with a list of intermediaries who are authorized to sell shares of the Funds and the fees paid by the Adviser to such intermediaries since inception of each agreement. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Advisory Agreements.

(i)	The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser’s compensation under the Advisory Agreements. The Independent Trustees reviewed the background and experience of the Adviser’s key investment, operating, and compliance personnel. They considered the Adviser’s ongoing commitment to retain experienced personnel and noted that longevity of employment may facilitate consistency in the Funds’ performance and investment process. The Independent Trustees considered the Adviser’s restructuring plans and the positive impact these plans may have on the employees of the Adviser. The Independent Trustees considered the Adviser’s ongoing commitment to expand its research capabilities and were mindful

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

that continual analysis of investment opportunities and optimization of procedures is important to the Funds’ long-term success. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

(ii)	The investment performance of the Funds and Adviser. In this regard, the Independent Trustees compared the performance of the Market Neutral Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods. It was noted by the Independent Trustees that the Market Neutral Fund underperformed the S&P 500 Index for each of the one year periods ended March 31, 2012, 2013 and 2014. They discussed the Fund’s underperformance for those periods, finding that the Fund’s investment strategies are not designed to keep pace or outperform the S&P 500 Index during periods when the market enjoys a broad-based rally and/or when the market is favoring large capitalization companies. The Independent Trustees considered the Market Neutral Fund’s long-term performance record as it compares to the S&P 500 Index, noting that for the since inception period ended March 31, 2014 the Fund trailed the Index by less than 1% (i.e. 6.77% vs. 7.73%). The Independent Trustees discussed the Market Neutral Fund’s average beta and compared it to the S&P 500 Index, noting that the Fund’s beta indicates that the Fund is generating returns with considerably less risk exposure than the S&P 500 Index. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “market neutral” funds. The Independent Trustees noted that for the one and three year periods ended March 31, 2014, the Market Neutral Fund’s return of -3.47% and 0.65%, respectively, trailed the average return for the funds in Morningstar’s market neutral category (2.63% and 1.21%, respectively). They also considered that for the five year period ended March 31, 2014 the Market Neutral Fund’s average annual total return of 5.79% was considerably higher than the 2.39% average annual total return for the average fund in Morningstar’s market neutral category. The Independent Trustees also considered the Adviser’s comments regarding the Market Neutral Fund’s underperformance relative to its peer group over the past year, noting that a significant portion of the Fund’s underperformance can be attributed to the Fund’s investments in short positions of companies with high rebate/borrowing costs. They noted that the Adviser’s decision to invest in these high rebate/borrowing cost stocks has historically produced positive results for the Market Neutral Fund and, of late, has begun to produce positive results once again. The Independent Trustees further considered that as of April 30, 2014, the Market Neutral Fund had a 4-star Morningstar overall rating. The Independent Trustees reviewed performance information with respect to the Adviser’s other managed accounts, concluding that due to the differences in how these accounts are managed, the comparison is not particularly relevant. The Independent Trustees also considered the consistency of the Adviser’s management of the Market Neutral Fund with the Fund’s investment objective and policies. After considerable discussion, the Independent Trustees concluded that the overall investment performance of the Market Neutral Fund has been satisfactory.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

The Independent Trustees next reviewed the performance of the Small Cap Fund, which was compared to the performance of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended March 31, 2014. It was noted by the Independent Trustees that the Small Cap Fund outperformed the Russell 2000 Index for each of the one year periods ended March 31, 2013 and 2014 and for the since inception period ended March 31, 2014. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the Small Cap Fund has been assigned. The Independent Trustees noted that for the one year, three year and five year periods ended March 31, 2014, the Small Cap Fund’s 29.99%, 15.35% and 29.92% returns, respectively, were higher than the 24.12%, 12.80% and 24.11% returns, respectively, of the average fund in the small cap blend category over the same periods. The Independent Trustees further considered that as of April 30, 2014, the Fund had a 5-star Morningstar overall rating. They also reviewed performance information with respect to the Adviser’s other clients but concluded that none of these clients provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the Small Cap Fund with the Fund’s investment objective and policies. After further discussion, the Independent Trustees concluded that the investment performance of the Small Cap Fund has been above average.

The Independent Trustees next reviewed the performance of the Hedged Futures Fund, which was compared to the performance of the S&P DTI Index, the Fund’s primary benchmark, for the since inception period ended March 31, 2012, and for each of the one year periods ended March 31, 2013 and 2014. It was noted by the Independent Trustees that the Hedged Futures Fund outperformed the S&P DTI Index for the since inception period ended March 31, 2012 and for the one year period ended March 31, 2013 but trailed the performance of the S&P DTI Index for the one year period ended March 31, 2014. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “managed futures” funds, which is the category to which the Hedged Futures Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2014, the Hedged Futures Fund’s return of -3.45% slightly trailed the -3.18% average return for the funds in the managed futures category over the same period. They discussed the Hedged Futures Fund’s since inception return through March 31, 2014, noting that the Fund’s 1.38% return exceeded the -4.41% return for the S&P DTI Index over the same period. They also considered the Adviser’s comments regarding the Hedged Futures Fund’s recent underperformance relative to the benchmark for the one year period ended March 31, 2014, noting that the Fund is not designed to track the performance of the benchmark. The Independent Trustees also reviewed performance information with respect to the Adviser’s other clients but concluded that none of these other clients provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the Hedged Futures Fund with the Fund’s investment objective and policies. They also discussed the Hedged Futures Fund’s lack of correlation to the other funds in the

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

managed futures category and with other broad based securities indices. After further discussion, the Independent Trustees concluded that the investment performance of the Hedged Futures Fund has been satisfactory.

(iii)	The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories. It was noted by the Independent Trustees that effective January 1, 2014 the Adviser contractually reduced its advisory fee for each Fund and lowered the overall expense caps for each Fund. The Independent Trustees noted that the Market Neutral Fund’s current advisory fee of 1.65% per annum and its overall expense ratio of 1.90% per annum (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee of 1.21% and average expense ratio of 1.75% for Morningstar’s market neutral category. The Independent Trustees considered the Adviser’s commitment to cap the Market Neutral Fund’s ordinary operating expenses at 1.90% per annum for the life of the Fund. The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund’s current advisory fee of 1.15% per annum and its overall expense ratio of 1.50% per annum were each higher than the average advisory fee of 0.77% per annum and average expense ratio of 1.26% per annum for Morningstar’s small cap blend category. They took into account the Adviser’s commitment to cap the Small Cap Fund’s ordinary operating expenses at 1.50% per annum for the life of the Fund. The Independent Trustees performed a similar comparison for the Hedged Futures Fund, finding that the Hedged Futures Fund’s current advisory fee of 1.50% per annum was higher than the average advisory fee of 1.28% per annum for Morningstar’s managed futures category and that the Hedged Futures Fund’s overall expense ratio of 1.91% per annum was lower than the average expense ratio of 2.15% for the managed futures category. They took into account the Adviser’s commitment effective January 1, 2014 to cap the Hedged Futures Fund’s ordinary operating expenses at 1.80% per annum for the life of the Fund. The Independent Trustees next considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2014. It was noted by the Independent Trustees that the Adviser’s overall revenues from managing the Funds have decreased over the past 12 months. The Independent Trustees reviewed the revenue and expense information with respect to the Market Neutral Fund. It was noted that the Adviser continues to receive significant revenue from the Market Neutral Fund. The Independent Trustees discussed the impact the advisory fee reduction and lower expense cap arrangement for the Market Neutral Fund has had on the Adviser’s revenues based on the Fund’s current net assets. They discussed the

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

profitability of the Adviser and noted the significant costs associated with managing the Market Neutral Fund, especially in the areas of research and development and retention of its investment professionals and hiring new personnel. The Independent Trustees also reviewed the revenue and expense information with respect to the Small Cap Fund. It was noted that since the inception of the Small Cap Fund through March 31, 2009, the Adviser had not received any of its advisory fees and had also reimbursed a significant amount of other operating expenses of the Fund. They noted that during the 12 month period ended March 31, 2010 the Adviser began to receive a portion of its advisory fees and that has continued to do so for last four annual periods ended March 31. The Independent Trustees considered that the Adviser still is not receiving its full advisory fee from the Small Cap Fund but noted that the Adviser’s fee revenue from managing the Small Cap Fund has increased over the past year. The Independent Trustees discussed the impact the advisory fee reduction and lower expense cap arrangement for the Small Cap Fund has had on the Adviser’s revenues based on the Fund’s current net assets. They discussed the profitability of the Adviser and noted the costs associated with managing the Small Cap Fund. Next, the Independent Trustees reviewed the revenue and expense information with respect to the Hedged Futures Fund. It was noted that the Adviser has had to waive a portion of its advisory fees to maintain the Hedged Futures Fund’s agreed upon expense ratio. The Independent Trustees considered that the amount of waivers required of the Adviser has fluctuated over the life of the Hedged Futures Fund. They discussed the impact the loss in net assets has had on the waivers required to maintain the Hedged Futures Fund’s expense cap. The Independent Trustees discussed the impact the advisory fee reduction and lower expense cap arrangement for the Hedged Futures Fund has had on the Adviser’s revenues based on the Fund’s current net assets. They discussed the profitability of the Adviser and noted the costs associated with managing the Hedged Futures Fund. The Independent Trustees next reviewed the balance sheet of the Adviser as of April 30, 2014, noting that the Adviser is financially stable and has assets sufficient to satisfy its commitments to the Funds. The Independent Trustees further considered that the investment and research process utilized by the Adviser is broader and more sophisticated than the process used by most other investment advisers as it involves frequent position rebalancing, the development of proprietary multiple trading models and the use of a team approach that involves many participants. They discussed the Adviser’s commitment to expand its distribution efforts on behalf of the Funds. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a thorough discussion and consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

(iv)	The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They noted that the Adviser reduced its advisory fee and the overall expense cap arrangement for each of the Funds effective January 1, 2014. The Independent Trustees further noted that with

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

respect to the Small Cap Fund, assets have grown to the point where the Adviser is close to receiving its entire advisory fee. They considered the Hedged Futures Fund’s advisory fees, noting that the Fund’s assets have decreased over the past twelve months to the point where the Adviser is waiving a portion of its advisory fee. The Independent Trustees also considered the Market Neutral Fund’s investment capacity limitations, noting that at the Fund’s current net assets the Adviser believes the Market Neutral Fund has additional investment capacity without compromising the Fund’s performance. The Independent Trustees concluded that, given the Adviser’s decision to reduce its advisory fees and lower the overall expense caps for each Fund coupled with the current and expected asset levels in the Funds, it would not be necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the Funds.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Advisory Agreements is in the best interests of each Fund and its shareholders.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $63,000 and $60,000 with respect to the registrant’s fiscal periods ended October 31, 2014 and 2013, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $88,080 and $16,000 with respect to the registrant’s fiscal periods ended October 31, 2014 and 2013, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal periods ended October 31, 2014 and 2013, aggregate non-audit fees of $88,080 and $16,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2014

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 12.8%
Auto Components - 1.1%
Allison Transmission Holdings, Inc.	1,403	$45,569
China Automotive Systems, Inc.	2,257	20,742
Dana Holding Corporation	1,519	31,079
Drew Industries, Inc. (a)	24,548	1,179,777
Federal-Mogul Holdings Corporation (a) (b)	108,107	1,687,550
Gentherm, Inc. (a) (b)	18,677	778,831
Goodyear Tire & Rubber Company (The)	15,290	370,477
Lear Corporation	2,997	277,222
Modine Manufacturing Company (a) (b)	25,078	321,751
Motorcar Parts of America, Inc. (b)	2,771	80,470
Remy International, Inc.	3,555	65,696
Shiloh Industries, Inc. (b)	23,015	392,176
Standard Motor Products, Inc.	3,256	128,677
Stoneridge, Inc. (b)	26,442	343,482
Superior Industries International, Inc. (a)	4,520	88,185
Sypris Solutions, Inc.	1,598	5,449
Tower International, Inc. (a) (b)	92,425	2,245,927
		8,063,060
Automobiles - 0.2%
Ford Motor Company	2,489	35,070
General Motors Company	1,148	36,047
Thor Industries, Inc. (a)	25,732	1,360,966
Winnebago Industries, Inc. (b)	3,443	73,026
		1,505,109
Distributors - 0.2%
Core-Mark Holding Company, Inc. (a)	31,598	1,833,632
Pool Corporation	216	12,895
Weyco Group, Inc.	677	21,089
		1,867,616
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc. (b)	1,428	40,927
Bridgepoint Education, Inc. (b)	29,859	377,418
Capella Education Company	299	21,151
Collectors Universe, Inc.	3,540	87,084
Graham Holdings Company - Class B	59	46,232
Grand Canyon Education, Inc. (b)	7,024	336,450
Houghton Mifflin Harcourt Company (b)	7,351	147,094
K12, Inc. (b)	56,328	698,467
Liberty Tax, Inc. (b)	12,148	460,288
LifeLock, Inc. (b)	40,578	686,174
Matthews International Corporation - Class A	3,573	164,644
Nord Anglia Education, Inc. (b)	7,480	127,758
Regis Corporation (a)	61,128	1,037,953
Sotheby's (a)	36,333	1,440,967
Steiner Leisure Ltd. (a) (b)	34,286	1,446,183
Weight Watchers International, Inc. (b)	1,183	30,817
		7,149,607
Hotels, Restaurants & Leisure - 3.0%
Aramark	7,808	217,921

1

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Consumer Discretionary - 12.8%(Continued)
Hotels, Restaurants & Leisure - 3.0%(Continued)
Belmond Ltd. - Class A (b)	26,588	$304,699
Biglari Holdings, Inc. (b)	294	102,653
BJ's Restaurants, Inc. (b)	2,515	110,710
Boyd Gaming Corporation (b)	42,523	491,141
Brinker International, Inc.	1,534	82,284
Carnival Corporation	5,422	217,693
Century Casinos, Inc. (b)	6,724	36,579
ClubCorp Holdings, Inc.	36,081	687,704
Del Frisco's Restaurant Group, Inc. (b)	5,104	118,515
Denny's Corporation (b)	98,744	851,173
DineEquity, Inc. (a)	10,505	934,525
Einstein Noah Restaurant Group, Inc.	109,145	2,210,186
Fiesta Restaurant Group, Inc. (b)	5,927	326,874
Frisch's Restaurants, Inc.	1,095	28,120
Interval Leisure Group, Inc.	3,635	76,480
Intrawest Resorts Holdings, Inc. (b)	5,650	60,116
Isle of Capri Casinos, Inc. (b)	21,393	158,950
Jack in the Box, Inc. (a)	59,253	4,209,333
Jamba, Inc. (b)	27,517	367,352
Kona Grill, Inc. (b)	29,319	660,557
Marcus Corporation (a)	34,201	585,863
Marriott Vacations Worldwide Corporation (a)	23,430	1,626,979
Monarch Casino & Resort, Inc. (b)	751	12,219
Morgans Hotel Group Company (b)	6,527	52,151
Nathan's Famous, Inc. (b)	9,811	705,215
Papa John's International, Inc.	12,738	595,629
Penn National Gaming, Inc. (b)	11,427	149,579
Pinnacle Entertainment, Inc. (b)	13,903	356,334
Popeyes Louisiana Kitchen, Inc. (a) (b)	22,852	1,059,190
Red Robin Gourmet Burgers, Inc. (b)	865	47,549
Royal Caribbean Cruises Ltd.	1,471	99,984
Ruby Tuesday, Inc. (b)	154,355	1,185,446
Ruth's Hospitality Group, Inc.	80,072	974,476
Scientific Games Corporation - Class A (b)	60,407	710,990
Six Flags Entertainment Corporation (a)	39,143	1,577,463
Sonic Corporation (b)	16,451	414,730
Speedway Motorsports, Inc.	27,740	542,872
Texas Roadhouse, Inc.	10,104	291,703
Town Sports International Holdings, Inc.	13,420	79,446
Vail Resorts, Inc.	686	59,243
		23,380,626
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	20,172	350,589
Brookfield Residential Properties, Inc. (b)	1,507	35,038
Century Communities, Inc. (b)	13,591	251,162
CSS Industries, Inc.	5,755	164,363
Emerson Radio Corporation	4,817	5,491
Flexsteel Industries, Inc. (a)	53,083	1,821,278
Harman International Industries, Inc.	1,504	161,439
Helen of Troy Ltd. (b)	1,842	113,928

2

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Consumer Discretionary - 12.8%(Continued)
Household Durables - 1.0%(Continued)
Hovnanian Enterprises, Inc. - Class A (b)	39,192	$147,362
Installed Building Products, Inc. (b)	6,986	101,367
Libbey, Inc. (b)	2,845	81,794
MDC Holdings, Inc. (a)	7,184	175,433
Mohawk Industries, Inc. (b)	208	29,544
New Home Company, Inc. (The) (b)	6,079	92,219
Newell Rubbermaid, Inc.	842	28,064
Taylor Morrison Home Corporation - Class A (b)	17,374	299,528
Tempur Sealy International, Inc. (b)	2,900	152,656
Tupperware Brands Corporation	715	45,581
Universal Electronics, Inc. (a) (b)	30,335	1,725,758
ZAGG, Inc. (a) (b)	278,885	1,874,107
		7,656,701
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	176,346	1,416,058
Expedia, Inc.	2,282	193,902
HSN, Inc.	2,038	134,651
Lands' End, Inc. (b)	9,219	437,626
Liberty Interactive Corporation - Series A (b)	7,522	196,625
Liberty Ventures - Series A (b)	72,075	2,529,822
MakeMyTrip Ltd. (b)	8,056	242,768
Orbitz Worldwide, Inc. (b)	43,435	359,207
Overstock.com, Inc. (b)	64,196	1,484,212
Shutterfly, Inc. (b)	2,498	104,491
ValueVision Media, Inc. - Class A (b)	60,690	343,505
		7,442,867
Leisure Products - 0.6%
Callaway Golf Company (a)	330,141	2,588,306
JAKKS Pacific, Inc. (b)	1,714	10,935
Johnson Outdoors, Inc. - Class A	2,728	81,976
Malibu Boats, Inc. - Class A (b)	42,615	795,196
Nautilus, Inc. (b)	39,127	523,519
Performance Sports Group Ltd. (b)	13,515	232,864
		4,232,796
Media - 1.0%
A.H. Belo Corporation - Class A	7,477	86,060
AMC Entertainment Holdings, Inc. - Class A	12,571	319,303
Cablevision Systems Corporation - Class A	6,150	114,513
Carmike Cinemas, Inc. (b)	4,837	155,026
Cinemark Holdings, Inc.	1,468	51,850
Dex Media, Inc. (b)	15,586	121,415
DIRECTV (b)	638	55,372
Emmis Communications Corporation - Class A (b)	2,214	4,826
Entercom Communications Corporation - Class A (b)	1,577	16,212
Eros International plc (b)	57,094	1,053,955
Gray Television, Inc. (b)	31,145	287,780
Harte-Hanks, Inc.	58,184	378,778
Interpublic Group of Companies, Inc.	5,402	104,745
Journal Communications, Inc. - Class A (a) (b)	95,066	932,597
Lee Enterprises, Inc. (b)	73,515	274,211

3

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Consumer Discretionary - 12.8%(Continued)
Media - 1.0%(Continued)
Live Nation Entertainment, Inc. (b)	874	$22,724
Martha Stewart Living Omnimedia, Inc. - Class A (b)	1,214	5,257
MDC Partners, Inc. - Class A	27,614	571,610
Meredith Corporation (a)	43,755	2,281,386
National CineMedia, Inc.	9,895	157,330
New Media Investment Group, Inc.	5,419	103,286
Rentrak Corporation (b)	5,123	393,805
Saga Communications, Inc. - Class A	696	27,910
Scripps Networks Interactive, Inc. - Class A	107	8,265
Starz - Series A (b)	7,755	239,629
Time Warner Cable, Inc.	1,220	179,596
Townsquare Media, Inc. (b)	5,787	72,974
Tribune Publishing Company (b)	922	17,573
		8,037,988
Multiline Retail - 0.2%
Big Lots, Inc. (a)	28,843	1,316,683
Family Dollar Stores, Inc.	842	65,920
		1,382,603
Specialty Retail - 3.1%
Aéropostale, Inc. (b)	349,548	1,052,139
America's Car-Mart, Inc. (b)	125	5,748
ANN, Inc. (b)	222	8,523
Asbury Automotive Group, Inc. (a) (b)	27,984	1,959,999
AutoNation, Inc. (b)	1,068	61,154
Brown Shoe Company, Inc.	3,971	105,589
Build-A-Bear Workshop, Inc. (b)	10,879	184,399
Cato Corporation (The) - Class A	2,065	73,659
Chico's FAS, Inc.	68,873	1,038,605
Christopher & Banks Corporation (a) (b)	77,920	508,818
Citi Trends, Inc. (b)	2,462	55,764
CST Brands, Inc. (a)	45,394	1,736,321
DSW, Inc. - Class A	17,844	529,075
Express, Inc. (b)	21,462	321,286
Finish Line, Inc. (The) - Class A	10,269	271,820
Five Below, Inc. (b)	11,111	442,996
Foot Locker, Inc.	1,522	85,247
Francesca's Holdings Corporation (a) (b)	39,967	476,007
Group 1 Automotive, Inc.	11,973	1,022,853
Home Depot, Inc. (The)	358	34,912
Lowe's Companies, Inc.	1,857	106,220
MarineMax, Inc. (a) (b)	82,626	1,583,940
Mattress Firm Holding Corporation (b)	6,574	415,411
Murphy USA, Inc. (a) (b)	41,471	2,376,288
New York & Company, Inc. (b)	48,637	159,043
Pacific Sunwear of California, Inc. (b)	83,498	126,917
Penske Automotive Group, Inc.	1,760	79,622
Pep Boys - Manny, Moe & Jack (The) (b)	68,252	650,442
Perfumania Holdings, Inc. (b)	1,060	6,519
Rent-A-Center, Inc.	6,703	207,592
Select Comfort Corporation (a) (b)	149,015	3,828,195

4

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Consumer Discretionary - 12.8%(Continued)
Specialty Retail - 3.1%(Continued)
Shoe Carnival, Inc. (a)	12,827	$236,017
Sonic Automotive, Inc. - Class A (a)	76,747	1,910,233
Sportman's Warehouse Holdings, Inc. (b)	950	6,641
Stein Mart, Inc. (a)	6,151	82,300
Tilly's, Inc. - Class A (b)	2,122	15,109
TravelCenters of America, LLC (a) (b)	24,749	239,570
Winmark Corporation	4,468	367,627
Zumiez, Inc. (a) (b)	38,680	1,291,138
		23,663,738
Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	3,177	60,268
Movado Group, Inc.	8,914	314,664
Oxford Industries, Inc.	3,553	217,621
Perry Ellis International, Inc. (a) (b)	91,841	1,878,148
PVH Corporation	1,676	191,651
Quiksilver, Inc. (b)	400,482	700,843
Steven Madden Ltd. (b)	6,964	218,321
Unifi, Inc. (a) (b)	6,946	194,280
Vince Holding Corporation (b)	2,032	71,222
		3,847,018
Consumer Staples - 2.9%
Beverages - 0.3%
Castle Brands, Inc. (b)	87,777	164,143
Coca-Cola Bottling Company Consolidated (a)	9,400	850,136
Coca-Cola Enterprises, Inc.	1,486	64,418
Cott Corporation (a)	43,218	262,333
Craft Brewers Alliance, Inc. (b)	4,049	56,200
MGP Ingredients, Inc.	43,497	537,188
Molson Coors Brewing Company - Class B	428	31,835
National Beverage Corporation (b)	27,893	700,672
		2,666,925
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	1,599	130,910
Ingles Markets, Inc. - Class A (a)	5,798	155,966
Kroger Company (The)	865	48,189
Natural Grocers by Vitamin Cottage, Inc. (b)	3,742	67,768
Pantry, Inc. (The) (a) (b)	79,846	2,057,631
Roundy's, Inc. (a)	184,472	621,671
Safeway, Inc.	5,733	199,852
SpartanNash Company	14,336	321,270
SUPERVALU, Inc. (b)	51,206	441,908
Weis Markets, Inc.	1,469	65,576
Whole Foods Market, Inc.	1,388	54,590
		4,165,331
Food Products - 1.7%
Adecoagro S.A. (a) (b)	39,753	360,560
Archer-Daniels-Midland Company	5,126	240,922
Bunge Ltd.	3,457	306,463
Calavo Growers, Inc.	6,533	317,112
Cal-Maine Foods, Inc. (a)	38,205	3,354,017

5

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Consumer Staples - 2.9%(Continued)
Food Products - 1.7%(Continued)
Chiquita Brands International, Inc. (a) (b)	157,940	$2,279,074
Dean Foods Company	14,706	216,325
Diamond Foods, Inc. (b)	2,060	62,109
Farmer Brothers Company (a) (b)	52,322	1,525,709
Fresh Del Monte Produce, Inc. (a)	55,248	1,774,013
J & J Snack Foods Corporation	201	20,709
John B. Sanfilippo & Son, Inc. (a)	32,497	1,207,264
Limoneira Company	2,513	64,484
Omega Protein Corporation (a) (b)	4,994	72,163
Origin Agritech Ltd. (a) (b)	5,515	11,747
Pilgrim's Pride Corporation (b)	3,214	91,310
Pinnacle Foods, Inc.	3,855	130,299
Sanderson Farms, Inc.	95	7,978
Seneca Foods Corporation - Class A (b)	3,086	82,952
SunOpta, Inc. (b)	21,713	307,456
TreeHouse Foods, Inc. (a) (b)	3,993	340,084
		12,772,750
Household Products - 0.1%
Central Garden & Pet Company - Class A (b)	7,938	68,188
Harbinger Group, Inc. (b)	38,722	508,807
Kimberly-Clark Corporation	231	26,396
WD-40 Company	189	14,491
		617,882
Personal Products - 0.2%
Avon Products, Inc.	15,714	163,426
Coty, Inc. - Class A (b)	442	7,337
Female Health Company (The)	49,437	225,927
IGI Laboratories, Inc. (b)	18,593	182,397
Nature's Sunshine Products, Inc.	12,867	191,718
Nu Skin Enterprises, Inc. - Class A	2,816	148,769
Revlon, Inc. - Class A (b)	5,142	176,371
USANA Health Sciences, Inc. (b)	2,679	305,353
		1,401,298
Tobacco - 0.1%
Alliance One International, Inc. (b)	46,090	93,563
Lorillard, Inc.	101	6,211
Vector Group Ltd. (a)	23,197	518,221
		617,995
Energy - 3.4%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (b)	61,353	2,493,999
Baker Hughes, Inc.	778	41,203
Basic Energy Services, Inc. (b)	22,192	286,277
Bolt Technology Corporation	53,030	1,162,948
C&J Energy Services, Inc. (b)	1,939	37,442
Cameron International Corporation (b)	588	35,015
Compressco Partners, L.P.	3,782	81,124
Core Laboratories N.V.	361	50,370
Dawson Geophysical Company	4,285	72,802
Dresser-Rand Group, Inc. (b)	103	8,415

6

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Energy - 3.4%(Continued)
Energy Equipment & Services - 1.3%(Continued)
ENGlobal Corporation (b)	7,035	$9,216
Enservco Corporation (b)	58,926	169,707
Exterran Holdings, Inc.	246	9,675
Forum Energy Technologies, Inc. (b)	10,672	291,346
Gulf Island Fabrication, Inc.	8,142	172,122
Gulfmark Offshore, Inc. - Class A	13,186	397,690
Helix Energy Solutions Group, Inc. (b)	26,123	695,917
Independence Contract Drilling, Inc. (b)	5,858	42,939
Matrix Service Company (a) (b)	117,997	2,957,005
Mitcham Industries, Inc. (b)	8,346	85,129
Nabors Industries Ltd.	2,870	51,229
Natural Gas Services Group, Inc. (b)	4,844	124,636
Oceaneering International, Inc.	591	41,529
Oil States International, Inc. (b)	635	37,935
Pacific Drilling S.A. (b)	29,306	213,348
PHI, Inc. (b)	5	224
Pioneer Energy Services Corporation (b)	23,181	212,802
Seadrill Ltd.	3,602	82,846
Superior Energy Services, Inc.	7,829	196,899
Westlake Chemical Partners, L.P. (b)	6,680	201,402
		10,263,191
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corporation (b)	5,183	21,406
Advantage Oil & Gas Ltd. (a) (b)	78,636	335,776
Aegean Marine Petroleum Network, Inc.	1,452	12,269
American Eagle Energy Corporation (b)	133,349	232,027
Apache Corporation	1,293	99,820
Apco Oil and Gas International, Inc. (b)	21,271	304,813
Ardmore Shipping Corporation	5,140	52,068
Athlon Energy, Inc. (b)	2,221	129,484
Blueknight Energy Partners, L.P.	10,987	83,831
Callon Petroleum Company (b)	25,680	168,461
Cameco Corporation	4,241	73,709
Cenovus Energy, Inc.	2,290	56,700
Cheniere Energy Partners, L.P., Holdings, LLC	670	16,187
Chesapeake Energy Corporation	1,180	26,172
Clayton Williams Energy, Inc. (b)	4,908	408,051
Cloud Peak Energy, Inc. (b)	41,130	492,326
Contango Oil & Gas Company (a) (b)	23,418	856,396
Crestwood Midstream Partners, L.P.	2,244	44,633
Delek US Holdings, Inc.	940	31,857
Devon Energy Corporation	3,689	221,340
Dorian LPG Ltd. (b)	15,896	227,790
Dynagas LNG Partners, L.P.	12,803	281,922
Enbridge Energy Partners, L.P.	725	26,151
GasLog Ltd. (a)	12,638	263,123
GasLog Partners, L.P.	10,575	282,987
Golar LNG Partners, L.P.	83	3,004
Hallador Energy Company	4,653	55,836
Hoegh LNG Partners, L.P.	6,921	145,410

7

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Energy - 3.4%(Continued)
Oil, Gas & Consumable Fuels - 2.1%(Continued)
Marathon Petroleum Corporation	3,119	$283,517
Navigator Holdings Ltd. (b)	15,561	377,043
Nordic American Offshore Ltd.	266	4,256
Par Petroleum Corporation (b)	3,974	63,067
PBF Energy, Inc. - Class A	23,424	610,664
PBF Logistics, L.P.	8,360	205,907
Pengrowth Energy Corporation	30,132	121,432
Penn Virginia Corporation (b)	69,228	593,284
Penn West Petroleum Ltd.	18,859	85,243
Resolute Energy Corporation (b)	22,177	77,176
REX American Resources Corporation (a) (b)	23,616	1,718,300
Rosetta Resources, Inc. (b)	1,255	47,728
Sanchez Energy Corporation (b)	8,786	149,977
SandRidge Mississippian Trust II	116	622
Scorpio Tankers, Inc.	8,165	71,280
SemGroup Corporation - Class A	158	12,126
Seventy Seven Energy, Inc. (b)	134,339	1,755,811
Sprague Resources, L.P.	10,081	225,512
StealthGas, Inc. (b)	28,639	240,568
Synergy Resources Corporation (b)	113,396	1,382,297
Talisman Energy, Inc.	10,613	67,711
Targa Resources Corporation	477	61,357
Tesoro Corporation	5,033	359,407
Tsakos Energy Navigation Ltd. (a)	44,304	299,938
Valero Energy Corporation	6,448	322,980
Valero Energy Partners, L.P.	926	39,540
VTTI Energy Partners, L.P. (b)	1,178	28,567
Warren Resources, Inc. (a) (b)	325,112	1,124,888
Westmoreland Coal Company (b)	5,034	184,093
Whiting Petroleum Corporation (b)	651	39,867
Williams Partners, L.P.	945	48,715
WPX Energy, Inc. (b)	7,027	134,356
		15,690,778
Financials - 17.2%
Banks - 3.2%
1st Source Corporation	7,201	225,319
1st United Bancorp, Inc.	43,545	385,373
Associated Banc-Corp	19,943	374,928
BancFirst Corporation	8	520
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	5,644	189,864
Bancorp, Inc. (The) (a) (b)	134,059	1,268,198
BancorpSouth, Inc.	1,721	39,635
Bank of Kentucky Financial Corporation	18,107	849,399
Bank of the Ozarks, Inc.	3,049	107,447
Blue Hills Bancorp, Inc. (b)	1,559	20,781
Boston Private Financial Holdings, Inc.	45,359	596,471
Bridge Bancorp, Inc.	39	1,024
Camden National Corporation	304	12,437
Capital Bank Financial Corporation - Class A (b)	4,078	105,579

8

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Financials - 17.2%(Continued)
Banks - 3.2%(Continued)
Central Pacific Financial Corporation	34,371	$649,612
CIT Group, Inc.	5,224	255,610
City Holding Company	2,870	129,121
CoBiz Financial, Inc.	29,408	353,484
Columbia Banking System, Inc. (a)	15,296	424,923
ConnectOne Bancorp, Inc.	18,699	345,932
East West Bancorp, Inc.	869	31,944
Enterprise Financial Services Corporation	20,124	379,337
First Busey Corporation	30,191	188,694
First Community Bancshares, Inc.	1,966	32,183
First Financial Bancorporation	345	6,051
First Financial Corporation	12,267	425,420
First Horizon National Corporation (a)	141,126	1,814,881
First Interstate BancSystem, Inc. - Class A	26,574	779,681
First Merchants Corporation (a)	21,831	494,472
First Midwest Bancorp, Inc.	22,062	370,421
First Niagara Financial Group, Inc.	55,720	417,343
First of Long Island Corporation (The)	3,236	85,223
German American Bancorp, Inc.	817	24,404
Glacier Bancorp, Inc.	1,152	33,051
Great Southern Bancorp, Inc.	8,679	329,889
Hancock Holding Company	2,711	95,400
Heartland Financial USA, Inc.	4,834	128,584
Home BancShares, Inc.	4,625	147,630
HomeTrust Bancshares, Inc. (b)	1,359	20,997
Horizon Bancorp	3,434	88,323
Hudson Valley Holding Corporation	8,370	190,334
Independent Bank Corporation	10,395	424,116
Intervest Bancshares Corporation	27,239	265,580
Investors Bancorp, Inc. (a)	25,184	270,728
MainSource Financial Group, Inc.	1,328	24,156
MB Financial, Inc.	18,981	598,851
Metro Bancorp, Inc. (b)	2,432	60,897
National Bank Holdings Corporation - Class A (a)	75,709	1,483,139
NBT Bancorp, Inc.	1,506	38,674
Old National Bancorp	9,307	135,417
OmniAmerican Bancorp, Inc.	18,721	506,216
Opus Bank (b)	525	13,808
Pacific Premier Bancorp, Inc. (b)	583	9,439
Park National Corporation	409	34,507
Penns Woods Bancorp, Inc.	64	3,106
Preferred Bank	19,325	513,659
Renasant Corporation	7,852	236,738
Sandy Spring Bancorp, Inc.	3,779	97,498
Seacoast Banking Corporation of Florida (b)	74,099	945,503
ServisFirst Bancshares, Inc.	4,450	131,231
Signature Bank (b)	1,873	226,877
Southside Bancshares, Inc.	847	28,442
Southwest Bancorp, Inc.	23,937	431,584
State Bank Financial Corporation	54,898	983,772

9

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Financials - 17.2%(Continued)
Banks - 3.2%(Continued)
Stock Yards Bancorp, Inc. (a)	24,316	$809,236
Susquehanna Bancshares, Inc.	75,308	738,771
Synovus Financial Corporation	810	20,542
Talmer Bancorp, Inc. - Class A	28,115	393,048
Tristate Capital Holdings, Inc. (b)	15,490	151,028
UMB Financial Corporation	31,598	1,882,609
Umpqua Holdings Corporation	3,817	67,179
Western Alliance Bancorp (b)	3,898	103,765
Wilshire Bancorp, Inc.	70,826	701,177
		24,751,212
Capital Markets - 2.3%
Actua Corporation (b)	15	282
Apollo Investment Corporation	4,017	33,140
Arlington Asset Investment Corporation - Class A	8,028	219,807
Artisan Partners Asset Management, Inc. - Class A	2,593	125,709
Bank of New York Mellon Corporation (The)	5,247	203,164
BGC Partners, Inc. - Class A	22,217	188,400
BlackRock Kelso Capital Corporation (a)	94,564	834,054
Calamos Asset Management, Inc. - Class A	69,380	950,506
Capital Southwest Corporation	7,048	258,380
Capitala Finance Corporation	5,696	104,806
Diamond Hill Investment Group, Inc.	80	10,719
FBR & Company (b)	22,526	543,778
Fortress Investment Group, LLC - Class A	57,743	434,227
Full Circle Capital Corporation	81	483
GAMCO Investors, Inc. - Class A	4,652	384,348
Garrison Capital, Inc.	4,861	71,700
GFI Group, Inc. (a)	538,650	2,962,575
Golub Capital BDC, Inc.	2,805	48,611
Hercules Technology Growth Capital, Inc.	8,553	134,795
HFF, Inc. - Class A	23,900	752,372
Horizon Technology Finance Corporation	1,590	22,403
Investment Technology Group, Inc. (b)	7,980	143,081
Janus Capital Group, Inc.	64,805	971,427
JMP Group, Inc.	3,300	24,090
KCAP Financial, Inc.	11,095	84,655
KCG Holdings, Inc. - Class A (b)	18,726	199,619
Ladenburg Thalmann Financial Services, Inc. (a) (b)	199,662	852,557
Lazard Ltd. - Class A	2,179	107,229
Legg Mason, Inc.	198	10,296
LPL Financial Holdings, Inc.	5,419	224,292
Main Street Capital Corporation	6,931	220,267
Manning & Napier, Inc. (a)	96,550	1,529,352
Marcus & Millichap, Inc. (b)	1,091	33,886
MCG Capital Corporation	76,549	274,045
Medallion Financial Corporation	13,249	153,026
Medley Capital Corporation	23,282	270,537
Moelis & Company - Class A	1,603	54,758
New Mountain Finance Corporation	3,546	52,055
Northern Trust Corporation	2,936	194,657

10

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Financials - 17.2%(Continued)
Capital Markets - 2.3%(Continued)
Oppenheimer Holdings, Inc. - Class A (a)	52,974	$1,300,512
PennantPark Investment Corporation (a)	74,859	814,466
Prospect Capital Corporation	9,309	89,180
Pzena Investment Management, Inc. - Class A	5,072	50,974
Raymond James Financial, Inc.	2,148	120,567
Solar Capital Ltd.	19,190	356,742
Stifel Financial Corporation (b)	216	10,262
TCP Capital Corporation	9,092	153,564
THL Credit, Inc.	12,243	157,445
TICC Capital Corporation	68,436	600,184
Triangle Capital Corporation	8,810	223,422
Waddell & Reed Financial, Inc. - Class A	721	34,421
Westwood Holdings Group, Inc.	736	49,680
		17,645,507
Consumer Finance - 0.7%
Cash America International, Inc. (a)	39,139	1,923,682
Credit Acceptance Corporation (b)	3,867	570,615
Green Dot Corporation - Class A (b)	19,874	474,989
JG Wentworth Company - Class A (b)	2,525	28,078
Nelnet, Inc. - Class A (a)	35,217	1,675,977
Nicholas Financial, Inc. (b)	3,272	39,951
Portfolio Recovery Associates, Inc. (b)	2,656	167,992
Regional Management Corporation (b)	10,893	127,012
Santander Consumer USA Holdings, Inc.	5,415	100,177
		5,108,473
Diversified Financial Services - 0.2%
Cohen & Steers, Inc.	5,929	254,117
Consumer Portfolio Services, Inc. (b)	72,004	508,348
Gain Capital Holdings, Inc.	11,550	98,868
MarketAxess Holdings, Inc.	1,448	93,613
Voya Financial, Inc.	9,354	367,145
		1,322,091
Insurance - 4.1%
Alleghany Corporation (b)	185	82,192
American Equity Investment Life Holding Company	79,653	2,055,844
American Financial Group, Inc.	2,725	163,037
AMERISAFE, Inc. (a)	19,868	828,496
Argo Group International Holdings Ltd. (a)	2,802	156,352
Aspen Insurance Holdings Ltd.	14,370	626,963
Assured Guaranty Ltd.	2,921	67,417
Axis Capital Holdings Ltd.	1,043	50,210
Blue Capital Holdings Ltd.	790	13,975
EMC Insurance Group, Inc.	8,192	262,472
Employers Holdings, Inc.	29,362	598,691
Endurance Specialty Holdings Ltd.	8,009	464,121
Everest Re Group Ltd.	65	11,092
FBL Financial Group, Inc. - Class A	3,826	189,693
Federated National Holding Company (a)	93,322	3,122,554
Fidelity & Guaranty Life	20,242	480,747
FNFV Group (b)	35,961	483,316

11

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Financials - 17.2%(Continued)
Insurance - 4.1%(Continued)
Fortega Financial Corporation (b)	25,569	$252,622
Genworth Financial, Inc. - Class A (b)	10,196	142,642
Global Indemnity plc (b)	776	22,488
Hanover Insurance Group, Inc. (The) (a)	45,998	3,079,106
HCC Insurance Holdings, Inc.	2,498	130,371
HCI Group, Inc.	24,907	1,266,272
Heritage Insurance Holdings, Inc. (b)	7,793	138,404
Horace Mann Educators Corporation (a)	38,960	1,184,774
Infinity Property & Casualty Corporation	1,965	143,465
Kansas City Life Insurance Company (a)	12,258	608,364
Kemper Corporation	8,147	300,217
Loews Corporation	2,441	106,428
Maiden Holdings Ltd.	677	8,090
Marsh & McLennan Companies, Inc.	185	10,058
Mercury General Corporation (a)	33,357	1,771,924
MetLife, Inc.	5,038	273,261
Montpelier Re Holdings Ltd.	12,847	425,749
National General Holdings Corporation	12,685	237,844
National Interstate Corporation	1,156	32,877
National Western Life Insurance Company - Class A	190	51,490
Navigators Group, Inc. (The) (a) (b)	36,934	2,514,836
OneBeacon Insurance Group Ltd. - Class A	46,284	737,304
Principal Financial Group, Inc.	187	9,793
ProAssurance Corporation	21,409	1,001,513
Protective Life Corporation	3,840	267,571
Prudential Financial, Inc.	3,071	271,906
Reinsurance Group of America, Inc.	3,684	310,377
Safety Insurance Group, Inc. (a)	21,593	1,346,971
Selective Insurance Group, Inc.	24,111	622,546
StanCorp Financial Group, Inc. (a)	39,448	2,744,003
State Auto Financial Corporation	764	15,990
Symetra Financial Corporation (a)	21,741	515,262
United Fire Group, Inc. (a)	4,219	137,033
United Insurance Holdings Corporation (a)	45,886	899,366
Universal Insurance Holdings, Inc.	28,209	493,657
Unum Group	3,843	128,587
Willis Group Holdings plc	192	7,782
		31,868,115
Real Estate Investment Trusts (REIT) - 5.1%
Agree Realty Corporation	2,863	87,636
American Homes 4 Rent - Class A	21,186	371,391
American Realty Capital Healthcare Trust, Inc.	5,620	63,506
American Realty Capital Properties, Inc.	55,663	493,731
American Residential Properties, Inc. (b)	12,770	242,630
American Tower Corporation	3,777	368,257
Apartment Investment & Management Company - Class A	29,655	1,061,352
Associated Estates Realty Corporation	12,001	234,380
BioMed Realty Trust, Inc.	44,206	960,154
Boston Properties, Inc.	5,445	690,154

12

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Financials - 17.2%(Continued)
Real Estate Investment Trusts (REIT) - 5.1%(Continued)
Brandywine Realty Trust	6,877	$106,112
Brixmor Property Group, Inc.	51,630	1,257,707
CBL & Associates Properties, Inc.	84,719	1,620,674
Cedar Realty Trust, Inc.	177,679	1,222,432
CoreSite Realty Corporation	13,711	507,581
Cousins Properties, Inc.	54,124	704,153
CyrusOne, Inc.	52,538	1,434,813
DDR Corporation	38,409	696,739
Digital Realty Trust, Inc.	24,070	1,660,589
Duke Realty Corporation	11,642	220,732
DuPont Fabros Technology, Inc.	31,979	990,390
Excel Trust, Inc.	99,606	1,294,878
First Industrial Realty Trust, Inc.	23,686	462,588
First Potomac Realty Trust	32,578	407,225
Franklin Street Properties Corporation	126,923	1,521,807
General Growth Properties, Inc.	696	18,033
Geo Group, Inc. (The)	28,992	1,157,940
Getty Realty Corporation	65,978	1,227,851
Gladstone Commercial Corporation	17,879	323,610
Government Properties Income Trust	15,802	360,602
Granite Real Estate Investment Trust (a)	4,934	177,920
Gyrodyne Special Distribution, LLC (b) (c)	1,499	–
Hudson Pacific Properties, Inc.	1,979	54,046
Inland Real Estate Corporation	2,444	25,931
Investors Real Estate Trust	72,435	608,454
Lexington Realty Trust	123,534	1,353,933
Liberty Property Trust	41,523	1,443,755
Mack-Cali Realty Corporation	4,162	77,954
Mid-America Apartment Communities, Inc.	6,695	473,069
One Liberty Properties, Inc.	25,998	595,094
Pennsylvania Real Estate Investment Trust	31,421	673,352
Piedmont Office Realty Trust, Inc. - Class A	16,417	319,311
Preferred Apartment Communities, Inc. - Class A	142,347	1,209,950
PS Business Parks, Inc.	3,662	308,414
Ramco-Gershenson Properties Trust	47,023	821,962
Retail Properties of America, Inc. - Class A	62,102	974,380
Rouse Properties, Inc.	19,338	352,145
Saul Centers, Inc.	26,526	1,457,604
Senior Housing Properties Trust	45,291	1,023,124
Simon Property Group, Inc.	302	54,121
Spirit Realty Capital, Inc.	159,087	1,893,135
Taubman Centers, Inc.	3,270	248,683
Terreno Realty Corporation	74,280	1,564,337
UDR, Inc.	5,623	169,983
Urstadt Biddle Properties, Inc. - Class A	11,549	249,805
Vornado Realty Trust	653	71,490
Washington Real Estate Investment Trust	38,549	1,089,395
		39,060,994
Thrifts & Mortgage Finance - 1.6%
America First Multifamily Investors, L.P.	44,637	259,787

13

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Financials - 17.2%(Continued)
Thrifts & Mortgage Finance - 1.6%(Continued)
Bank Mutual Corporation	57,002	$375,643
Berkshire Hills Bancorp, Inc.	1,186	30,575
Charter Financial Corporation	20,569	233,253
Dime Community Bancshares, Inc.	26,758	421,439
Federal Agricultural Mortgage Corporation - Class C	25,235	840,326
First Defiance Financial Corporation	13,566	415,527
First Financial Northwest, Inc.	1,831	21,240
Flushing Financial Corporation	713	14,360
Home Loan Servicing Solutions Ltd. (a)	134,466	2,583,092
Ladder Capital Corporation - Class A (b)	15,708	298,295
Meridian Bancorp, Inc. (b)	71,613	812,091
NMI Holdings, Inc. - Class A (b)	5,720	51,194
Northfield Bancorp, Inc.	43,185	614,954
OceanFirst Financial Corporation	7,500	124,275
Ocwen Financial Corporation (b)	50,345	1,186,128
Provident Financial Services, Inc.	59,296	1,080,966
Radian Group, Inc.	65,178	1,098,249
Tree.com, Inc. (a) (b)	33,858	1,252,407
ViewPoint Financial Group, Inc.	1,967	53,640
Walker & Dunlop, Inc. (b)	31,864	513,329
WSFS Financial Corporation	926	72,830
		12,353,600
Health Care - 20.1%
Biotechnology - 5.7%
Acceleron Pharma, Inc. (b)	15	555
Achillion Pharmaceuticals, Inc. (b)	38,089	447,546
Actinium Pharmaceuticals, Inc. (b)	711	5,027
Adamas Pharmaceuticals, Inc. (b)	8,311	126,577
Agenus, Inc. (a) (b)	111,746	333,003
Agios Pharmaceuticals, Inc. (b)	4,059	341,078
Akebia Therapeutics, Inc. (b)	11,733	152,060
Alder Biopharmaceuticals, Inc. (b)	24,478	438,401
Alnylam Pharmaceuticals, Inc. (b)	273	25,318
AMAG Pharmaceuticals, Inc. (b)	44,361	1,464,357
Ambit Biosciences Corporation (b)	42,123	657,961
Amgen, Inc.	1,814	294,195
Amicus Therapeutics, Inc. (a) (b)	293,189	1,700,496
Anacor Pharmaceuticals, Inc. (b)	5,008	147,285
Applied Genetic Technologies Corporation (b)	13,860	278,586
Ardelyx, Inc. (b)	1,565	34,320
ArQule, Inc. (b)	21,153	24,326
Athersys, Inc. (b)	10,708	16,490
Auspex Pharmaceuticals, Inc. (b)	24,561	665,603
Avalanche Biotechnologies, Inc. (b)	1,925	69,069
BIND Therapeutics, Inc. (b)	8,952	72,064
Biogen Idec, Inc. (b)	992	318,511
BioMarin Pharmaceutical, Inc. (b)	593	48,922
BioSpecifics Technologies Corporation (a) (b)	71,384	2,863,926
bluebird bio, Inc. (a) (b)	52,735	2,214,343
Cancer Genetics, Inc. (b)	1,998	14,785

14

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 20.1%(Continued)
Biotechnology - 5.7%(Continued)
Catalyst Pharmaceutical Partners, Inc. (b)	200,965	$596,866
Celgene Corporation (b)	317	33,948
Celladon Corporation (b)	10,998	121,528
Celldex Therapeutics, Inc. (b)	41	687
Cellular Biomedicine Group, Inc. (b)	217	3,472
Cepheid, Inc. (b)	357	18,925
China Biologic Products, Inc. (b)	4,305	259,376
Concert Pharmaceuticals, Inc. (b)	42,958	628,476
Cubist Pharmaceuticals, Inc. (b)	806	58,266
Cytokinetics, Inc. (b)	14,023	51,464
Discovery Laboratories, Inc. (b)	16,346	29,913
Durata Therapeutics, Inc. (b)	3,402	81,750
Dyax Corporation (a) (b)	307,203	3,800,101
Eagle Pharmaceuticals, Inc. (b)	6,081	77,046
Emergent BioSolutions, Inc. (a) (b)	66,569	1,505,791
Enanta Pharmaceuticals, Inc. (a) (b)	63,063	2,711,709
Epizyme, Inc. (b)	7,903	209,667
Esperion Therapeutics, Inc. (b)	20,467	598,660
Five Prime Therapeutics, Inc. (b)	9,099	118,651
Flexion Therapeutics, Inc. (b)	4,382	85,843
Genomic Health, Inc. (b)	35,228	1,280,186
Gilead Sciences, Inc. (b)	4,057	454,384
GlycoMimetics, Inc. (b)	780	5,561
Harvard Apparatus Regenerative Technology, Inc. (b)	666	4,179
Immune Design Corporation (b)	5,455	169,050
Immunomedics, Inc. (b)	114,768	453,334
Insys Therapeutics, Inc. (b)	1,261	51,291
Ironwood Pharmaceuticals, Inc. (b)	6,305	88,396
Isis Pharmaceuticals, Inc. (b)	1,167	53,752
Kite Pharma, Inc. (b)	545	20,160
La Jolla Pharmaceutical Company (b)	18,595	204,359
Lexicon Pharmaceuticals, Inc. (b)	106,410	154,294
LipoScience, Inc. (b)	8,728	45,560
MacroGenics, Inc. (a) (b)	41,217	877,510
Medivation, Inc. (b)	1,128	119,230
Merrimack Pharmaceuticals, Inc. (b)	2,927	26,841
MiMedx Group, Inc. (a) (b)	219,142	2,230,866
Momenta Pharmaceuticals, Inc. (b)	23,450	255,839
Neuralstem, Inc. (b)	87,399	240,347
NPS Pharmaceuticals, Inc. (b)	60,080	1,646,192
Oncothyreon, Inc. (b)	427,727	769,909
Ophthotech Corporation (b)	34,094	1,422,402
Otonomy, Inc. (b)	4,538	119,576
Portola Pharmaceuticals, Inc. (a) (b)	69,955	1,993,717
Protalix BioTherapeutics, Inc. (b)	116,845	257,059
PTC Therapeutics, Inc. (b)	7,580	309,795
QLT, Inc. (b)	12,858	51,175
Radius Health, Inc. (b)	10,085	185,665
Receptos, Inc. (b)	2,122	219,945
Sage Therapeutics, Inc. (b)	3,902	152,646

15

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 20.1%(Continued)
Biotechnology - 5.7%(Continued)
Sangamo Biosciences, Inc. (b)	7,307	$88,707
SciClone Pharmaceuticals, Inc. (a) (b)	255,080	1,948,811
Sinovac Biotech Ltd. (b)	46,072	243,721
Sorrento Therapeutics, Inc. (b)	3,675	15,508
Stemline Therapeutics, Inc. (a) (b)	32,303	497,143
Synthetic Biologics, Inc. (b)	63,365	95,681
T2 Biosystems, Inc. (b)	1,239	20,010
TESARO, Inc. (b)	3,600	100,152
Tetraphase Pharmaceuticals, Inc. (a) (b)	50,503	1,207,022
Threshold Pharmaceuticals, Inc. (b)	118,947	348,515
Ultragenyx Pharmaceutical, Inc. (b)	14,940	702,329
uniQure B.V. (b)	2,818	32,012
United Therapeutics Corporation (b)	646	84,607
Vanda Pharmaceuticals, Inc. (b)	68,717	825,291
Vical, Inc. (a) (b)	267,480	334,350
Vital Therapies, Inc. (b)	1,740	30,032
Zafgen, Inc. (b)	1,624	34,591
		44,218,645
Health Care Equipment & Supplies - 5.3%
Abiomed, Inc. (b)	5,967	195,658
Alere, Inc. (b)	34,259	1,369,332
Analogic Corporation	1,475	107,586
AngioDynamics, Inc. (a) (b)	109,021	1,853,357
Antares Pharma, Inc. (b)	161,711	334,742
Cantel Medical Corporation (a)	80,333	3,406,119
CareFusion Corporation (b)	1,183	67,869
CryoLife, Inc.	12,914	132,498
Cutera, Inc. (b)	1,785	18,742
DENTSPLY International, Inc.	544	27,619
DexCom, Inc. (b)	2,386	107,251
Edwards Lifesciences Corporation (b)	2,422	292,868
Exactech, Inc. (b)	3,361	71,589
Globus Medical, Inc. - Class A (a) (b)	34,098	755,953
Greatbatch, Inc. (a) (b)	98,696	4,953,552
HeartWare International, Inc. (b)	3,192	246,167
Hill-Rom Holdings, Inc. (a)	32,418	1,441,953
ICU Medical, Inc. (b)	17,037	1,207,923
Inogen, Inc. (b)	22,590	533,350
Integra LifeSciences Holdings Corporation (b)	1,016	51,928
Invacare Corporation	19,816	311,309
LDR Holding Corporation (b)	11,088	381,871
Lumenis Ltd. - Class B (b)	3,145	29,217
Masimo Corporation (b)	86,223	2,176,269
Merit Medical Systems, Inc. (a) (b)	167,416	2,536,352
Natus Medical, Inc. (a) (b)	141,921	4,825,314
Neogen Corporation (a) (b)	36,846	1,617,539
Novadaq Technologies, Inc. (b)	20,224	315,899
NxStage Medical, Inc. (b)	18,318	277,701
Ocular Therapeutix, Inc. (b)	7,237	110,509
OraSure Technologies, Inc. (b)	177,065	1,584,732
16

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 20.1%(Continued)
Health Care Equipment & Supplies - 5.3%(Continued)
Orthofix International N.V. (a) (b)	17,373	$509,898
Oxford Immunotec Global plc (b)	9,664	149,212
STERIS Corporation (a)	21,574	1,333,273
Sunshine Heart, Inc. (b)	5,991	29,056
Symmetry Medical, Inc. (a) (b)	274,092	2,713,511
Syneron Medical Ltd. (a) (b)	2,620	24,523
Thoratec Corporation (b)	68,880	1,872,158
Tornier N.V. (a) (b)	25,464	711,719
Vascular Solutions, Inc. (b)	39,564	1,163,577
Volcano Corporation (b)	85,148	861,698
		40,711,393
Health Care Providers & Services - 4.6%
Acadia Healthcare Company, Inc. (b)	11,968	742,614
Adeptus Health, Inc. - Class A (b)	7,805	258,970
Almost Family, Inc. (b)	27,807	818,638
Amedisys, Inc. (b)	87,933	2,295,051
AmerisourceBergen Corporation	2,188	186,877
AMN Healthcare Services, Inc. (b)	130,675	2,241,076
AmSurg Corporation (a) (b)	20,720	1,119,087
Bio-Reference Laboratories, Inc. (b)	7,882	236,775
BioTelemetry, Inc. (a) (b)	53,902	452,238
Capital Senior Living Corporation (b)	390	8,775
Cardinal Health, Inc.	3,717	291,710
China Cord Blood Corporation (b)	2,173	11,061
Community Health Systems, Inc. (b)	2,277	125,167
CorVel Corporation (b)	48,620	1,673,500
DaVita HealthCare Partners, Inc. (b)	633	49,418
Ensign Group, Inc. (The) (a)	51,252	1,984,477
Gentiva Health Services, Inc. (a) (b)	168,717	3,323,725
HCA Holdings, Inc. (b)	881	61,714
Health Net, Inc. (b)	917	43,567
HealthEquity, Inc. (b)	6,771	138,128
HealthSouth Corporation	32,908	1,327,180
IPC The Hospitalist Company, Inc. (b)	21,027	875,985
Landauer, Inc.	11,421	408,758
LHC Group, Inc. (b)	8,336	202,982
LifePoint Hospitals, Inc. (b)	19,025	1,331,750
Magellan Health, Inc. (a) (b)	40,400	2,445,008
Molina Healthcare, Inc. (a) (b)	43,342	2,108,155
National Healthcare Corporation	972	58,621
Owens & Minor, Inc.	6,219	207,217
Providence Service Corporation (The) (b)	16,847	744,300
RadNet, Inc. (a) (b)	304,872	2,835,310
Select Medical Holdings Corporation (a)	65,245	940,833
Sharps Compliance Corporation (b)	3,608	16,056
Skilled Healthcare Group, Inc. - Class A (b)	112,826	781,884
Surgical Care Affiliates, Inc. (b)	14,750	452,530
Triple-S Management Corporation - Class B (a) (b)	74,484	1,649,076
U.S. Physical Therapy, Inc. (a)	19,917	859,419
Universal American Corporation (b)	53,201	495,833

17

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 20.1%(Continued)
Health Care Providers & Services - 4.6%(Continued)
VCA, Inc. (a) (b)	31,575	$1,438,873
		35,242,338
Health Care Technology - 1.0%
HealthStream, Inc. (a) (b)	35,826	1,109,173
iCAD, Inc. (b)	23,473	264,071
Imprivata, Inc. (b)	1,732	27,002
IMS Health Holdings, Inc. (b)	5,190	125,857
MedAssets, Inc. (a) (b)	85,780	1,857,995
Merge Healthcare, Inc. (a) (b)	112,531	309,460
Omnicell, Inc. (a) (b)	119,863	3,872,774
		7,566,332
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. - Class A (b)	1,237	139,558
Cambrex Corporation (a) (b)	95,517	2,013,498
Charles River Laboratories International, Inc. (a) (b)	60,171	3,800,400
Enzo Biochem, Inc. (a) (b)	301,204	1,572,285
ICON plc (b)	181	9,523
Luminex Corporation (a) (b)	79,518	1,510,842
NeoGenomics, Inc. (a) (b)	233,197	1,317,563
PAREXEL International Corporation (a) (b)	22,378	1,215,349
pSivida Corporation (b)	59,576	234,730
Quintiles Transnational Holdings, Inc. (b)	832	48,705
Techne Corporation	910	82,856
		11,945,309
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (b)	4,358	28,894
Achaogen, Inc. (b)	12,349	131,146
Aerie Pharmaceuticals, Inc. (b)	12,482	314,796
Amphastar Pharmaceuticals, Inc. (b)	21,676	219,795
Biodel, Inc. (b)	10,037	15,557
Biota Pharmaceuticals, Inc. (b)	8,882	21,761
Cempra, Inc. (b)	33,748	458,973
Corcept Therapeutics, Inc. (b)	16,868	54,821
Cymabay Therapeutics, Inc. (b)	9,973	84,272
Endo International plc (b)	108	7,227
Horizon Pharma plc (b)	9,289	120,200
Hospira, Inc. (b)	4,505	241,918
Impax Laboratories, Inc. (a) (b)	37,644	1,090,547
Intersect ENT, Inc. (b)	9,606	182,418
Nektar Therapeutics (b)	14,173	195,446
Omeros Corporation (b)	2,241	37,133
Pacira Pharmaceuticals, Inc. (b)	13,998	1,299,294
Pain Therapeutics, Inc. (b)	23,429	40,766
Pernix Therapeutics Holdings, Inc. (b)	124,357	1,212,481
Pfizer, Inc.	2,596	77,750
POZEN, Inc. (b)	87,178	790,704
Prestige Brands Holdings, Inc. (b)	31,336	1,109,921
Relypsa, Inc. (b)	22,376	460,274
Sagent Pharmaceuticals, Inc. (a) (b)	100,159	3,169,031
Supernus Pharmaceuticals, Inc. (b)	135,293	1,086,403

18

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 20.1%(Continued)
Pharmaceuticals - 1.9%(Continued)
XenoPort, Inc. (a) (b)	292,519	$1,983,279
ZS Pharma, Inc. (b)	3,159	118,842
		14,553,649
Industrials - 11.7%
Aerospace & Defense - 1.1%
Arotech Corporation (b)	21,351	62,985
Cubic Corporation	4,504	217,273
Ducommun, Inc. (a) (b)	56,550	1,493,486
Engility Holdings, Inc. (a)	34,196	1,477,267
Esterline Technologies Corporation (b)	68	7,963
Exelis, Inc.	11,046	197,171
General Dynamics Corporation	656	91,683
HEICO Corporation (a)	27,412	1,486,827
Huntington Ingalls Industries, Inc.	3,848	407,195
L-3 Communications Holdings, Inc.	84	10,203
Sparton Corporation (b)	2,331	63,170
Spirit AeroSystems Holdings, Inc. - Class A (b)	6,101	240,013
Taser International, Inc. (b)	66,808	1,258,663
Textron, Inc.	1,098	45,600
Triumph Group, Inc.	18,504	1,288,434
		8,347,933
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a) (b)	159,830	1,307,409
FedEx Corporation	1,154	193,180
Forward Air Corporation	5,332	255,243
Park-Ohio Holdings Corporation (a)	1,796	95,385
		1,851,217
Airlines - 0.6%
Delta Air Lines, Inc.	1,219	49,040
Hawaiian Holdings, Inc. (b)	77,743	1,348,063
Republic Airways Holdings, Inc. (a) (b)	219,057	2,742,594
SkyWest, Inc.	19,519	224,859
United Continental Holdings, Inc. (b)	3,975	209,920
		4,574,476
Building Products - 0.9%
Advanced Drainage Systems, Inc. (b)	7,665	167,404
American Woodmark Corporation (b)	17,340	709,379
Apogee Enterprises, Inc.	1,651	72,479
Continental Building Products, Inc. (b)	1,590	23,436
Fortune Brands Home & Security, Inc.	147	6,358
Griffon Corporation (a)	150,955	1,855,237
Insteel Industries, Inc.	8,782	209,363
Lennox International, Inc.	1,165	103,592
Masco Corporation	6,796	149,988
NCI Building Systems, Inc. (b)	18,282	363,263
Owens Corning, Inc.	5,001	160,332
Patrick Industries, Inc. (b)	31,126	1,329,703
PGT, Inc. (b)	54,648	513,964
Ply Gem Holdings, Inc. (b)	36,065	409,338
Quanex Building Products Corporation	14,884	297,978

19

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 11.7%(Continued)
Building Products - 0.9%(Continued)
Universal Forest Products, Inc. (a)	15,951	$797,071
		7,168,885
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	29,042	802,721
ACCO Brands Corporation (b)	121,380	998,957
Acorn Energy, Inc. (b)	9,717	10,203
ARC Document Solutions, Inc. (a) (b)	268,582	2,726,107
Avery Dennison Corporation	1,447	67,792
Casella Waste Systems, Inc. - Class A (b)	91,719	412,736
Covanta Holding Corporation	3,029	66,850
Cypress Energy Partners, L.P.	8,064	184,827
Ennis, Inc.	9,902	146,847
Fuel Tech, Inc. (b)	7,723	31,278
G&K Services, Inc. - Class A	8,300	523,481
HNI Corporation	8,023	374,273
Interface, Inc.	3,630	58,189
Intersections, Inc.	7,924	31,696
Iron Mountain, Inc.	2,603	93,890
KAR Auction Services, Inc.	373	11,324
Knoll, Inc. (a)	77,853	1,548,496
MSA Safety, Inc.	1,013	58,217
Multi-Color Corporation (a)	54,085	2,666,391
Progressive Waste Solutions Ltd.	2,700	78,921
Quad/Graphics, Inc. (a)	48,881	1,077,826
R.R. Donnelley & Sons Company	3,083	53,798
Ritchie Bros. Auctioneers, Inc.	2,594	63,268
SP Plus Corporation (b)	31,698	691,650
Steelcase, Inc. - Class A	53,611	949,987
Sykes Enterprises, Inc. (a) (b)	74,654	1,608,047
Team, Inc. (b)	2,683	113,062
Tetra Tech, Inc.	56,974	1,527,473
UniFirst Corporation	5,789	645,821
		17,624,128
Construction & Engineering - 1.0%
AECOM Technology Corporation (b)	887	28,872
Argan, Inc. (a)	30,988	1,078,692
EMCOR Group, Inc.	18,808	829,997
Goldfield Corporation (The) (b)	234	449
Great Lakes Dredge & Dock Corporation (a) (b)	82,470	576,466
Jacobs Engineering Group, Inc. (b)	1,229	58,316
KBR, Inc. (a)	125,666	2,397,707
Orion Marine Group, Inc. (b)	15,499	169,869
Pike Corporation (a) (b)	115,512	1,379,213
Primoris Services Corporation	20,896	600,133
Tutor Perini Corporation (b)	5,796	162,346
		7,282,060
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	4,591	67,396
American Superconductor Corporation (b)	45,963	60,212
AZZ, Inc. (a)	55,637	2,601,586

20

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 11.7%(Continued)
Electrical Equipment - 0.5%(Continued)
Broadwind Energy, Inc. (b)	8,215	$52,412
Eaton Corporation plc	942	64,423
EnerSys, Inc.	4,566	286,745
Enphase Energy, Inc. (b)	5,735	86,140
Preformed Line Products Company	705	40,178
Regal-Beloit Corporation	3,829	271,744
TCP International Holdings Ltd. (b)	2,678	18,585
Thermon Group Holdings, Inc. (b)	2,078	50,641
Vicor Corporation (b)	26,745	363,999
		3,964,061
Industrial Conglomerates - 0.0%(d)
Tyco International Ltd.	143	6,139

Machinery - 2.0%
Adept Technology, Inc. (b)	4,822	34,140
AGCO Corporation	2,380	105,458
Alamo Group, Inc.	12,652	542,012
Albany International Corporation - Class A	1,571	59,352
Astec Industries, Inc. (a)	44,839	1,699,846
Barnes Group, Inc.	40,819	1,492,343
Blount International, Inc. (b)	21,242	325,215
Chart Industries, Inc. (b)	4,035	187,829
China Yuchai International Ltd. (a)	15,267	277,707
CIRCOR International, Inc. (a)	2,657	199,674
CNH Industrial N.V.	5,038	41,060
Columbus McKinnon Corporation (a)	13,398	381,173
Douglas Dynamics, Inc.	9,999	207,279
ESCO Technologies, Inc.	2,438	92,693
Global Brass & Copper Holdings, Inc.	3,082	43,148
Graham Corporation	1,989	66,631
Hurco Companies, Inc.	20,843	803,081
Hyster-Yale Materials Handling, Inc.	3,059	240,101
Kadant, Inc. (a)	2,322	95,991
L.B. Foster Company - Class A	4,540	245,569
Lydall, Inc. (b)	4,570	141,350
Mueller Water Products, Inc. - Class A (a)	373,379	3,685,251
NACCO Industries, Inc. - Class A (a)	4,352	254,897
Oshkosh Corporation	807	36,121
Pentair plc	1,213	81,332
PMFG, Inc. (b)	6,150	32,349
RBC Bearings, Inc.	6,668	405,081
Rexnord Corporation (b)	9,077	268,225
Standex International Corporation	11,037	951,941
Sun Hydraulics Corporation	1,634	65,050
Supreme Industries, Inc. - Class A	3,991	26,540
Tennant Company	1,933	142,520
Titan International, Inc.	158,124	1,669,789
Wabash National Corporation (b)	44,705	460,461
Xerium Technologies, Inc. (b)	7,154	106,738
		15,467,947

21

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 11.7%(Continued)
Marine - 0.1%
Costamare, Inc.	17,395	$357,815
Diana Containerships, Inc.	11,812	23,978
Diana Shipping, Inc. (b)	35,132	296,865
International Shipholding Corporation	5,385	107,916
Matson, Inc.	7,085	201,852
Paragon Shipping, Inc. - Class A (b)	571	2,084
		990,510
Professional Services - 1.6%
Acacia Research Corporation	30,008	540,144
CBIZ, Inc. (b)	6,926	63,927
CDI Corporation (a)	71,233	1,224,495
Corporate Executive Board Company (The)	358	26,385
CRA International, Inc. (b)	51,023	1,530,690
Exponent, Inc.	1,435	114,542
Franklin Covey Company (b)	10	196
FTI Consulting, Inc. (b)	18,431	744,244
GP Strategies Corporation (b)	15,486	513,516
Heidrick & Struggles International, Inc. (a)	103,734	2,159,742
Huron Consulting Group, Inc. (b)	20,185	1,405,078
ICF International, Inc. (b)	2,465	89,578
IHS, Inc. - Class A (b)	768	100,631
Kelly Services, Inc. - Class A	50,716	894,123
Kforce, Inc.	29,367	679,846
Korn/Ferry International (b)	2,102	58,709
Marathon Patent Group, Inc. (b)	176	2,253
Mistras Group, Inc. (b)	32,547	536,700
Navigant Consulting, Inc. (b)	26,056	401,002
Nielsen Holdings N.V.	1,144	48,609
On Assignment, Inc. (a) (b)	9,094	264,635
Robert Half International, Inc.	57	3,122
TriNet Group, Inc. (b)	10,189	304,855
TrueBlue, Inc. (b)	1,013	25,041
VSE Corporation (a)	9,715	585,620
WageWorks, Inc. (b)	2,297	130,952
		12,448,635
Road & Rail - 0.9%
Celadon Group, Inc.	25,026	487,006
Covenant Transportation Group, Inc. - Class A (a) (b)	99,732	2,068,442
Heartland Express, Inc.	17,965	451,640
PAM Transportation Services, Inc. (a) (b)	22,521	967,953
Patriot Transportation Holding, Inc. (b)	2,546	107,849
Quality Distribution, Inc. (b)	9,766	126,567
Ryder System, Inc.	722	63,875
Saia, Inc. (a) (b)	26,473	1,297,706
Swift Transportation Company (b)	8,072	199,378
Werner Enterprises, Inc.	36,085	993,781
		6,764,197
Trading Companies & Distributors - 0.5%
Aceto Corporation	4,302	97,827
Applied Industrial Technologies, Inc. (a)	12,528	611,492

22

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 11.7%(Continued)
Trading Companies & Distributors - 0.5%(Continued)
CAI International, Inc. (a) (b)	72,681	$1,529,935
Grainger (W.W.), Inc.	45	11,106
HD Supply Holdings, Inc. (b)	3,189	91,971
Houston Wire & Cable Company	2,405	32,612
Lawson Products, Inc. (b)	829	19,962
MFC Industrial Ltd. (a)	53,677	333,871
Rush Enterprises, Inc. - Class A (b)	8,028	305,867
Watsco, Inc.	460	46,745
WESCO International, Inc. (b)	141	11,620
Willis Lease Finance Corporation (b)	14,496	330,654
		3,423,662
Information Technology - 16.5%
Communications Equipment - 1.7%
ADTRAN, Inc.	9,512	201,749
ARRIS Group, Inc. (b)	11,664	350,153
Aruba Networks, Inc. (b)	2,638	56,928
AudioCodes Ltd. (b)	3,509	16,843
Aviat Networks, Inc. (b)	65,211	114,771
Bel Fuse, Inc. - Class B (a)	42,815	1,211,236
Ceragon Networks Ltd. (a) (b)	24,722	31,150
CommScope Holding, Inc. (b)	417	8,982
Comtech Telecommunications Corporation (a)	66,848	2,544,903
Digi International, Inc. (b)	7,286	60,328
EMCORE Corporation (b)	74,945	386,716
Emulex Corporation (b)	43,576	246,640
Extreme Networks, Inc. (b)	66,289	237,977
Harris Corporation	2,778	193,349
Infinera Corporation (b)	25,252	366,912
InterDigital, Inc.	23,855	1,179,153
Mitel Networks Corporation (b)	30,708	286,813
NETGEAR, Inc. (a) (b)	59,789	2,035,218
Oclaro, Inc. (b)	32,445	50,939
ParkerVision, Inc. (b)	663	869
Plantronics, Inc.	24,673	1,279,788
Radware Ltd. (b)	19,119	363,070
Ruckus Wireless, Inc. (b)	10,291	133,577
ShoreTel, Inc. (a) (b)	88,977	719,824
Sierra Wireless, Inc. (b)	4,495	123,073
Sonus Networks, Inc. (a) (b)	138,072	479,110
TESSCO Technologies, Inc.	9,336	296,418
Zhone Technologies, Inc. (b)	16,424	37,447
		13,013,936
Electronic Equipment, Instruments & Components - 1.7%
Agilysys, Inc. (b)	7,779	87,903
AVX Corporation	42	606
Badger Meter, Inc.	1,367	77,810
Benchmark Electronics, Inc. (a) (b)	73,453	1,742,305
Celestica, Inc. (b)	9,183	100,829
Checkpoint Systems, Inc. (b)	23,998	318,213
Cognex Corporation (b)	1,435	56,769

23

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Electronic Equipment, Instruments & Components - 1.7%(Continued)
Coherent, Inc. (b)	4,885	$318,258
Corning, Inc.	4,284	87,522
CTS Corporation	10,027	184,497
Daktronics, Inc.	40,286	536,207
Dolby Laboratories, Inc. - Class A	188	7,881
DTS, Inc. (b)	27,124	807,753
Echelon Corporation (b)	8,698	18,266
GSI Group, Inc. (The) (b)	1,110	14,263
Hollysys Automation Technologies Ltd. (b)	12,962	317,958
Identiv, Inc. (b)	13,944	130,376
Ingram Micro, Inc. - Class A (b)	1,887	50,647
Itron, Inc. (b)	1,751	68,166
KEMET Corporation (b)	17,037	81,778
Littelfuse, Inc.	19,728	1,924,269
LRAD Corporation (b)	77,317	211,849
Magal Security Systems Ltd. (b)	4,625	20,535
Mercury Systems, Inc. (b)	32,054	448,115
Nam Tai Property, Inc. (a)	61,214	337,901
Newport Corporation (a) (b)	93,593	1,674,379
Orbotech Ltd. (a) (b)	13,318	213,621
OSI Systems, Inc. (b)	3,596	254,884
Park Electrochemical Corporation	10,251	264,476
PC Connection, Inc.	10,779	257,079
Perceptron, Inc.	1,319	13,282
Planar Systems, Inc. (b)	11,435	41,395
RadiSys Corporation (b)	6,755	16,887
Rofin-Sinar Technologies, Inc. (b)	4,689	104,987
Rogers Corporation (b)	8,489	580,393
Sanmina Corporation (b)	2,929	73,430
ScanSource, Inc. (a) (b)	22,211	848,016
Vishay Intertechnology, Inc.	39,555	534,388
Zebra Technologies Corporation - Class A (b)	176	12,980
		12,840,873
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (b)	3,605	217,382
AOL, Inc. (a) (b)	8,897	387,286
Bankrate, Inc. (b)	14,732	159,990
Borderfree, Inc. (b)	11,986	131,367
Brightcove, Inc. (b)	34,890	223,645
Carbonite, Inc. (b)	10,395	113,721
comScore, Inc. (b)	34,416	1,450,290
Conversant, Inc. (a) (b)	82,916	2,922,789
Dice Holdings, Inc. (a) (b)	353,819	3,527,575
Digital River, Inc. (a) (b)	107,602	2,751,383
EarthLink Holdings Corporation	4,060	14,535
eBay, Inc. (b)	2,779	145,898
Equinix, Inc.	280	58,492
Facebook, Inc. - Class A (b)	13	975
Gogo, Inc. (b)	412	6,843
IAC/InterActiveCorporation	3,200	216,608

24

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Internet Software & Services - 2.8%(Continued)
IntraLinks Holdings, Inc. (a) (b)	210,683	$1,820,301
J2 Global, Inc.	1,851	100,121
LogMeIn, Inc. (b)	596	28,638
Marchex, Inc. - Class B	109,841	420,691
Move, Inc. (b)	49,183	1,030,389
NIC, Inc.	28,546	526,103
Perficient, Inc. (b)	31,038	514,610
Points International Ltd. (b)	6,540	98,035
Q2 Holdings, Inc. (b)	4,172	62,955
RealNetworks, Inc. (b)	125	862
SPS Commerce, Inc. (b)	1,656	96,545
Stamps.com, Inc. (b)	3,547	130,884
TechTarget, Inc. (a) (b)	146,913	1,401,550
Travelzoo, Inc. (b)	15,480	202,633
Tremor Video, Inc. (b)	9,370	22,020
Trulia, Inc. (b)	22,636	1,055,969
United Online, Inc. (a)	142,231	1,595,832
Yahoo!, Inc. (b)	1,743	80,265
YuMe, Inc. (b)	81,809	408,227
Zix Corporation (b)	28,860	95,238
		22,020,647
IT Services - 2.2%
Acxiom Corporation (b)	8,715	164,191
Booz Allen Hamilton Holding Corporation (a)	11,913	313,908
Broadridge Financial Solutions, Inc.	2,171	95,372
CACI International, Inc. - Class A (b)	19,072	1,569,435
Convergys Corporation (a)	29,130	587,552
CoreLogic, Inc. (b)	9,017	282,863
Datalink Corporation (b)	21,231	268,572
DST Systems, Inc.	299	28,809
EPAM Systems, Inc. (b)	7,415	353,992
Euronet Worldwide, Inc. (b)	24,194	1,298,492
EVERTEC, Inc.	384	8,717
ExlService Holdings, Inc. (a) (b)	27,463	768,689
Global Cash Access Holdings, Inc. (b)	56,024	408,415
Heartland Payment Systems, Inc.	13,209	682,245
Higher One Holdings, Inc. (b)	146,286	375,955
iGATE Corporation (b)	76,617	2,838,660
InterCloud Systems, Inc. (b)	5,285	18,180
Leidos Holdings, Inc. (a)	70,287	2,570,396
Luxoft Holding, Inc. (b)	12,468	498,595
Mantech International Corporation - Class A	2,190	61,670
MoneyGram International, Inc. (a) (b)	154,153	1,325,716
NCI, Inc. - Class A (b)	969	9,864
PFSweb, Inc. (b)	4,968	58,473
Sapient Corporation (b)	13,146	227,689
Science Applications International Corporation	20,591	1,007,106
TeleTech Holdings, Inc. (b)	27,657	713,827
Total System Services, Inc.	1,845	62,343
WEX, Inc. (b)	693	78,697

25

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
IT Services - 2.2%(Continued)
Xerox Corporation	7,535	$100,065
		16,778,488
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a) (b)	549,121	1,537,539
Alpha & Omega Semiconductor Ltd. (a) (b)	123,633	1,146,078
Amkor Technology, Inc. (a) (b)	145,554	986,856
Applied Micro Circuits Corporation (b)	9,460	61,206
Atmel Corporation (b)	48,863	362,563
Axcelis Technologies, Inc. (b)	11,341	24,723
Brooks Automation, Inc.	5,024	61,946
Cabot Microelectronics Corporation (b)	5,926	285,811
Canadian Solar, Inc. (b)	4,724	150,696
Cascade Microtech, Inc. (b)	14,751	158,426
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	17,354	372,764
Cohu, Inc.	1,829	18,656
Cypress Semiconductor Corporation (b)	3,225	31,960
DSP Group, Inc. (b)	74,521	722,109
Freescale Semiconductor Ltd. (b)	1,123	22,336
Himax Technologies, Inc. - ADR	6,226	47,442
Inphi Corporation (b)	36,936	571,769
Integrated Device Technology, Inc. (a) (b)	5,292	86,842
Integrated Silicon Solution, Inc.	4,190	56,900
International Rectifier Corporation (b)	4,659	185,288
Intersil Corporation - Class A	21,521	286,014
IXYS Corporation	6,090	71,070
Kulicke & Soffa Industries, Inc. (a) (b)	26,226	378,179
Lattice Semiconductor Corporation (a) (b)	204,641	1,373,141
Linear Technology Corporation	1,136	48,666
MA/COM Technology Solutions Holdings, Inc. (b)	8,501	186,937
MagnaChip Semiconductor Corporation (b)	34,881	388,226
Marvell Technology Group Ltd.	2,882	38,734
Mattson Technology, Inc. (a) (b)	42,170	112,172
Micrel, Inc.	11,020	133,783
Monolithic Power Systems, Inc.	11,509	508,583
Nova Measuring Instruments Ltd. (a) (b)	13,257	134,824
OmniVision Technologies, Inc. (a) (b)	68,399	1,831,725
ON Semiconductor Corporation (b)	32,377	268,405
PDF Solutions, Inc. (b)	14,651	190,023
Peregrine Semiconductor Corporation (b)	5,929	73,697
Pericom Semiconductor Corporation (b)	36,292	396,672
PMC-Sierra, Inc. (b)	3,738	29,119
Power Integrations, Inc.	4,591	231,203
Semtech Corporation (b)	6,959	176,619
Skyworks Solutions, Inc.	1,597	93,009
SunEdison Semiconductor Ltd. (b)	8,559	166,301
Teradyne, Inc.	8,087	148,801
Tessera Technologies, Inc. (a)	19,212	583,853
Texas Instruments, Inc.	562	27,909
Tower Semiconductor Ltd. (b)	3,496	34,261
TriQuint Semiconductor, Inc. (b)	72,354	1,565,017

26

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Semiconductors & Semiconductor Equipment - 2.3%(Continued)
Ultra Clean Holdings, Inc. (a) (b)	136,347	$1,197,127
Vitesse Semiconductor Corporation (b)	70,914	246,781
Xcerra Corporation (b)	13,561	115,133
		17,927,894
Software - 5.1%
A10 Networks, Inc. (b)	69,029	303,728
ACI Worldwide, Inc. (b)	23,695	455,892
Actuate Corporation (b)	59	253
Advent Software, Inc.	45,359	1,567,607
Aspen Technology, Inc. (b)	35,527	1,312,012
AVG Technologies N.V. (b)	13,243	237,315
Barracuda Networks, Inc. (b)	554	17,811
BroadSoft, Inc. (b)	11,630	266,327
CA, Inc.	7,125	207,053
Callidus Software, Inc. (b)	12,859	181,183
CommVault Systems, Inc. (b)	44,439	1,970,425
Compuware Corporation	183,515	1,862,677
Descartes Systems Group, Inc. (The) (b)	4,453	61,763
Electronic Arts, Inc. (b)	4,115	168,592
Ellie Mae, Inc. (b)	4,375	167,912
EPIQ Systems, Inc. (a)	125,669	2,015,731
ePlus, Inc. (a) (b)	45,249	2,763,356
Fortinet, Inc. (b)	1,063	27,691
Guidewire Software, Inc. (a) (b)	27,375	1,367,108
Infoblox, Inc. (b)	1,196	19,303
Informatica Corporation (b)	361	12,873
Intuit, Inc.	315	27,723
Jive Software, Inc. (a) (b)	317,285	1,938,611
Kofax Ltd. (b)	2,320	14,732
Manhattan Associates, Inc. (b)	16,916	678,501
Mavenir Systems, Inc. (b)	9,030	110,708
Microsoft Corporation	2,983	140,052
MicroStrategy, Inc. - Class A (b)	849	136,587
MobileIron, Inc. (b)	12,021	120,931
Model N, Inc. (a) (b)	23,012	224,367
Monotype Imaging Holdings, Inc. (a)	6,224	178,069
Net 1 UEPS Technologies, Inc. (b)	34,993	445,811
Nuance Communications, Inc. (b)	9,166	141,431
Oracle Corporation	3,335	130,232
Paycom Software, Inc. (b)	12,235	217,171
Pegasystems, Inc. (a)	36,155	783,479
Progress Software Corporation (a) (b)	88,911	2,302,795
Proofpoint, Inc. (b)	29,346	1,292,398
PTC, Inc. (b)	5,241	199,944
Qualys, Inc. (b)	36,594	1,173,936
RealD, Inc. (b)	32,731	370,515
Rovi Corporation (a) (b)	57,970	1,210,414
Rubicon Project, Inc. (The) (b)	13,056	149,622
SeaChange International, Inc. (b)	16,225	109,681
SolarWinds, Inc. (a) (b)	27,302	1,298,210

27

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Software - 5.1%(Continued)
Symantec Corporation	5,817	$144,378
Synchronoss Technologies, Inc. (b)	33,740	1,743,346
Synopsys, Inc. (b)	8,142	333,659
TeleCommunication Systems, Inc. - Class A (b)	25,219	72,631
TiVo, Inc. (b)	8,574	111,891
Tyler Technologies, Inc. (a) (b)	13,409	1,500,735
Varonis Systems, Inc. (b)	10,790	210,189
VASCO Data Security International, Inc. (a) (b)	213,330	5,401,516
Verint Systems, Inc. (b)	2,403	138,148
XRS Corporation (b)	3,237	18,127
Zendesk, Inc. (b)	12,428	323,128
Zynga, Inc. - Class A (b)	477,717	1,218,178
		39,598,458
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett-Packard Company	10,191	365,653
Hutchinson Technology, Inc. (b)	45,603	162,803
Imation Corporation (b)	10,260	30,062
Immersion Corporation (b)	200	1,684
NCR Corporation (b)	1,164	32,208
Novatel Wireless, Inc. (b)	100,872	287,485
On Track Innovations Ltd. (b)	9,190	21,780
QLogic Corporation (a) (b)	142,347	1,681,118
Silicon Graphics International Corporation (a) (b)	113,738	987,246
Super Micro Computer, Inc. (a) (b)	45,349	1,449,354
USA Technologies, Inc. (b)	9,792	17,038
Western Digital Corporation	727	71,515
		5,107,946
Materials - 4.2%
Chemicals - 1.4%
A. Schulman, Inc.	1,721	60,941
Advanced Emissions Solutions, Inc. (b)	5,321	107,591
Axiall Corporation	8,764	353,189
Cabot Corporation	8,685	403,245
Celanese Corporation - Series A	1,554	91,266
Cytec Industries, Inc.	418	19,491
Eastman Chemical Company	165	13,329
Flotek Industries, Inc. (a) (b)	61,901	1,371,726
Huntsman Corporation	1,796	43,822
Innospec, Inc.	3,125	126,156
Koppers Holdings, Inc.	1,506	59,457
Kronos Worldwide, Inc.	24,102	323,931
LSB Industries, Inc. (a) (b)	17,821	668,822
Marrone Bio Innovations, Inc. (b)	32,705	85,687
Minerals Technologies, Inc. (a)	20,668	1,585,442
Mosaic Company (The)	1,403	62,167
OM Group, Inc. (a)	56,604	1,473,402
OMNOVA Solutions, Inc. (b)	141,692	996,095
Orion Engineered Carbons S.A. (b)	8,359	126,221
Penford Corporation (b)	4,051	76,361
PolyOne Corporation	35,690	1,320,887

28

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Materials - 4.2%(Continued)
Chemicals - 1.4%(Continued)
Potash Corporation of Saskatchewan, Inc.	1,048	$35,810
Quaker Chemical Corporation	1,005	82,490
Scotts Miracle-Gro Company (The) - Class A	1,998	118,362
Sherwin-Williams Company (The)	51	11,708
Taminco Corporation (b)	32,710	846,862
Tredegar Corporation	12,305	234,041
Valspar Corporation (The)	128	10,516
W.R. Grace & Company (b)	223	21,096
Zep, Inc.	7,798	125,236
		10,855,349
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	896	50,050
Eagle Materials, Inc.	577	50,447
United States Lime & Minerals, Inc.	9,915	695,141
US Concrete, Inc. (b)	627	15,487
		811,125
Containers & Packaging - 0.0%(d)
Crown Holdings, Inc. (b)	2,290	109,760
Owens-Illinois, Inc. (b)	1,978	50,973
		160,733
Metals & Mining - 1.9%
Alamos Gold, Inc.	45,092	336,837
Asanko Gold, Inc. (a) (b)	6,311	9,277
AuRico Gold, Inc.	79,353	254,723
Barrick Gold Corporation	11,823	140,339
Century Aluminum Company (b)	102,837	3,011,067
Coeur Mining, Inc. (b)	10,200	37,740
Constellium N.V. - Class A (b)	926	18,751
Dominion Diamond Corporation (a) (b)	20,700	290,007
Eldorado Gold Corporation	100	548
Endeavour Silver Corporation (b)	22,449	68,245
Fortuna Silver Mines, Inc. (b)	64,882	226,438
Franco-Nevada Corporation	583	27,255
Globe Specialty Metals, Inc.	10,154	190,997
Gold Resource Corporation (a)	252,092	980,638
Handy & Harman Ltd. (b)	35,789	1,263,710
Hecla Mining Company (a)	195,129	425,381
Materion Corporation	15,817	623,981
McEwen Mining, Inc. (b)	93,029	115,356
Nevsun Resources Ltd.	9,690	32,849
New Gold, Inc. (b)	25,077	90,277
Noranda Aluminum Holding Corporation (a)	64,208	283,157
Pan American Silver Corporation	23,264	214,727
Pretium Resources, Inc. (b)	22,625	103,170
Reliance Steel & Aluminum Company	160	10,797
Richmont Mines, Inc. (b)	34,768	71,970
Rio Alto Mining Ltd. (b)	94,654	202,560
Royal Gold, Inc.	930	53,149
RTI International Metals, Inc. (b)	2,222	52,328
Rubicon Minerals Corporation (b)	213,153	181,606

29

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Materials - 4.2%(Continued)
Metals & Mining - 1.9%(Continued)
Schnitzer Steel Industries, Inc. - Class A (a)	118,798	$2,797,693
Silver Standard Resources, Inc. (b)	5,358	23,414
SunCoke Energy, Inc. (b)	16,363	391,076
Thompson Creek Metals Company, Inc. (b)	110,121	208,129
Turquoise Hill Resources Ltd. (b)	20,710	69,379
United States Steel Corporation	9,116	365,005
US Silica Holdings, Inc.	25,289	1,135,476
Worthington Industries, Inc.	307	11,866
		14,319,918
Paper & Forest Products - 0.8%
Boise Cascade Company (a) (b)	115,024	4,147,765
Clearwater Paper Corporation (a) (b)	1,320	84,942
Mercer International, Inc. (b)	17,753	223,333
Neenah Paper, Inc.	20,670	1,261,077
Resolute Forest Products, Inc. (b)	25,124	466,301
Schweitzer-Mauduit International, Inc.	8,224	354,126
		6,537,544
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.9%
Alaska Communications Systems Group, Inc. (a) (b)	19,555	26,399
Atlantic Tele-Network, Inc.	14,393	967,066
BCE, Inc.	615	27,349
Cincinnati Bell, Inc. (a) (b)	431,214	1,582,555
General Communication, Inc. - Class A (a) (b)	201,727	2,366,258
Inteliquent, Inc.	33,688	566,969
Intelsat S.A. (b)	11,284	219,587
Iridium Communications, Inc. (b)	23,548	223,706
tw telecom, inc. (b)	812	34,737
Vonage Holdings Corporation (a) (b)	325,801	1,133,788
		7,148,414
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (b)	17,218	120,698
NTELOS Holdings Corporation (a)	111,248	1,121,380
Shenandoah Telecommunications Company	6,307	186,624
Spok Holdings, Inc.	8,300	134,792
T-Mobile US, Inc. (b)	2,148	62,700
		1,626,194
Utilities - 1.6%
Electric Utilities - 0.5%
ALLETE, Inc.	404	21,105
Cleco Corporation	1,977	106,284
Edison International	193	12,078
El Paso Electric Company	14,672	555,188
IDACORP, Inc.	73	4,616
MGE Energy, Inc.	7,705	342,641
Pepco Holdings, Inc. (a)	21,274	581,631
Portland General Electric Company	20,764	756,017
UIL Holdings Corporation	2,212	91,002
Unitil Corporation	25,350	883,194

30

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Utilities - 1.6%(Continued)
Electric Utilities - 0.5%(Continued)
Xcel Energy, Inc.	2,685	$89,867
		3,443,623
Gas Utilities - 0.5%
Chesapeake Utilities Corporation	2,336	113,133
Gas Natural, Inc.	11,109	126,087
New Jersey Resources Corporation	26,207	1,532,585
Southwest Gas Corporation	37,983	2,206,432
UGI Corporation	2,814	106,060
		4,084,297
Independent Power and Renewable Electricity Producers - 0.1%
AES Corporation (The)	5,774	81,241
Atlantic Power Corporation	43,187	95,875
Genie Energy Ltd. - Class B (b)	3,720	26,970
Ormat Technologies, Inc.	9,439	273,259
Pattern Energy Group, Inc.	1,663	47,861
		525,206
Multi-Utilities - 0.2%
Avista Corporation	40,924	1,450,756
MDU Resources Group, Inc.	1,425	40,156
Vectren Corporation	2,868	128,917
		1,619,829
Water Utilities - 0.3%
American States Water Company	26,915	963,019
American Water Works Company, Inc.	486	25,938
California Water Service Group	34,696	903,137
Connecticut Water Service, Inc.	832	30,925
Consolidated Water Company Ltd.	16,688	200,089
Middlesex Water Company	9,278	209,219
Pure Cycle Corporation (b)	1,814	10,884
SJW Corporation	2,846	90,958
York Water Company (The)	981	21,561
		2,455,730

Total Common Stocks (Cost $631,346,797)		$703,563,591

OTHER INVESTMENTS - 6.9%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	119,053	$700,032
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	404	5,729
Aberdeen Indonesia Fund, Inc.	6,651	60,657
Aberdeen Israel Fund, Inc.	3,025	51,365
Aberdeen Latin America Equity Fund, Inc.	50	1,349
Aberdeen Singapore Fund, Inc.	13,712	169,206
Adams Express Company (The)	31,522	449,819
Advent/Claymore Enhanced Growth & Income Fund	14,578	138,345
Advent/Claymore Global Convertible Securities & Income Fund	59,553	396,623
Alliance New York Municipal Income Fund, Inc.	3,693	47,160
Alpine Global Dynamic Dividend Fund	1,394	13,633

31

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.9% (Continued)	Shares	Value
Alpine Total Dynamic Dividend Fund	36,700	$318,189
Apollo Senior Floating Rate Fund, Inc.	1,940	33,135
Ares Dynamic Credit Allocation Fund	30,158	508,464
ASA Gold and Precious Metals Ltd.	110,332	1,134,213
Asia Pacific Fund, Inc. (The) (b)	163	1,822
Avenue Income Credit Strategies Fund	31,259	511,085
Bancroft Fund Ltd.	12,643	254,251
BlackRock Core Bond Trust	17,669	236,411
BlackRock Corporate High Yield Fund VI, Inc.	11,172	132,388
BlackRock Debt Strategies Fund, Inc.	314,926	1,199,868
BlackRock Dividend Income Trust	56	738
BlackRock Floating Rate Income Strategies Fund	7,080	97,279
BlackRock Floating Rate Income Trust	26,678	351,616
BlackRock Income Opportunity Trust, Inc.	5,480	56,663
BlackRock Income Trust, Inc.	29,521	189,525
BlackRock Limited Duration Income Trust	7,106	114,620
BlackRock Long-Term Municipal Advantage Trust	13,964	157,514
BlackRock Muni Intermediate Duration Fund, Inc.	54,234	787,478
BlackRock Muni New York Intermediate Duration Fund, Inc.	2,186	30,211
BlackRock Municipal Income Investment Quality Trust	400	5,748
BlackRock Municipal Income Quality Trust	10,879	152,524
BlackRock Municipal Target Term Trust	51,685	1,041,453
BlackRock MuniEnhanced Fund, Inc.	3,067	34,596
BlackRock MuniHoldings California Quality Fund, Inc.	10,300	147,084
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	3,943	56,148
BlackRock MuniYield Michigan Quality Fund II, Inc.	20,540	260,653
BlackRock MuniYield Michigan Quality Fund, Inc.	10,497	143,389
BlackRock MuniYield New Jersey Fund, Inc.	508	7,518
BlackRock MuniYield New York Quality Fund, Inc.	969	12,539
BlackRock MuniYield Pennsylvania Quality Fund	5,719	80,924
BlackRock New Jersey Municipal Bond Trust	160	2,350
BlackRock New York Municipal Bond Trust	3,792	52,633
BlackRock New York Municipal Income Quality Trust	1,418	18,590
BlackRock New York Municipal Income Trust II	4,299	60,960
BlackRock Pennsylvania Strategic Municipal Trust	2,128	27,313
BlackRock Real Asset Equity Trust	23,122	184,976
BlackRock Resources & Commodities Strategy Trust	34,338	370,164
BlackRock Utility and Infrastructure Trust	19,633	393,053
Blackstone GSO Long-Short Credit Income Fund	17,379	286,232
Blackstone GSO Strategic Credit Fund	58,443	964,894
Boulder Growth & Income Fund, Inc.	33,613	298,820
Boulder Total Return Fund, Inc. (b)	8,776	230,458
Calamos Global Dynamic Income Fund	6,422	57,862
CBRE Clarion Global Real Estate Income Fund	126,076	1,115,773
Central Europe & Russia Fund, Inc. (The)	32,665	795,719
Central Securities Corporation	3,709	86,049
Clearbridge American Energy MLP Fund, Inc.	26,124	460,566
Clough Global Allocation Fund	21,709	316,734
Clough Global Equity Fund	26,086	374,073
Clough Global Opportunities Fund	18,368	223,722
Cohen & Steers Infrastructure Fund, Inc.	7,974	188,824
32

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.9% (Continued)	Shares	Value
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	12,703	$267,906
Cohen & Steers Quality Income Realty Fund, Inc.	38,396	445,778
Cutwater Select Income Fund	1	9
Delaware Investments Colorado Municipal Income Fund, Inc.	37	526
Delaware Investments National Municipal Income Fund	1,441	18,675
Denali Fund (The)	2,133	47,502
Deutsche Global High Income Fund, Inc.	3,907	32,155
Deutsche High Income Opportunities Fund, Inc.	2,900	41,789
Deutsche High Income Trust	1,505	13,620
Deutsche Strategic Income Trust	9,897	120,446
Doubleline Income Solutions Fund	41,003	873,364
Eaton Vance California Municipal Income Trust	11,710	148,483
Eaton Vance Michigan Municipal Bond Fund	2,643	34,253
Eaton Vance Michigan Municipal Income Trust	3,794	47,729
Eaton Vance Municipal Income Term Trust	14,396	253,370
Eaton Vance National Municipal Opportunities Trust	15,395	310,825
Eaton Vance New Jersey Municipal Bond Fund	3,268	41,569
Eaton Vance New Jersey Municipal Income Trust	4,195	51,682
Eaton Vance New York Municipal Bond Fund 2	1,190	14,232
Eaton Vance Pennsylvania Municipal Bond Fund	300	3,873
Eaton Vance Pennsylvania Municipal Income Trust	1,017	12,407
Eaton Vance Senior Floating-Rate Trust	1,287	18,082
Eaton Vance Senior Income Trust	16,172	103,986
Eaton Vance Short Duration Diversified Income Fund	28,764	417,941
Ellsworth Fund Ltd.	15,165	127,993
Engex, Inc. (b)	633	3,418
Federated Enhanced Treasury Income Fund	871	11,462
Federated Premier Intermediate Municipal Income Fund	5,495	70,776
First Trust High Income Long/Short Fund	36,822	632,970
First Trust/Aberdeen Emerging Opportunity Fund	2,528	45,201
First Trust/Aberdeen Global Opportunity Fund	6,388	85,599
First Trust/Four Corners Senior Floating Rate Income Fund II	19,268	255,108
Fort Dearborn Income Securities, Inc.	1,226	17,716
Franklin Limited Duration Income Trust	1,493	18,603
Franklin Universal Trust	24,370	178,145
Gabelli Global Utility & Income Trust	8,958	170,650
Gabelli Healthcare & WellnessRx Trust (The)	16,881	174,212
GDL Fund (The)	16,240	167,759
General American Investors Company, Inc.	18,294	682,183
Global High Income Fund, Inc.	19,687	190,570
Guggenheim Build America Bonds Managed Duration Trust	8,979	193,497
Herzfeld Caribbean Basin Fund, Inc. (The)	23,173	173,566
Invesco Bond Fund	15,542	287,838
Invesco California Value Municipal Income Trust	28,424	350,468
Invesco Dynamic Credit Opportunities Fund	109,619	1,316,524
Invesco Municipal Income Opportunities Trust	21,699	146,468
Invesco Municipal Trust	27,685	348,554
Invesco Quality Municipal Income Trust	28,252	349,195
Invesco Senior Income Trust	86,565	405,124
Invesco Trust for Investment Grade New York Municipals	13,186	178,802
Invesco Value Municipal Income Trust	1	14

33

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.9% (Continued)	Shares	Value
Japan Smaller Capitalization Fund, Inc.	59,756	$574,853
John Hancock Premium Dividend Fund	2,558	35,019
Liberty All-Star Equity Fund	175,069	1,020,652
LMP Capital and Income Fund, Inc.	32,322	544,949
LMP Corporate Loan Fund, Inc.	10,079	115,001
LMP Real Estate Income Fund, Inc.	17,679	212,325
Macquarie Global Infrastructure Total Return Fund, Inc.	9,653	244,510
Managed High Yield Plus Fund, Inc.	2,856	5,712
MFS California Municipal Fund	4,244	45,920
MFS Investment Grade Municipal Trust	11,554	106,759
MFS Multimarket Income Trust	93,703	596,888
MFS Municipal Income Trust	10,990	71,765
Morgan Stanley Eastern Europe Fund, Inc.	6,076	93,024
Morgan Stanley Emerging Markets Debt Fund, Inc.	46,728	453,262
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	52,007	622,004
Morgan Stanley Income Securities, Inc.	17,017	301,541
Neuberger Berman High Yield Strategies Fund, Inc.	4,936	64,958
New America High Income Fund, Inc.	1,769	16,894
New Ireland Fund, Inc. (The)	1,320	16,170
Nuveen AMT-Free Municipal Income Fund	1	13
Nuveen Build America Bond Opportunity Fund	20,394	435,004
Nuveen Build America Bond Term Fund	6,837	140,500
Nuveen California Dividend Advantage Municipal Fund 2	4,924	69,034
Nuveen Connecticut Premium Income Municipal Fund	18,135	228,138
Nuveen Credit Strategies Income Fund	97,990	865,252
Nuveen Diversified Dividend and Income Fund	13,943	167,874
Nuveen Dividend Advantage Municipal Fund 2	1,200	16,944
Nuveen Dividend Advantage Municipal Fund 3	67,474	931,141
Nuveen Dividend Advantage Municipal Income Fund	47,981	678,931
Nuveen Floating Rate Income Fund	8,835	98,157
Nuveen Georgia Dividend Advantage Municipal Fund 2	5,586	70,272
Nuveen Global Income Opportunities Fund	13,809	166,302
Nuveen Intermediate Duration Quality Municipal Term Fund	4,638	59,274
Nuveen Maryland Premium Income Municipal Fund	26,677	336,130
Nuveen Massachusetts Premium Income Municipal Fund	5,028	66,571
Nuveen Mortgage Opportunity Term Fund	24,999	583,477
Nuveen Mortgage Opportunity Term Fund 2	3,492	79,897
Nuveen Multi-Currency Short-Term Government Income Fund	2,873	30,971
Nuveen Multi-Market Income Fund, Inc.	7,341	55,571
Nuveen Municipal Advantage Fund	47,342	650,479
Nuveen New Jersey Dividend Advantage Municipal Fund	8,293	112,287
Nuveen New Jersey Dividend Advantage Municipal Fund 2	5,296	70,490
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	11,807	159,040
Nuveen New Jersey Municipal Value Fund	2,670	37,941
Nuveen New York AMT-Free Municipal Income Fund	400	5,200
Nuveen New York Dividend Advantage Municipal Fund	13,387	180,591
Nuveen New York Dividend Advantage Municipal Fund 2	6,132	80,636
Nuveen Ohio Quality Income Municipal Fund	21,873	333,345
Nuveen Pennsylvania Investment Quality Municipal Fund	23,505	322,959
Nuveen Performance Plus Municipal Fund	1,200	17,532
Nuveen Premium Income Municipal Fund	6,985	95,555
Nuveen Premium Income Municipal Fund 2	1	2

34

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.9% (Continued)	Shares	Value
Nuveen Quality Income Municipal Fund	57,262	$799,378
Nuveen Quality Municipal Fund, Inc.	16,832	221,677
Nuveen Quality Preferred Income Fund 3	14,275	120,624
Nuveen Short Duration Credit Opportunities Fund	11,420	196,081
Nuveen Virginia Premium Income Municipal Fund	4,570	60,781
Pacholder High Yield Fund, Inc.	16,034	125,065
Petroleum & Resources Corporation	51,113	1,408,674
Putnam Municipal Opportunities Trust	28,911	342,306
RENN Global Entrepreneurs Fund, Inc. (b)	12,734	17,191
RMR Real Estate Income Fund	38,987	793,387
Royce Micro-Cap Trust, Inc.	95,687	1,154,942
Salient Midstream & MLP Fund	9,102	247,665
Salient MLP & Energy Infrastructure Fund	4,252	133,895
Strategic Global Income Fund, Inc.	5,926	52,623
Swiss Helvetia Fund, Inc. (The)	37,334	500,276
TCW Strategic Income Fund, Inc.	8,587	47,314
Templeton Dragon Fund, Inc.	1,874	48,312
Templeton Emerging Markets Income Fund	45,933	583,349
Templeton Global Income Fund	18,362	143,774
Templeton Russia and East European Fund, Inc.	19,721	237,046
Thai Fund, Inc. (The)	6,831	83,202
Tortoise Energy Infrastructure Corporation	25,476	1,169,094
Tortoise Power and Energy Infrastructure Fund, Inc.	7,793	218,672
Transamerica Income Shares, Inc.	31	635
Tri-Continental Corporation	37,660	798,015
Turkish Investment Fund, Inc. (The)	2,933	33,026
Voya Prime Rate Trust	209,940	1,125,278
Wells Fargo Advantage Multi-Sector Income Fund	4,900	69,531
Western Asset Emerging Markets Debt Fund, Inc.	41,453	714,650
Western Asset Emerging Markets Income Fund, Inc.	44,879	537,650
Western Asset Worldwide Income Fund, Inc.	36,397	443,279
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	67,215	774,317
Western Asset/Claymore Inflation-Linked Securities & Income Fund	52,498	607,402
Zweig Fund, Inc. (The)	24,140	365,962
Zweig Total Return Fund, Inc. (The)	8,595	119,127
Total Other Investments (Cost $52,228,587)		$53,086,262

RIGHTS - 0.0% (d)	Shares	Value
Herzfeld Caribbean Basin Fund, Inc. (c)	220	$27
Wright Medical Group, Inc.	79,097	347,236
Total Rights (Cost $0)		$347,263

WARRANTS - 0.0% (d)	Shares	Value
HudBay Minerasls, Inc. (c)	976	$0
Imperial Holdings, Inc. (c)	1,663	0
Total Warrants (Cost $0)		$0

35

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$2,975
Gyrodyne Company of America, Inc., 5.00%, due 06/30/2017 (c)	12,110	0
Total Corporate Bonds (Cost $12,110)		$2,975

MONEY MARKET FUNDS - 4.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	35,255,137	$35,254,398
UMB Money Market Fiduciary, 0.01% (e)	385,141	385,141
Total Money Market Funds (Cost $35,639,539)		$35,639,539

Total Investments at Value - 103.0% (Cost $719,227,033)		$792,639,630

Liabilities in Excess of Other Assets - (3.0%)		(23,458,121	)(f)

Net Assets - 100.0%		$769,181,509

ADR	- American Depositary Receipt.

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $27 at October 31, 2014, representing 0.0% of net assets (Note 2).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of October 31, 2014.
(f)       Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

36

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2014

COMMON STOCKS - 71.3%	Shares	Value
Consumer Discretionary - 10.6%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	46,207	$893,181
Ballard Power Systems, Inc.	15,429	43,201
Cooper-Standard Holdings, Inc.	2,417	131,920
Dorman Products, Inc.	42,242	1,958,339
Fox Factory Holding Corporation	31,200	528,528
Fuel Systems Solutions, Inc.	38,570	356,001
Gentex Corporation	9,304	304,613
Quantum Fuel Systems Technologies Worldwide, Inc.	158,045	629,019
Spartan Motors, Inc.	3,086	17,560
STRATTEC Security Corporation	2,896	300,373
Visteon Corporation	454	42,631
		5,205,366
Distributors - 0.0% (a)
VOXX International Corporation	48,279	411,820

Diversified Consumer Services - 0.7%
2U, Inc.	3,518	64,028
American Public Education, Inc.	2,570	79,644
Bright Horizons Family Solutions, Inc.	1,922	85,644
Career Education Corporation	135,231	784,340
Carriage Services, Inc.	162	3,234
H&R Block, Inc.	876	28,304
ITT Educational Services, Inc.	245,516	2,482,167
Lincoln Educational Services Corporation	7,331	19,427
Outerwall, Inc.	19,837	1,255,087
Service Corporation International	3,337	72,980
Strayer Education, Inc.	7,196	526,675
Universal Technical Institute, Inc.	597	7,110
		5,408,640
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc. - Class A	23,864	147,002
Bally Technologies, Inc.	446	35,858
Bloomin' Brands, Inc.	25	473
Bravo Brio Restaurant Group, Inc.	14,712	204,055
Burger King Worldwide, Inc.	17,919	585,593
Caesars Acquisition Company - Class A	4,945	51,626
Caesars Entertainment Corporation	207,577	2,530,364
Carrols Restaurant Group, Inc.	69,995	539,661
Cheesecake Factory, Inc. (The)	189	8,683
Churchill Downs, Inc.	262	26,719
Chuy's Holdings, Inc.	5,992	179,221
Darden Restaurants, Inc.	2,598	134,524
El Pollo Loco Holdings, Inc.	19,196	684,337
Empire Resorts, Inc.	125,794	942,197
Famous Dave's of America, Inc.	8,331	217,189
Hyatt Hotels Corporation - Class A	11,621	688,196
Ignite Restaurant Group, Inc.	3,776	26,017
International Speedway Corporation - Class A	9,361	293,280
Krispy Kreme Doughnuts, Inc.	954	18,050

37

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Consumer Discretionary - 10.6% (Continued)
Hotels, Restaurants & Leisure - 1.4% (Continued)
Norwegian Cruise Line Holdings Ltd.	413	$16,107
Panera Bread Company - Class A	292	47,199
Papa Murphy's Holdings, Inc.	95,316	886,439
Pinnacle Entertainment, Inc.	5,681	145,604
Potbelly Corporation	121,999	1,556,707
Red Lion Hotels Corporation	1,471	8,340
Texas Roadhouse, Inc.	2,380	68,711
Wendy's Company (The)	88,835	712,457
Wynn Resorts Ltd.	352	66,883
Zoe's Kitchen, Inc.	5,187	189,118
		11,010,610
Household Durables - 1.5%
Beazer Homes USA, Inc.	12,440	223,049
Blyth, Inc.	218,285	1,831,411
Cavco Industries, Inc.	5,349	389,782
Dixie Group, Inc. (The)	1,703	13,420
Ethan Allen Interiors, Inc.	9,294	263,020
Garmin Ltd.	5,515	305,972
iRobot Corporation	49,768	1,777,713
KB Home	79,838	1,256,650
La-Z-Boy, Inc.	25,004	571,591
Lennar Corporation - Class A	2,612	112,525
LGI Homes, Inc.	14,046	272,773
M/I Homes, Inc.	33,105	713,082
Meritage Homes Corporation	15,679	576,830
PulteGroup, Inc.	2,244	43,062
Skullcandy, Inc.	6,640	55,378
SodaStream International Ltd.	13,723	302,455
TRI Pointe Homes, Inc.	42,982	588,424
WCI Communities, Inc.	72,625	1,362,445
William Lyon Homes - Class A	33,785	799,353
		11,458,935
Internet & Catalog Retail - 0.6%
Blue Nile, Inc.	10,680	379,140
Coupons.com, Inc.	55,125	767,340
FTD Companies, Inc.	16,951	596,336
HomeAway, Inc.	4,801	167,555
NetFlix, Inc.	359	141,004
NutriSystem, Inc.	35,234	593,341
PetMed Express, Inc.	56,699	748,994
RetailMeNot, Inc.	54,273	1,142,989
zulily, Inc. - Class A	8,412	306,029
		4,842,728
Leisure Products - 0.5%
Black Diamond, Inc.	30,805	239,047
Eastman Kodak Company	251	5,414
LeapFrog Enterprises, Inc.	79,939	425,275
Smith & Wesson Holding Corporation	21,378	217,200
Sturm Ruger & Company, Inc.	71,292	2,971,451
		3,858,387

38

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Consumer Discretionary - 10.6% (Continued)
Media - 1.3%
AMC Networks, Inc. - Class A	498	$30,204
Central European Media Enterprises Ltd. - Class A	370,863	901,197
ChinaNet Online Holdings, Inc.	97,606	204,973
Cumulus Media, Inc. - Class A	29,381	113,411
DreamWorks Animation SKG, Inc. - Class A	89,203	1,987,443
E.W. Scripps Company - Class A	11,653	223,738
Entercom Communications Corporation - Class A	50	514
Harte-Hanks, Inc.	58	377
John Wiley & Sons, Inc.	261	15,240
Lions Gate Entertainment Corporation	882	29,221
Manchester United plc - Class A	5,962	95,273
Media General, Inc.	97,725	1,460,011
Morningstar, Inc.	8,185	558,626
New York Times Company (The) - Class A	20,281	260,408
News Corporation - Class B	2,329	35,051
Nexstar Broadcasting Group, Inc. - Class A	1,791	80,810
Pandora Media, Inc.	4,167	80,340
Radio One, Inc. - Class D	17,426	43,391
ReachLocal, Inc.	10,228	46,333
Regal Entertainment Group - Class A	2,004	44,389
Scholastic Corporation	49,218	1,713,278
SFX Entertainment, Inc.	222,608	1,144,205
Sinclair Broadcast Group, Inc. - Class A	13,646	396,416
Sizmek, Inc.	138,884	795,805
		10,260,654
Multiline Retail - 0.4%
Bon-Ton Stores, Inc. (The)	93,380	822,678
Fred's, Inc. - Class A	25,442	399,439
Gordmans Stores, Inc.	4,754	14,975
Sears Holdings Corporation	46,697	1,630,659
		2,867,751
Specialty Retail - 2.6%
Aaron's, Inc.	56,833	1,407,185
Barnes & Noble, Inc.	43,180	942,188
bebe stores, inc.	36,171	82,832
Big 5 Sporting Goods Corporation	29,430	362,283
Buckle, Inc. (The)	27,859	1,374,284
Cabela's, Inc.	3,231	155,153
CarMax, Inc.	2,193	122,611
Children's Place, Inc. (The)	16,369	806,173
Conn's, Inc.	96,946	3,015,990
Container Store Group, Inc. (The)	78,129	1,440,699
Destination XL Group, Inc.	53,321	279,402
GameStop Corporation - Class A	9,049	386,935
Genesco, Inc.	7,788	597,262
GNC Acquisition Holdings, Inc. - Class A	4,225	175,633
hhgregg, Inc.	263,130	1,363,013
Hibbett Sports, Inc.	6,200	281,418
Kirkland's, Inc.	5,760	102,528
Lithia Motors, Inc. - Class A	192	14,903

39

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Consumer Discretionary - 10.6% (Continued)
Specialty Retail - 2.6% (Continued)
Lumber Liquidators Holdings, Inc.	677	$36,402
Men's Wearhouse, Inc. (The)	48,265	2,269,903
Office Depot, Inc.	167,270	873,149
Pier 1 Imports, Inc.	59,579	768,569
Sally Beauty Holdings, Inc.	5,536	162,260
Sears Hometown and Outlet Stores, Inc.	3,523	52,986
Stage Stores, Inc.	3,785	63,853
Staples, Inc.	5,835	73,988
Systemax, Inc.	1,066	16,310
Tile Shop Holdings, Inc. (The)	160,135	1,378,762
Tractor Supply Company	384	28,117
Vitamin Shoppe, Inc.	26,533	1,245,194
		19,879,985
Textiles, Apparel & Luxury Goods - 0.9%
Alpha Pro Tech Ltd.	87,390	294,504
American Apparel, Inc.	38,864	27,788
Columbia Sportswear Company	5,987	230,739
CROCS, Inc.	46,859	547,313
Deckers Outdoor Corporation	12,115	1,059,578
G-III Apparel Group Ltd.	20,129	1,597,236
Iconix Brand Group, Inc.	23,877	955,319
Lakeland Industries, Inc.	46,704	658,526
Michael Kors Holdings Ltd.	923	72,539
Sequential Brands Group, Inc.	43,583	546,531
Tumi Holdings, Inc.	11,138	231,336
Under Armour, Inc. - Class A	219	14,362
Vera Bradley, Inc.	15,516	353,765
		6,589,536
Consumer Staples - 2.0%
Beverages - 0.1%
Boston Beer Company, Inc. - Class A	2,676	666,324
Brown-Forman Corporation - Class B	972	90,075
Coca-Cola Company (The)	585	24,500
Primo Water Corporation	3,400	14,382
		795,281
Food & Staples Retailing - 0.6%
Chefs' Warehouse, Inc. (The)	144,361	2,579,731
Fresh Market, Inc. (The)	35,455	1,301,553
PriceSmart, Inc.	109	9,704
Rite Aid Corporation	6,444	33,831
Sprouts Farmers Market, Inc.	9,432	274,566
Sysco Corporation	1,046	40,313
		4,239,698
Food Products - 0.7%
Amira Nature Foods Ltd.	11,196	194,922
B&G Foods, Inc.	1,357	39,977
Boulder Brands, Inc.	92,016	817,102
Campbell Soup Company	1,155	51,016
Flowers Foods, Inc.	10,400	197,600
Hain Celestial Group, Inc. (The)	585	63,326

40

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Consumer Staples - 2.0% (Continued)
Food Products - 0.7% (Continued)
Hershey Company (The)	1,046	$100,322
Inventure Foods, Inc.	38,460	509,211
JM Smucker Company (The)	775	80,600
Lancaster Colony Corporation	1,554	142,176
Post Holdings, Inc.	54,442	2,041,575
Tootsie Roll Industries, Inc.	29,822	884,222
		5,122,049
Household Products - 0.1%
Energizer Holdings, Inc.	577	70,769
Orchids Paper Products Company	35,007	1,006,801
		1,077,570
Personal Products - 0.5%
22nd Century Group, Inc.	252,837	556,241
China-Biotics, Inc. (b)	535,616	696,301
Elizabeth Arden, Inc.	35,840	587,776
Herbalife Ltd.	5,882	308,570
Inter Parfums, Inc.	2,709	76,935
Medifast, Inc.	30,573	970,387
Nu Skin Enterprises, Inc. - Class A	13,718	724,722
		3,920,932
Tobacco - 0.0% (a)
Universal Corporation	8,065	358,893

Energy - 5.9%
Energy Equipment & Services - 1.6%
CARBO Ceramics, Inc.	9,045	467,355
CHC Group Ltd.	32,043	215,329
Diamond Offshore Drilling, Inc.	30,613	1,154,416
Dril-Quip, Inc.	105	9,445
Frank's International N.V.	9,998	172,266
Geospace Technologies Corporation	939	28,912
Hercules Offshore, Inc.	284,698	469,752
Hornbeck Offshore Services, Inc.	26,624	816,292
ION Geophysical Corporation	12,554	35,151
McDermott International, Inc.	373,270	1,433,357
Newpark Resources, Inc.	50,754	580,118
Nuverra Environmental Solutions, Inc.	322,363	3,052,778
Paragon Offshore plc	146,111	711,561
Parker Drilling Company	739	3,281
PHI, Inc.	699	31,273
Profire Energy, Inc.	317,851	1,179,227
RigNet, Inc.	18,986	824,942
RPC, Inc.	12,285	201,474
SEACOR Holdings, Inc.	1,008	83,110
Seadrill Partners, LLC	21,579	542,712
Tesco Corporation	2,161	41,145
TETRA Technologies, Inc.	11,295	107,641
Transocean Partners, LLC	1,456	36,589
Willbros Group, Inc.	48,437	284,325
		12,482,451

41

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Energy - 5.9% (Continued)
Oil, Gas & Consumable Fuels - 4.3%
Aemetis, Inc.	8,739	$68,339
Alon USA Energy, Inc.	18,082	290,035
Alpha Natural Resources, Inc.	1,122,842	2,200,770
Amyris, Inc.	357,662	1,080,139
Antero Resources Corporation	4,282	224,548
Approach Resources, Inc.	15,279	151,262
Arch Coal, Inc.	545,904	1,179,153
Atlas Pipeline Partners, L.P.	596	21,873
Baytex Energy Corporation	226	6,904
Bellatrix Exploration Ltd.	1,970	9,161
Bill Barrett Corporation	1,733	26,342
BPZ Resources, Inc.	427,250	529,790
Capital Product Partners, L.P.	61,063	563,612
Cheniere Energy, Inc.	2,225	166,875
Chesapeake Granite Wash Trust	68,406	706,634
Clean Energy Fuels Corporation	318,459	2,327,935
Comstock Resources, Inc.	46,324	548,476
DHT Holdings, Inc.	38,334	255,304
Dominion Resources Black Warrior Trust	38,276	278,649
Eclipse Resources Corporation	1,217	15,955
Emerald Oil, Inc.	228,589	726,913
Enable Midstream Partners, L.P.	378	9,132
Enbridge Energy Management, LLC	9,123	324,140
Energy XXI (Bermuda) Ltd.	153,753	1,182,361
Enerplus Corporation	411	5,877
Enlink Midstream, LLC	1,356	51,392
EP Energy Corporation - Class A	3,600	52,560
Evolution Petroleum Corporation	4,289	40,574
EXCO Resources, Inc.	279,417	852,222
Feishang Anthracite Resources Ltd.	12,465	18,131
Foresight Energy Partners, L.P.	8,583	155,352
FX Energy, Inc.	2,415	7,245
Gastar Exploration, Inc.	24,597	98,388
Golar LNG Ltd.	1,991	111,715
Golar LNG Partners, L.P.	83	3,004
Goodrich Petroleum Corporation	33,836	278,809
Gran Tierra Energy, Inc.	3,367	15,354
Green Brick Partners, Inc.	2,815	18,607
Green Plains, Inc.	26,366	901,717
Gulfport Energy Corporation	1,774	89,019
Halcon Resources Corporation	304,270	946,280
Harvest Natural Resources, Inc.	135,312	503,361
InterOil Corporation	476	26,961
Kinder Morgan Management, LLC	1,192	113,374
Kinder Morgan, Inc.	749	28,986
Knightsbridge Shipping Ltd.	94,044	825,706
Knot Offshore Partners, L.P.	8,717	209,818
Laredo Petroleum, Inc.	1,260	23,890
LinnCo, LLC	221	5,297
Magnum Hunter Resources Corporation	18,945	87,905

42

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Energy - 5.9% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Midstates Petroleum Company, Inc.	99,708	$296,133
Miller Energy Resources, Inc.	94,191	327,785
Navios Maritime Acquisition Corporation	18,301	58,014
Nordic American Tankers Ltd.	9,345	78,965
Northern Oil & Gas, Inc.	44,366	501,336
Panhandle Oil & Gas, Inc. - Class A	3,229	66,388
PDC Energy, Inc.	8,400	367,248
Peabody Energy Corporation	5,807	60,567
Pembina Pipeline Corporation	1,442	59,756
PetroQuest Energy, Inc.	36,497	171,536
Renewable Energy Group, Inc.	66,560	700,877
Rentech, Inc.	741,406	1,178,836
Rex Energy Corporation	97,844	767,097
Ring Energy, Inc.	46,140	793,608
SandRidge Energy, Inc.	642,323	2,505,060
Sandridge Mississippian Trust II	1,889	10,125
Ship Finance International Ltd.	9,464	162,686
SM Energy Company	200	11,260
Solazyme, Inc.	192,306	1,474,987
Swift Energy Company	127,566	873,827
Teekay Tankers Ltd. - Class A	381,303	1,616,725
TransGlobe Energy Corporation	5,611	24,352
Triangle Petroleum Corporation	56,514	437,984
Ultra Petroleum Corporation	19,624	447,427
Uranium Energy Corporation	395,718	455,076
VAALCO Energy, Inc.	39,627	294,032
Vermilion Energy, Inc.	125	7,030
Vertex Energy, Inc.	84,866	536,353
W&T Offshore, Inc.	13,194	119,933
Williams Companies, Inc.	2,187	121,400
		32,892,249
Financials - 13.9%
Banks - 3.1%
Ameris Bancorp	1,424	35,315
Arrow Financial Corporation	1,607	44,016
BancFirst Corporation	903	58,695
Bank of Hawaii Corporation	14,113	826,316
Banner Corporation	1,238	53,506
BBCN Bancorp, Inc.	28,999	410,046
Bryn Mawr Bank Corporation	2,994	92,305
Cardinal Financial Corporation	45,394	871,565
Cathay General Bancorp	1,958	51,711
CenterState Banks, Inc.	15,764	183,493
Chemical Financial Corporation	3,167	94,313
Commerce Bancshares, Inc.	4,321	195,568
Community Bank System, Inc.	5,980	228,137
Community Trust Bancorp, Inc.	261	9,383
Customers Bancorp, Inc.	116,753	2,229,982
CVB Financial Corporation	61,958	977,697
Eagle Bancorp, Inc.	2,554	91,765

43

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Financials - 13.9% (Continued)
Banks - 3.1% (Continued)
Fidelity Southern Corporation	53,927	$827,779
Financial Institutions, Inc.	2,568	64,560
First Bancorp (North Carolina)	3,088	55,955
First BanCorporation (Puerto Rico)	327	1,704
First Commonwealth Financial Corporation	24,614	230,141
First Financial Bankshares, Inc.	436	13,856
First NBC Bank Holding Company	1,670	61,339
First Republic Bank	3,721	189,511
FNB Corporation	5,609	71,739
Hanmi Financial Corporation	282	6,049
Heritage Financial Corporation	79,380	1,393,119
Independent Bank Corporation (Michigan)	1,686	20,350
Independent Bank Group, Inc.	14,159	632,766
Lakeland Bancorp, Inc.	59,603	655,037
Lakeland Financial Corporation	2,627	108,863
M&T Bank Corporation	1,374	167,875
Mercantile Bank Corporation	13,429	264,954
National Penn Bancshares, Inc.	17,764	182,792
OFG Bancorp	6,897	107,386
OptimumBank Holdings, Inc.	224	224
Pacific Premier Bancorp, Inc.	21	340
PacWest Bancorp	4,738	202,123
Penns Woods Bancorp, Inc.	64	3,106
Peoples Bancorp, Inc.	16,227	399,996
Peoples Financial Services Corporation	5,316	266,704
Pinnacle Financial Partners, Inc.	3,922	153,742
PrivateBancorp, Inc.	15,911	514,244
S&T Bancorp, Inc.	3,700	102,083
Simmons First National Corporation - Class A	9,692	406,967
South State Corporation	1,142	68,874
Square 1 Financial, Inc. - Class A	4,882	97,103
Sterling Bancorp	3,870	54,412
TCF Financial Corporation	53,796	831,148
Texas Capital Bancshares, Inc.	648	39,625
Tompkins Financial Corporation	1,147	57,579
TowneBank	18,790	284,856
TriCo Bancshares	62,254	1,637,280
Trustmark Corporation	9,997	243,227
Union Bankshares Corporation	25,623	576,005
United Bankshares, Inc.	21,326	731,055
United Community Banks, Inc.	1,023	18,445
Valley National Bancorp	112,419	1,121,942
Washington Trust Bancorp, Inc.	3,731	143,159
Webster Financial Corporation	44,642	1,399,080
WesBanco, Inc.	2,758	95,041
Westamerica Bancorporation	46,693	2,303,833
Wintrust Financial Corporation	2,467	114,271
Zions Bancorporation	2,146	62,170
		23,438,222

44

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Financials - 13.9% (Continued)
Capital Markets - 1.6%
Ares Management, L.P.	10,311	$163,739
CorEnergy Infrastructure Trust, Inc.	10,374	77,909
Cowen Group, Inc. - Class A	623,197	2,517,716
Eaton Vance Corporation	2,639	97,194
Evercore Partners, Inc. - Class A	1,222	63,263
Federated Investors, Inc. - Class B	8,422	263,356
Fidus Investment Corporation	17,374	295,011
Financial Engines, Inc.	41,041	1,636,305
Full Circle Capital Corporation	81	483
FXCM, Inc. - Class A	45,293	745,523
Gladstone Investment Corporation	62,064	456,170
Greenhill & Company, Inc.	16,405	738,225
GSV Capital Corporation	4,055	39,374
INTL FCStone, Inc.	40,703	736,724
NorthStar Asset Management Group, Inc.	4,620	83,714
OHA Investment Corporation	600	3,894
PennantPark Floating Rate Capital Ltd.	11,817	165,911
Piper Jaffray Companies, Inc.	6,724	379,637
RCS Capital Corporation - Class A	69,842	1,146,107
Safeguard Scientifics, Inc.	53,812	1,073,549
Solar Senior Capital Ltd.	4,399	66,513
SWS Group, Inc.	81,657	603,445
Virtus Investment Partners, Inc.	5,047	904,473
WisdomTree Investments, Inc.	17,206	253,788
		12,512,023
Consumer Finance - 0.4%
Atlanticus Holdings Corporation	102,426	143,396
Encore Capital Group, Inc.	14,945	680,147
EZCORP, Inc. - Class A	81,180	915,710
First Cash Financial Services, Inc.	14,734	870,485
Imperial Holdings, Inc.	7,097	44,498
World Acceptance Corporation	4,957	355,219
		3,009,455
Diversified Financial Services - 0.3%
CME Group, Inc.	3,926	329,038
Global Eagle Entertainment, Inc.	17,335	212,007
Intercontinental Exchange, Inc.	1,122	233,702
MSCI, Inc.	609	28,416
PHH Corporation	55,994	1,326,498
PICO Holdings, Inc.	4,133	91,339
		2,221,000
Insurance - 1.3%
Ace Ltd.	334	36,506
Ambac Financial Group, Inc.	1,595	36,494
Arch Capital Group Ltd.	811	45,676
Arthur J. Gallagher & Company	4,384	209,117
Assurant, Inc.	219	14,940
Atlas Financial Holdings, Inc.	1,192	17,677
Brown & Brown, Inc.	14,691	468,055
Cincinnati Financial Corporation	3,161	159,536

45

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Financials - 13.9% (Continued)
Insurance - 1.3% (Continued)
Citizens, Inc.	19,013	$138,605
CNA Financial Corporation	6,668	260,585
eHealth, Inc.	32,414	808,729
FNF Group	6,264	186,918
Greenlight Capital Re Ltd. - Class A	39,497	1,281,678
Hartford Financial Services Group, Inc.	1,456	57,628
Health Insurance Innovations, Inc. - Class A	7,050	71,346
Hilltop Holdings, Inc.	66,196	1,458,298
Lincoln National Corporation	977	53,501
Markel Corporation	44	30,399
MBIA, Inc.	80,945	790,023
Meadowbrook Insurance Group, Inc.	242,390	1,544,024
Phoenix Companies, Inc. (The)	7,145	424,127
Platinum Underwriters Holdings Ltd.	37	2,317
Primerica, Inc.	5,170	264,446
RenaissanceRe Holdings Ltd.	1,559	161,091
RLI Corporation	10,001	495,950
Stewart Information Services Corporation	5,625	198,675
Third Point Reinsurance Ltd.	17,165	262,625
Torchmark Corporation	3,057	161,899
Validus Holdings Ltd.	1,100	43,758
W.R. Berkley Corporation	2,097	108,079
XL Group plc	1,789	60,611
		9,853,313
Real Estate Investment Trusts (REIT) - 5.9%
Acadia Realty Trust	19,606	611,707
Alexander's, Inc.	1,790	791,180
Alexandria Real Estate Equities, Inc.	3,062	254,146
American Assets Trust, Inc.	24,810	951,215
American Campus Communities, Inc.	18,248	716,599
AmREIT, Inc.	50,839	1,252,673
Avalonbay Communities, Inc.	1,335	208,046
Aviv REIT, Inc.	42,394	1,429,950
Bluerock Residential Growth, Inc.	35,295	432,364
Camden Property Trust	1,038	79,584
Campus Crest Communities, Inc.	193,192	1,224,837
Chambers Street Properties	11,438	93,906
Columbia Property Trust, Inc.	29,051	732,957
Corporate Office Properties Trust	2,187	59,793
Crown Castle International Corporation	1,728	134,991
CubeSmart	54,166	1,140,194
DCT Industrial Trust, Inc.	68,230	584,731
Douglas Emmett, Inc.	8,828	248,332
EastGroup Properties, Inc.	7,104	489,181
Education Realty Trust, Inc.	53,343	600,642
EPR Properties	2,129	119,437
Equity Lifestyle Properties, Inc.	3,508	172,243
Equity One, Inc.	36,120	866,880
Equity Residential	10,592	736,780
Essex Property Trust, Inc.	3,641	734,608

46

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Financials - 13.9% (Continued)
Real Estate Investment Trusts (REIT) - 5.9% (Continued)
Extra Space Storage, Inc.	18,105	$1,052,987
Federal Realty Investment Trust	9,354	1,232,857
General Growth Properties, Inc.	24	622
Glimcher Realty Trust	30,162	414,124
HCP, Inc.	15,706	690,593
Health Care REIT, Inc.	14,956	1,063,521
Healthcare Realty Trust, Inc.	23,896	632,527
Healthcare Trust of America, Inc. - Class A	90,324	1,159,760
Highwoods Properties, Inc.	2,835	121,537
Home Properties, Inc.	2,816	181,097
Independence Realty Trust, Inc.	30,221	297,072
Kilroy Realty Corporation	12,253	830,018
Kimco Realty Corporation	36,537	911,598
Kite Realty Group Trust	7,653	198,136
LTC Properties, Inc.	9,026	378,551
Macerich Company (The)	18,379	1,295,720
Medical Properties Trust, Inc.	97,632	1,317,056
Monmouth Real Estate Investment Corporation	6,609	74,021
National Health Investors, Inc.	6,894	454,384
National Retail Properties, Inc.	13,458	513,019
New York REIT, Inc.	77,223	866,442
Omega Healthcare Investors, Inc.	19,223	733,550
Parkway Properties, Inc.	10,378	208,079
Physicians Realty Trust	92,171	1,413,903
Post Properties, Inc.	16,408	917,864
Prologis, Inc.	13,344	555,778
Public Storage	4,560	840,590
QTS Realty Trust, Inc. - Class A	6,515	229,458
Realty Income Corporation	13,187	606,998
Regency Centers Corporation	12,780	775,746
Retail Opportunity Investments Corporation	46,454	759,058
Rexford Industrial Realty, Inc.	59,592	920,696
Sabra Health Care REIT, Inc.	20,556	587,285
Select Income REIT	9,289	227,673
Silver Bay Realty Trust Corporation	49,369	835,817
SL Green Realty Corporation	464	53,685
Sovran Self Storage, Inc.	6,267	533,259
STAG Industrial, Inc.	69,966	1,707,170
Sun Communities, Inc.	18,815	1,090,706
Tanger Factory Outlet Centers, Inc.	275	9,837
Trade Street Residential, Inc.	43,976	303,434
UMH Properties, Inc.	4,774	48,217
Universal Health Realty Income Trust	13,247	641,817
Ventas, Inc.	8,920	611,109
Walter Investment Management Corporation	14,431	327,872
Weingarten Realty Investors	4,858	176,103
Wheeler Real Estate Investment Trust, Inc.	698	3,127
Whitestone REIT	61,885	928,275
Winthrop Realty Trust	55,494	867,371
		45,267,095

47

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Financials - 13.9% (Continued)
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corporation	6,596	$86,737
Banc of California, Inc.	194,983	2,294,950
BankUnited, Inc.	6,776	202,602
Beneficial Mutual Bancorp, Inc.	5,837	78,391
BofI Holding, Inc.	14,687	1,131,193
Brookline Bancorp, Inc.	6,921	66,372
Capitol Federal Financial, Inc.	49,551	634,748
Clifton Bancorp, Inc.	24,096	313,730
Doral Financial Corporation	92,277	536,129
Essent Group Ltd.	28,815	701,357
Everbank Financial Corporation	5,551	106,302
Flagstar Bancorp, Inc.	25,397	399,241
HomeStreet, Inc.	27,223	474,225
Meta Financial Group, Inc.	485	18,192
Northwest Bancshares, Inc.	11,330	145,364
Oritani Financial Corporation	23,062	340,626
PennyMac Financial Services, Inc. - Class A	1,244	20,725
Security National Financial Corporation - Class A	6,694	33,403
Stonegate Mortgage Corporation	21,073	304,716
TrustCo Bank Corporation	58,295	425,553
United Financial Bancorp, Inc.	123,503	1,732,747
Washington Federal, Inc.	5,159	112,621
Waterstone Financial, Inc.	14,615	178,888
Westfield Financial, Inc.	2,369	16,749
		10,355,561
Health Care - 10.3%
Biotechnology - 5.5%
Aastrom Biosciences, Inc.	25,744	76,202
ACADIA Pharmaceuticals, Inc.	3,317	91,881
Acceleron Pharma, Inc.	21,115	780,833
Acorda Therapeutics, Inc.	1,695	59,020
Advaxis, Inc.	5,518	17,547
Aegerion Pharmaceuticals, Inc.	14,663	296,046
AEterna Zentaris, Inc.	104,034	116,518
Arena Pharmaceuticals, Inc.	184,387	803,927
ARIAD Pharmaceuticals, Inc.	26,937	160,545
Array BioPharma, Inc.	160,044	574,558
Arrowhead Research Corporation	14,522	94,683
BioCryst Pharmaceuticals, Inc.	25,941	304,029
BioTime, Inc.	42,924	145,512
Cara Therapeutics, Inc.	2,481	22,354
Celldex Therapeutics, Inc.	14,814	248,135
Celsion Corporation	82,107	224,973
Chimerix, Inc.	87	2,701
Clovis Oncology, Inc.	20,432	1,218,973
Conatus Pharmaceuticals, Inc.	77,689	559,361
CTI BioPharma Corporation	210,061	512,549
Curis, Inc.	10,092	13,221
CytRx Corporation	603,507	1,726,030
Dendreon Corporation	1,148,709	1,125,160

48

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
Biotechnology - 5.5% (Continued)
Dynavax Technologies Corporation	54,816	$89,898
Enzymotec Ltd.	1,973	13,022
Exelixis, Inc.	1,371,609	2,331,735
Foundation Medicine, Inc.	41,538	1,075,003
Galectin Therapeutics, Inc.	65,187	353,314
Galena Biopharma, Inc.	682,251	1,398,615
Geron Corporation	4,365	9,734
Halozyme Therapeutics, Inc.	4,955	47,667
Heron Therapeutics, Inc.	2,208	19,475
Idera Pharmaceuticals, Inc.	454,930	1,160,072
Incyte Corporation	2,000	134,120
Infinity Pharmaceuticals, Inc.	35,921	489,244
Insmed, Inc.	40,334	572,339
Intercept Pharmaceuticals, Inc.	453	117,051
Intrexon Corporation	76,579	1,709,243
IsoRay, Inc.	383,806	663,984
Karyopharm Therapeutics, Inc.	277	11,379
Kindred Biosciences, Inc.	4,337	39,770
KYTHERA Biopharmaceuticals, Inc.	16,853	594,068
Ligand Pharmaceuticals, Inc.	2,581	142,652
MannKind Corporation	229,305	1,378,123
MEI Pharma, Inc.	9,657	77,739
NanoViricides, Inc.	272,779	1,039,288
NeoStem, Inc.	140,988	723,268
Neurocrine Biosciences, Inc.	1,873	34,688
NewLink Genetics Corporation	34,855	1,138,016
Northwest Biotherapeutics, Inc.	12,520	65,855
Novavax, Inc.	26,453	148,137
Ohr Pharmaceutical, Inc.	226,922	1,645,185
OncoGenex Pharmaceuticals, Inc.	2,988	6,693
OncoMed Pharmaceuticals, Inc.	85,438	1,774,547
OPKO Health, Inc.	8,175	68,265
Orexigen Therapeutics, Inc.	159,368	647,034
Organovo Holdings, Inc.	209,284	1,368,717
Osiris Therapeutics, Inc.	31,956	435,560
OvaScience, Inc.	12,991	253,714
OXiGENE, Inc.	226,243	533,934
PDL BioPharma, Inc.	30,293	258,399
Prosensa Holding N.V.	4,053	47,785
Raptor Pharmaceutical Corporation	91,928	883,428
Regulus Therapeutics, Inc.	1,556	31,058
Repligen Corporation	13,353	336,763
Retrophin, Inc.	50,699	490,766
Rigel Pharmaceuticals, Inc.	21,259	42,093
RXi Pharmaceuticals Corporation	16,197	32,232
Sarepta Therapeutics, Inc.	10,536	170,367
Seattle Genetics, Inc.	833	30,546
Sunesis Pharmaceuticals, Inc.	269,810	458,677
Synageva BioPharma Corporation	13,442	1,018,097
Synergy Pharmaceuticals, Inc.	352,201	1,208,049

49

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
Biotechnology - 5.5% (Continued)
Synta Pharmaceuticals Corporation	93,323	$276,236
Targacept, Inc.	12,747	29,828
Tenax Therapeutics, Inc.	86,745	343,510
TG Therapeutics, Inc.	18,594	204,348
Theravance, Inc.	183,460	2,939,029
Tonix Pharmaceuticals Holding Corporation	3,120	23,618
Verastem, Inc.	80,328	762,313
Versartis, Inc.	9,669	192,510
XOMA Corporation	15,485	66,431
ZIOPHARM Oncology, Inc.	190,446	632,281
		41,964,270
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	431	22,696
Accuray, Inc.	14,800	93,684
Anika Therapeutics, Inc.	11,768	472,368
AtriCure, Inc.	81,166	1,415,535
Cardiovascular Systems, Inc.	43,945	1,362,295
Cerus Corporation	41,463	172,486
CONMED Corporation	128	5,375
Cynosure, Inc.	8,739	221,009
Dehaier Medical Systems Ltd.	6,727	30,473
Derma Sciences, Inc.	22,569	205,378
Endologix, Inc.	135,149	1,540,699
EnteroMedics, Inc.	90,822	121,701
Fonar Corporation	1,113	14,046
GenMark Diagnostics, Inc.	190,169	2,167,927
Haemonetics Corporation	3,478	131,190
IDEXX Laboratories, Inc.	628	88,969
Insulet Corporation	2,456	106,026
Intuitive Surgical, Inc.	92	45,614
K2M Group Holdings, Inc.	119	1,916
Medtronic, Inc.	2,146	146,271
Meridian Bioscience, Inc.	69,148	1,282,004
Navidea Biopharmaceuticals, Inc.	404,201	545,671
NuVasive, Inc.	8,904	364,174
PhotoMedex, Inc.	128,601	493,828
Quidel Corporation	36,201	1,033,539
ResMed, Inc.	7,766	405,541
Rockwell Medical, Inc.	187,652	1,636,325
RTI Surgical, Inc.	23,458	119,401
Sirona Dental Systems, Inc.	2,054	161,342
Spectranetics Corporation (The)	24,036	763,624
STAAR Surgical Company	52,702	504,358
Stereotaxis, Inc.	6,429	12,729
SurModics, Inc.	799	17,298
Tandem Diabetes Care, Inc.	26,337	422,972
TearLab Corporation	174,867	505,366
Uroplasty, Inc.	1,853	4,632
West Pharmaceutical Services, Inc.	4,340	222,425
Wright Medical Group, Inc.	6,170	195,095
50

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
ZELTIQ Aesthetics, Inc.	2,848	$73,023
		17,129,005
Health Care Providers & Services - 1.1%
Addus HomeCare Corporation	1,113	22,115
Air Methods Corporation	3,894	183,914
Alliance HealthCare Services, Inc.	1,746	42,131
BioScrip, Inc.	148,241	957,637
Catamaran Corporation	1,374	65,499
Chemed Corporation	7,719	797,836
Cross Country Healthcare, Inc.	2,901	28,053
ExamWorks Group, Inc.	1,278	49,561
Five Star Quality Care, Inc.	92,306	381,224
Hanger, Inc.	71,317	1,706,616
Healthways, Inc.	34,577	535,943
HMS Holdings Corporation	9,280	215,574
Kindred Healthcare, Inc.	42,164	917,067
MEDNAX, Inc.	2,798	174,679
Omnicare, Inc.	961	63,993
Patterson Companies, Inc.	266	11,467
PharMerica Corporation	43,686	1,253,351
Premier, Inc. - Class A	12,383	413,344
Quest Diagnostics, Inc.	1,928	122,351
Trupanion, Inc.	4,792	31,915
Veracyte, Inc.	3,767	30,400
WellCare Health Plans, Inc.	1,315	89,249
		8,093,919
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.	19,436	266,662
athenahealth, Inc.	58	7,105
Castlight Health, Inc. - Class B	148,345	1,855,796
Computer Programs and Systems, Inc.	27	1,701
Medidata Solutions, Inc.	1,899	85,664
Veeva Systems, Inc. - Class A	3,503	104,319
Vocera Communications, Inc.	74,835	774,542
		3,095,789
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc.	9,956	89,703
Apricus Biosciences, Inc.	7,929	11,735
Compugen Ltd.	4,062	29,003
Fluidigm Corporation	21,955	636,695
Harvard Bioscience, Inc.	4,110	19,728
Mettler-Toledo International, Inc.	47	12,148
NanoString Technologies, Inc.	60,095	640,012
Pacific Biosciences of California, Inc.	82,063	538,333
QIAGEN N.V.	3,561	83,541
Sequenom, Inc.	133,099	435,234
		2,496,132
Pharmaceuticals - 0.8%
Ampio Pharmaceuticals, Inc.	80,930	314,008
ANI Pharmaceuticals, Inc.	3,844	130,542

51

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
Pharmaceuticals - 0.8% (Continued)
Aratana Therapeutics, Inc.	17,718	$198,442
Auxilium Pharmaceuticals, Inc.	24,105	775,458
AVANIR Pharmaceuticals, Inc.	1,356	17,547
BioDelivery Sciences International, Inc.	14,880	258,912
DepoMed, Inc.	31,056	478,262
Endocyte, Inc.	31,620	189,246
Intra-Cellular Therapies, Inc.	2,272	35,216
Lannett Company, Inc.	42	2,382
Mallinckrodt plc	2,532	233,400
Medicines Company (The)	22,687	574,435
Oramed Pharmaceuticals, Inc.	2,264	16,165
Phibro Animal Health Corporation - Class A	5,762	149,351
Repros Therapeutics, Inc.	153,133	970,863
Salix Pharmaceuticals Ltd.	2,094	301,222
Sucampo Pharmaceuticals, Inc. - Class A	6,345	54,694
TherapeuticsMD, Inc.	1,332	5,914
Theravance Biopharma, Inc.	26,524	485,389
VIVUS, Inc.	158,462	537,186
Zogenix, Inc.	513,220	651,789
		6,380,423
Industrials - 9.2%
Aerospace & Defense - 1.0%
AAR Corporation	205	5,432
AeroVironment, Inc.	1,302	39,906
Alliant Techsystems, Inc.	630	73,685
American Science & Engineering, Inc.	19,706	1,089,742
Astronics Corporation	8,256	427,743
B/E Aerospace, Inc.	3,776	281,123
DigitalGlobe, Inc.	10,503	300,281
GenCorp, Inc.	35,248	597,806
Hexcel Corporation	264	11,059
KEYW Holding Corporation (The)	227,977	2,313,967
Kratos Defense & Security Solutions, Inc.	36,113	251,708
LMI Aerospace, Inc.	10,317	135,978
National Presto Industries, Inc.	21,605	1,362,411
Orbital Sciences Corporation	12,602	331,433
Rockwell Collins, Inc.	4,221	355,197
Transdigm Group, Inc.	667	124,749
		7,702,220
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.	9,461	349,300
Echo Global Logistics, Inc.	15,421	402,951
Hub Group, Inc.	4,395	159,494
United Parcel Service, Inc. - Class B	1,308	137,222
UTi Worldwide, Inc.	75,949	830,123
		1,879,090
Airlines - 0.1%
Alaska Air Group, Inc.	2,204	117,319
Allegiant Travel Company	5,016	669,485
Copa Holdings, S.A. - Class A	81	9,471

52

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Airlines - 0.1% (Continued)
Spirit Airlines, Inc.	1,503	$109,884
		906,159
Building Products - 0.5%
AAON, Inc.	23,030	452,539
Builders FirstSource, Inc.	21,003	124,548
Gibraltar Industries, Inc.	28,213	430,248
Masonite International Corporation	17,251	932,589
Nortek, Inc.	5,184	431,724
Simpson Manufacturing Company, Inc.	9,799	324,151
Trex Company, Inc.	19,182	824,826
USG Corporation	2,543	68,305
		3,588,930
Commercial Services & Supplies - 1.2%
ADT Corporation (The)	2,273	81,464
Blue Earth, Inc.	79,451	121,560
Brink's Company (The)	8,734	183,414
CECO Environmental Corporation	60,372	864,527
Cenveo, Inc.	492,797	1,123,577
Civeo Corporation	17,292	210,789
Clean Harbors, Inc.	216	10,720
Deluxe Corporation	3,108	188,966
EnerNOC, Inc.	8,790	129,828
Healthcare Services Group, Inc.	46,192	1,375,598
Herman Miller, Inc.	10,426	333,632
InnerWorkings, Inc.	65,874	598,136
Kimball International, Inc. - Class B	40,002	719,236
McGrath RentCorp	1,187	43,361
Mobile Mini, Inc.	1,794	78,631
Performant Financial Corporation	6,589	56,863
Rollins, Inc.	1,668	53,159
Stericycle, Inc.	1,145	144,270
United Stationers, Inc.	32,937	1,375,779
US Ecology, Inc.	24,927	1,253,330
Viad Corporation	14,019	357,625
Waste Connections, Inc.	1,243	62,026
West Corporation	349	11,168
		9,377,659
Construction & Engineering - 0.9%
Aegion Corporation	20,189	369,863
Ameresco, Inc. - Class A	9,009	74,234
Comfort Systems USA, Inc.	23,154	355,645
Dycom Industries, Inc.	40,053	1,257,264
Foster Wheeler AG	32,322	1,002,952
Furmanite Corporation	19,050	142,494
Goldfield Corporation (The)	500	960
Granite Construction, Inc.	44,252	1,633,341
Layne Christensen Company	131,811	949,039
MasTec, Inc.	10,276	294,305
MYR Group, Inc.	18,470	479,112
Northwest Pipe Company	1,687	60,361

53

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Construction & Engineering - 0.9% (Continued)
Quanta Services, Inc.	1,016	$34,625
Willdan Group, Inc.	5,309	69,654
		6,723,849
Electrical Equipment - 1.0%
Babcock & Wilcox Company (The)	1,576	45,074
China BAK Battery, Inc.	2,054	6,819
Energous Corporation	60,798	595,820
Franklin Electric Company, Inc.	22,973	857,812
FuelCell Energy, Inc.	705,014	1,424,128
General Cable Corporation	33,401	473,292
Global Power Equipment Group, Inc.	24,764	337,533
GrafTech International Ltd.	27,050	116,044
Hubbell, Inc. - Class B	78	8,846
Hydrogenics Corporation	41	726
II-VI, Inc.	20,546	277,166
Plug Power, Inc.	20,944	98,646
Polypore International, Inc.	23,819	1,046,130
Powell Industries, Inc.	4,427	201,561
Power Solutions International, Inc.	9,131	598,081
PowerSecure International, Inc.	33,669	376,083
Real Goods Solar, Inc. - Class A	97,924	78,839
Revolution Lighting Technologies, Inc.	546,797	945,959
SL Industries, Inc.	517	23,265
SolarCity Corporation	9	533
		7,512,357
Industrial Conglomerates - 0.0% (a)
Raven Industries, Inc.	11,658	295,530

Machinery - 1.8%
Accuride Corporation	78	376
Altra Industrial Motion Corporation	20,802	655,679
American Railcar Industries, Inc.	1,367	89,962
ARC Group Worldwide, Inc.	66,169	902,545
Briggs & Stratton Corporation	156,103	3,154,842
CLARCOR, Inc.	4,070	272,527
Colfax Corporation	238	12,942
Donaldson Company, Inc.	2,301	95,676
Dynamic Materials Corporation	31,265	569,336
Energy Recovery, Inc.	389,127	1,782,202
EnPro Industries, Inc.	5,941	383,373
ExOne Company (The)	74,887	1,839,974
Federal Signal Corporation	73	1,037
FreightCar America, Inc.	25,999	857,187
Gorman-Rupp Company (The)	2,285	72,526
Greenbrier Companies, Inc. (The)	2,988	186,869
Harsco Corporation	2,233	48,411
John Bean Technologies Corporation	1,743	52,238
Joy Global, Inc.	1,074	56,525
Lincoln Electric Holdings, Inc.	150	10,872
Manitex International, Inc.	57,253	654,402

54

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Machinery - 1.8% (Continued)
Meritor, Inc.	50,596	$581,348
Mueller Industries, Inc.	2,966	96,276
Nordson Corporation	206	15,769
Proto Labs, Inc.	3,414	223,173
Trinity Industries, Inc.	5,913	211,153
Twin Disc, Inc.	2,175	56,593
Valmont Industries, Inc.	1,009	137,396
WABCO Holdings, Inc.	353	34,375
Westport Innovations, Inc.	146,571	904,343
Woodward, Inc.	226	11,573
		13,971,500
Marine - 0.1%
Baltic Trading Ltd.	18,044	67,665
Dryships, Inc.	31,336	46,377
Navios Maritime Holdings, Inc.	36,441	214,638
Safe Bulkers, Inc.	1,920	10,253
Scorpio Bulkers, Inc.	44,019	215,253
		554,186
Professional Services - 0.7%
Advisory Board Company (The)	12,543	673,183
Barrett Business Services, Inc.	32,464	763,229
CTPartners Executive Search, Inc.	833	15,202
Franklin Covey Company	10	196
Hill International, Inc.	62,386	242,058
Insperity, Inc.	9,605	303,134
Odyssey Marine Exploration, Inc.	235,025	277,330
Paylocity Holding Corporation	25,004	612,598
Resources Connection, Inc.	26,315	407,093
RPX Corporation	28,726	403,600
Spherix, Inc.	405,564	498,844
Verisk Analytics, Inc. - Class A	1,972	122,954
WageWorks, Inc.	11,734	668,955
		4,988,376
Road & Rail - 0.6%
ArcBest Corporation	20,711	801,516
Con-Way, Inc.	22,206	963,074
Genesee & Wyoming, Inc. - Class A	267	25,685
Heartland Express, Inc.	8	201
Knight Transportation, Inc.	28,771	841,840
Landstar System, Inc.	6,297	466,041
Marten Transport Ltd.	4,747	93,136
Roadrunner Transportation Systems, Inc.	13,256	273,206
Student Transportation, Inc.	2,881	18,093
Universal Truckload Services, Inc.	22,350	588,252
USA Truck, Inc.	21,737	367,355
YRC Worldwide, Inc.	11,136	238,756
		4,677,155
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc.	78,556	2,173,644
DXP Enterprises, Inc.	11,457	759,484

55

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Trading Companies & Distributors - 1.1% (Continued)
Fastenal Company	2,864	$126,130
GATX Corporation	16,189	1,026,383
H&E Equipment Services, Inc.	1,841	68,835
Kaman Corporation	11,823	509,098
Stock Building Supply Holdings, Inc.	343	5,382
TAL International Group, Inc.	1,736	74,874
Textainer Group Holdings Ltd.	4,800	165,312
Titan Machinery, Inc.	232,618	3,200,824
Veritiv Corporation	2,024	91,303
		8,201,269
Information Technology - 13.2%
Communications Equipment - 1.2%
Alliance Fiber Optic Products, Inc.	3,250	41,957
Applied Optoelectronics, Inc.	46,967	758,047
Black Box Corporation	18,468	406,111
CalAmp Corporation	12,588	242,697
Calix, Inc.	34,096	368,578
DragonWave, Inc.	16,336	17,316
Echostar Corporation - Class A	1	47
Finisar Corporation	22,241	371,870
Harmonic, Inc.	28,782	191,976
Ixia	51,177	492,834
JDS Uniphase Corporation	7,793	104,894
Oplink Communications, Inc.	54,562	1,137,618
ORBCOMM, Inc.	122,325	773,094
Palo Alto Networks, Inc.	2,408	254,526
ParkerVision, Inc.	663	869
PCTEL, Inc.	1,439	11,080
Polycom, Inc.	179,243	2,344,498
Procera Networks, Inc.	50,900	381,241
ViaSat, Inc.	14,766	924,942
Westell Technologies, Inc. - Class A	4,952	6,636
		8,830,831
Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc.	13,813	1,176,453
Audience, Inc.	33,795	126,055
AVX Corporation	4,240	61,226
Clearfield, Inc.	92,557	1,358,737
Control4 Corporation	38,351	594,824
CUI Global, Inc.	22,041	180,295
Electro Scientific Industries, Inc.	57,518	408,378
Fabrinet	33,404	608,287
FARO Technologies, Inc.	9,580	536,480
Image Sensing Systems, Inc.	197,628	448,616
Insight Enterprises, Inc.	5,489	124,875
IPG Photonics Corporation	4,212	309,203
Knowles Corporation	21,850	425,201
Maxwell Technologies, Inc.	92,513	1,078,702
Mesa Laboratories, Inc.	12,159	928,583
Methode Electronics, Inc.	1,904	74,980

56

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Electronic Equipment, Instruments & Components - 1.9% (Continued)
MTS Systems Corporation	159	$10,496
Neonode, Inc.	245,610	525,605
RADA Electronics Industries Ltd.	127,097	321,555
Research Frontiers, Inc.	12,237	60,940
SuperCom Ltd.	7,917	99,358
SYNNEX Corporation	21,379	1,478,999
Tech Data Corporation	8,460	505,231
TTM Technologies, Inc.	111,184	768,281
Uni-Pixel, Inc.	121,014	609,911
Universal Display Corporation	61,108	1,911,458
Vishay Precision Group, Inc.	11,202	190,322
		14,923,051
Internet Software & Services - 2.8%
Aerohive Networks, Inc.	37,354	186,770
Angie's List, Inc.	370,070	2,579,388
Bazaarvoice, Inc.	62,253	463,785
Benefitfocus, Inc.	24,064	666,813
Blucora, Inc.	50,152	850,076
ChannelAdvisor Corporation	52,137	724,183
Chegg, Inc.	152,196	1,012,103
Cornerstone OnDemand, Inc.	24,012	870,915
Cvent, Inc.	48,838	1,266,858
Dealertrack Technologies, Inc.	3,738	175,873
Demandware, Inc.	8,751	524,622
E2open, Inc.	289,887	1,692,940
Endurance International Group Holdings, Inc.	5,552	92,274
Five9, Inc.	5,590	24,596
Internap Network Services Corporation	50,090	401,221
Limelight Networks, Inc.	38,495	93,928
LinkedIn Corporation - Class A	135	30,910
Liquidity Services, Inc.	22,331	285,390
LivePerson, Inc.	4,772	68,717
Marin Software, Inc.	28,322	253,482
Marketo, Inc.	4,206	135,728
MeetMe, Inc.	35,309	69,912
Millennial Media, Inc.	290,196	594,902
Monster Worldwide, Inc.	4,958	19,138
OPOWER, Inc.	31,296	568,335
Piksel, Inc. - Series A-2 (b)	346,880	0
QuinStreet, Inc.	30,792	124,708
RealNetworks, Inc.	24,451	168,712
Rocket Fuel, Inc.	130,862	2,044,064
SciQuest, Inc.	70,428	1,050,081
Shutterstock, Inc.	1,558	121,150
Spark Networks, Inc.	5,220	22,081
Support.com, Inc.	16,919	36,037
Textura Corporation	52,545	1,399,799
TrueCar, Inc.	39,437	662,542
Twitter, Inc.	4,335	179,772
Vistaprint N.V.	3,417	228,461

57

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Internet Software & Services - 2.8% (Continued)
Web.com Group, Inc.	33,952	$697,034
WebMD Health Corporation	14,186	605,458
Wix.com Ltd.	2,410	40,946
Xoom Corporation	6,417	96,897
Zillow, Inc. - Class A	1,909	207,566
		21,338,167
IT Services - 0.9%
Cardtronics, Inc.	45,861	1,760,604
Cass Information Systems, Inc.	7,349	349,371
CGI Group, Inc. - Class A	1,485	51,010
CIBER, Inc.	36,579	119,613
Computer Task Group, Inc.	7,770	68,376
CSG Systems International, Inc.	14,844	393,514
FleetCor Technologies, Inc.	507	76,334
Forrester Research, Inc.	2,018	81,285
Global Payments, Inc.	1,508	121,394
Jack Henry & Associates, Inc.	1,477	88,354
Lionbridge Technologies, Inc.	17,890	86,409
MAXIMUS, Inc.	1,687	81,752
ModusLink Global Solutions, Inc.	46,057	161,199
NeuStar, Inc. - Class A	12,293	324,658
Sabre Corporation	9,138	157,174
ServiceSource International, Inc.	400,535	1,530,044
Teradata Corporation	2,808	118,835
Unisys Corporation	23,290	597,156
Vantiv, Inc. - Class A	973	30,085
Virtusa Corporation	17,605	721,453
Western Union Company (The)	2,371	40,212
WidePoint Corporation	25,940	40,466
		6,999,298
Semiconductors & Semiconductor Equipment - 2.3%
Ambarella, Inc.	35,681	1,580,312
Amtech Systems, Inc.	1,576	16,595
Ascent Solar Technologies, Inc.	15,839	27,877
Camtek Ltd.	111,601	369,399
CEVA, Inc.	66,878	1,090,111
Cirrus Logic, Inc.	55,304	1,067,367
Cree, Inc.	2,560	80,589
Entegris, Inc.	75,446	1,024,557
Entropic Communications, Inc.	218,256	545,640
Exar Corporation	120,042	1,146,401
EZchip Semiconductor Ltd.	5,282	112,137
FormFactor, Inc.	32,304	257,463
Kopin Corporation	62,047	235,779
MaxLinear, Inc. - Class A	5,054	35,833
Microchip Technology, Inc.	3,880	167,267
Microsemi Corporation	2,452	63,924
MKS Instruments, Inc.	2,796	101,774
Montage Technology Group Ltd.	9,932	219,497
Nanometrics, Inc.	20,406	276,297

58

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Semiconductors & Semiconductor Equipment - 2.3% (Continued)
NVE Corporation	343	$24,586
Photronics, Inc.	250,260	2,249,837
Pixelworks, Inc.	34,016	153,752
QuickLogic Corporation	702,040	2,021,875
Rambus, Inc.	9,148	104,745
Rubicon Technology, Inc.	138,987	615,712
Rudolph Technologies, Inc.	108,099	949,109
Silicon Image, Inc.	7,945	42,585
Spansion, Inc. - Class A	475	9,776
SunEdison, Inc.	15,877	309,760
SunPower Corporation	3,350	106,664
Ultratech, Inc.	21,521	411,697
Veeco Instruments, Inc.	52,855	1,902,252
		17,321,169
Software - 3.3%
Actuate Corporation	26,660	114,371
Allot Communications Ltd.	864	9,867
Amdocs Ltd.	322	15,308
American Software, Inc. - Class A	3,329	32,158
ANSYS, Inc.	186	14,612
Blackbaud, Inc.	5,180	230,510
Bottomline Technologies, Inc.	13,190	330,937
Brady Corporation - Class A	14,152	337,384
Comverse, Inc.	4,068	88,682
Concur Technologies, Inc.	827	106,121
Covisint Corporation	11,393	32,926
Datawatch Corporation	52,774	583,153
Digimarc Corporation	28,545	827,519
Ebix, Inc.	64,736	954,856
FactSet Research Systems, Inc.	284	37,329
FireEye, Inc.	9,467	321,783
Fleetmatics Group plc	52,548	1,951,633
Gigamon, Inc.	92,634	1,383,952
Glu Mobile, Inc.	348	1,347
Interactive Intelligence Group, Inc.	50,136	2,419,563
King Digital Entertainment plc	53,898	614,437
Magic Software Enterprises Ltd.	1,707	11,932
Mandalay Digital Group, Inc.	154,281	590,896
Mentor Graphics Corporation	151	3,200
Mobileye N.V.	5,682	295,521
Netscout Systems, Inc.	7,674	282,864
NetSuite, Inc.	374	40,639
NQ Mobile, Inc. - ADR	91,131	666,168
Park City Group, Inc.	33,215	279,670
PROS Holdings, Inc.	63,065	1,764,559
Qlik Technologies, Inc.	27,051	766,896
Rally Software Development Corporation	55,567	567,895
RealPage, Inc.	9,573	190,215
Rosetta Stone, Inc.	41,500	397,155
ServiceNow, Inc.	640	43,475

59

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Software - 3.3% (Continued)
Silver Spring Networks, Inc.	955	$9,149
Splunk, Inc.	4,895	323,462
Tableau Software, Inc. - Class A	4,631	382,474
Take-Two Interactive Software, Inc.	58,451	1,546,029
Tangoe, Inc.	91,088	1,336,261
TeleNav, Inc.	94,745	684,059
TIBCO Software, Inc.	5,271	123,183
TubeMogul, Inc.	14,540	225,951
VirnetX Holding Corporation	746,863	4,384,086
VMware, Inc. - Class A	421	35,183
Workday, Inc. - Class A	1,685	160,884
		25,520,254
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corporation	24,394	922,093
Cray, Inc.	72,772	2,522,277
Diebold, Inc.	36,158	1,281,078
Dot Hill Systems Corporation	84,476	333,680
Immersion Corporation	834	7,022
Intevac, Inc.	33,959	251,297
Lexmark International, Inc. - Class A	5,372	231,856
Nimble Storage, Inc.	2,653	72,586
Quantum Corporation	146,541	187,572
Stratasys Ltd.	2,421	291,392
Synaptics, Inc.	1,853	126,801
Violin Memory, Inc.	10,341	50,050
		6,277,704
Materials - 4.3%
Chemicals - 1.4%
American Vanguard Corporation	97,880	1,129,535
Balchem Corporation	18,444	1,193,327
Calgon Carbon Corporation	15,019	315,850
CF Industries Holdings, Inc.	170	44,200
Chemtura Corporation	40,857	951,560
China Green Agriculture, Inc.	202,639	415,410
Clean Diesel Technologies, Inc.	22	69
Ferro Corporation	7,494	98,321
FMC Corporation	507	29,076
FutureFuel Corporation	38,607	514,245
Gulf Resources, Inc.	5,559	7,449
Hawkins, Inc.	3,753	144,528
Innospec, Inc.	8	323
Intrepid Potash, Inc.	16,994	228,569
Israel Chemicals Ltd.	3,962	26,744
Kraton Performance Polymers, Inc.	2,219	39,698
Landec Corporation	19,520	245,757
Monsanto Company	1,375	158,180
NewMarket Corporation	30	11,640
Olin Corporation	64,443	1,562,098
Platform Specialty Products Corporation	520	13,520
Rayonier Advanced Materials, Inc.	107,614	3,070,227

60

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Chemicals - 1.4% (Continued)
Senomyx, Inc.	50,141	$397,117
Sensient Technologies Corporation	2,349	139,014
Stepan Company	982	43,483
		10,779,940
Construction Materials - 0.0% (a)
Headwaters, Inc.	6,079	77,203
RPM International, Inc.	315	14,270
		91,473
Containers & Packaging - 0.1%
AEP Industries, Inc.	615	28,284
AptarGroup, Inc.	1,020	63,485
Bemis Company, Inc.	5,342	205,507
Berry Plastics Group, Inc.	9,973	259,497
Myers Industries, Inc.	13,845	206,844
Silgan Holdings, Inc.	3,194	157,017
		920,634
Metals & Mining - 2.1%
A.M. Castle & Company	221,393	1,627,238
AK Steel Holding Corporation	166,637	1,261,442
Allied Nevada Gold Corporation	1,314,284	1,826,855
Carpenter Technology Corporation	10,421	521,571
Cliffs Natural Resources, Inc.	1,264	14,195
Commercial Metals Company	42,156	728,877
Compass Minerals International, Inc.	2,556	218,998
First Majestic Silver Corporation	743	3,812
Goldcorp, Inc.	125	2,347
Great Northern Iron Ore Properties	3,094	62,220
Haynes International, Inc.	709	32,961
Horsehead Holding Corporation	6,631	104,173
IAMGOLD Corporation	7,240	13,684
Kaiser Aluminum Corporation	10,732	746,411
Kinross Gold Corporation	575	1,236
Molycorp, Inc.	2,286,659	3,155,589
NN, Inc.	11,234	280,850
NovaGold Resources, Inc.	52,051	128,566
Olympic Steel, Inc.	6,322	127,199
Primero Mining Corporation	1,185	4,053
Sandstorm Gold Ltd.	6,194	17,901
Seabridge Gold, Inc.	11,320	72,448
Silvercorp Metals, Inc.	4,749	5,699
SinoCoking Coal and Coke Chemical Industries, Inc.	165,283	456,181
Stillwater Mining Company	18,483	242,682
Tanzanian Royalty Exploration Corporation	61,692	77,115
Taseko Mines Ltd.	16,233	21,428
Teck Resources Ltd. - Class B	486	7,669
Universal Stainless & Alloy Products, Inc.	1,209	31,083
Walter Energy, Inc.	1,564,455	3,770,336
Yamana Gold, Inc.	301	1,198
		15,566,017

61

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Paper & Forest Products - 0.7%
Deltic Timber Corporation	14,036	$913,603
Louisiana-Pacific Corporation	96,397	1,407,396
P.H. Glatfelter Company	47,859	1,207,483
Verso Paper Corporation	80,880	234,552
Wausau Paper Corporation	176,040	1,741,036
		5,504,070
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.8%
8x8, Inc.	81,580	641,219
Cogent Communications Holdings, Inc.	1,488	50,503
Consolidated Communications Holdings, Inc.	10,987	284,563
Fairpoint Communications, Inc.	45,046	747,764
Globalstar, Inc.	844,434	2,001,309
Hawaiian Telcom Holdco, Inc.	4,411	118,656
inContact, Inc.	105,186	936,155
Lumos Networks Corporation	7,571	130,221
magicJack VocalTec Ltd.	95,131	884,718
Premiere Global Services, Inc.	30,654	320,947
Straight Path Communications, Inc. - Class B	89	1,922
		6,117,977
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	69,132	908,395
SBA Communications Corporation - Class A	355	39,877
Sprint Corporation	11,112	65,894
United States Cellular Corporation	19,667	716,272
		1,730,438
Utilities - 0.9%
Electric Utilities - 0.3%
ALLETE, Inc.	190	9,926
Empire District Electric Company (The)	1,207	34,327
Great Plains Energy, Inc.	4,785	128,860
Hawaiian Electric Industries, Inc.	7,320	206,131
ITC Holdings Corporation	5,145	203,794
NextEra Energy, Inc.	295	29,565
NRG Yield, Inc. - Class A	27,259	1,362,132
Otter Tail Corporation	965	29,915
Pinnacle West Capital Corporation	1,295	79,604
PNM Resources, Inc.	1,686	48,641
TerraForm Power, Inc. - Class A	3,185	90,645
Westar Energy, Inc.	5,298	200,317
		2,423,857
Gas Utilities - 0.4%
Ferrellgas Partners, L.P.	3,287	88,716
Laclede Group, Inc. (The)	11,908	604,569
Northwest Natural Gas Company	34,045	1,597,732
Piedmont Natural Gas Company, Inc.	10,600	402,906
South Jersey Industries, Inc.	866	50,783
WGL Holdings, Inc.	208	9,776
		2,754,482

62

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 71.3% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Independent Power and Renewable Electricity Producers - 0.0% (a)
Dynegy, Inc.	1,272	$38,796
NextEra Energy Partners, L.P.	2,909	106,353
NRG Energy, Inc.	1,342	40,233
		185,382
Multi-Utilities - 0.1%
Black Hills Corporation	3,413	186,793
Consolidated Edison, Inc.	541	34,278
Dominion Resources, Inc.	2,024	144,311
Just Energy Group, Inc.	54,242	264,159
NorthWestern Corporation	4,939	260,977
Public Service Enterprise Group, Inc.	793	32,759
Wisconsin Energy Corporation	625	31,037
		954,314
Water Utilities - 0.1%
Aqua America, Inc.	1,923	50,382
Cadiz, Inc.	78,759	784,440
		834,822

Total Common Stocks (Proceeds $639,288,736)		$547,951,902

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Stanley Black & Decker, Inc., 6.25% (Proceeds $71,509)	650	$75,420

OTHER INVESTMENTS - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $102,861)	4,441	$99,967

RIGHTS - 0.0% (a)	Shares	Value
CHC Group Ltd. (b)	31,463	$0
Sears Holdings Corporation	49,177	1,180
Total Rights (Proceeds $21,662)		$1,180

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$165,375
Eagle Bulk Shipping, Inc.	4,804	12,250
Magnum Hunter Resources Corporation (b)	15,689	0
Total Warrants (Proceeds $550,700)		$177,625

63

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

CORPORATE BONDS - 0.0% (a)	Par Value	Value
Central European Media Enterprises Ltd., 15.00%, due 12/1/2017 (Proceeds $0)	$12,500	$13,394

Total Securities Sold Short – 71.3% (Proceeds $640,035,468)		$548,319,488

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $(861,676) at October 31, 2014, representing (0.1)% of net assets (Note 2).

See accompanying notes to financial statements.

64

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2014

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2014	612	$9,620,640	$906,725
CBOE Volatility Index (VIX) Future	12/16/2014	601	9,634,030	842,008
E-Mini S&P 500 Future	12/19/2014	965	96,982,500	(4,026,333)

Total Futures Contracts Sold Short			$116,237,170	$(2,277,600)

See accompanying notes to financial statements.

65

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2014

COMMON STOCKS - 97.6%	Shares	Value
Consumer Discretionary - 15.0%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	11,009	$212,804
Drew Industries, Inc.	3,368	161,866
Gentherm, Inc. (a)	5,937	247,573
Modine Manufacturing Company (a)	1,753	22,491
Shiloh Industries, Inc. (a)	9,154	155,984
Standard Motor Products, Inc.	2,346	92,714
STRATTEC Security Corporation	539	55,905
Tower International, Inc. (a)	18,833	457,642
		1,406,979
Automobiles - 0.2%
Thor Industries, Inc.	3,634	192,202

Distributors - 0.4%
Core-Mark Holding Company, Inc.	6,919	401,509

Diversified Consumer Services - 1.4%
Ascent Capital Group, Inc. - Class A (a)	859	55,234
Carriage Services, Inc.	1,252	24,990
Grand Canyon Education, Inc. (a)	9,252	443,171
Liberty Tax, Inc. (a)	5,715	216,541
Regis Corporation	21,230	360,485
Sotheby's	4,948	196,238
Steiner Leisure Ltd. (a)	2,435	102,708
		1,399,367
Hotels, Restaurants & Leisure - 3.7%
Bloomin' Brands, Inc. (a)	4,453	84,206
Boyd Gaming Corporation (a)	32,764	378,424
Bravo Brio Restaurant Group, Inc. (a)	332	4,605
Churchill Downs, Inc.	5	510
ClubCorp Holdings, Inc.	12,839	244,711
Denny's Corporation (a)	20,425	176,063
DineEquity, Inc.	3,127	278,178
Einstein Noah Restaurant Group, Inc.	14,419	291,985
Jack in the Box, Inc.	5,554	394,556
Marcus Corporation	8,729	149,528
Marriott Vacations Worldwide Corporation	5,388	374,143
Multimedia Games Holding Company, Inc. (a)	954	33,295
Nathan's Famous, Inc. (a)	1,441	103,579
Papa John's International, Inc.	6,154	287,761
Popeyes Louisiana Kitchen, Inc. (a)	5,673	262,944
Ruby Tuesday, Inc. (a)	11,185	85,901
Scientific Games Corporation - Class A (a)	19,315	227,338
SeaWorld Entertainment, Inc.	6,277	120,769
Speedway Motorsports, Inc.	5,236	102,468
		3,600,964
Household Durables - 0.8%
Bassett Furniture Industries, Inc.	1,204	20,926
Flexsteel Industries, Inc.	375	12,866
Helen of Troy Ltd. (a)	4,027	249,070

66

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Discretionary - 15.0%(Continued)
Household Durables - 0.8%(Continued)
Lifetime Brands, Inc.	26	$445
Universal Electronics, Inc. (a)	3,318	188,761
ZAGG, Inc. (a)	51,175	343,896
		815,964
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.COM, Inc. - Class A (a)	20,816	167,152
Blue Nile, Inc. (a)	18	639
Lands' End, Inc. (a)	4,627	219,644
Liberty TripAdvisor Holdings, Inc. - Series A (a)	634	20,022
Liberty Ventures - Series A (a)	5,460	191,646
Orbitz Worldwide, Inc. (a)	28,862	238,689
Overstock.com, Inc. (a)	5,227	120,848
		958,640
Leisure Products - 0.7%
Arctic Cat, Inc.	3,457	116,363
Callaway Golf Company	17,424	136,604
Johnson Outdoors, Inc. - Class A	9	270
Malibu Boats, Inc. - Class A (a)	9,690	180,815
Nautilus, Inc. (a)	17,844	238,753
		672,805
Media - 1.9%
AMC Entertainment Holdings, Inc. - Class A	7,365	187,071
Clear Channel Outdoor Holdings, Inc. - Class A	3,583	26,013
Dex Media, Inc. (a)	7,569	58,962
Entravision Communications Corporation - Class A	20,682	106,719
Eros International plc (a)	15,110	278,931
Global Sources Ltd. (a)	77	564
Harte-Hanks, Inc.	27,331	177,925
Journal Communications, Inc. - Class A (a)	24,860	243,877
McClatchy Company (The) - Class A (a)	34,255	121,948
MDC Partners, Inc. - Class A	8,865	183,505
Meredith Corporation	6,280	327,439
Morningstar, Inc.	77	5,255
Nexstar Broadcasting Group, Inc. - Class A	1,780	80,314
		1,798,523
Multiline Retail - 0.1%
Big Lots, Inc.	2,161	98,650

Specialty Retail - 3.0%
Aéropostale, Inc. (a)	49,129	147,878
ANN, Inc. (a)	4,957	190,299
Asbury Automotive Group, Inc. (a)	1,745	122,220
Ascena Retail Group, Inc. (a)	1,606	19,995
Build-A-Bear Workshop, Inc. (a)	1,930	32,714
Chico's FAS, Inc.	410	6,183
Christopher & Banks Corporation (a)	28,942	188,991
CST Brands, Inc.	2,428	92,871
Destination XL Group, Inc. (a)	67	351
DSW, Inc. - Class A	2,481	73,562

67

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Discretionary - 15.0%(Continued)
Specialty Retail - 3.0%(Continued)
Finish Line, Inc. (The) - Class A	25	$662
Five Below, Inc. (a)	1,246	49,678
Group 1 Automotive, Inc.	1,010	86,284
Haverty Furniture Companies, Inc.	2,787	61,342
Lithia Motors, Inc. - Class A	716	55,576
MarineMax, Inc. (a)	9,243	177,188
Mattress Firm Holding Corporation (a)	2,949	186,347
Murphy USA, Inc. (a)	2,790	159,867
New York & Company, Inc. (a)	26,478	86,583
Outerwall, Inc. (a)	849	53,716
Pep Boys - Manny, Moe & Jack (The) (a)	8,346	79,537
Sears Hometown and Outlet Stores, Inc. (a)	4,569	68,718
Select Comfort Corporation (a)	13,276	341,060
Sonic Automotive, Inc. - Class A	12,944	322,176
Stein Mart, Inc.	18	241
Winmark Corporation	1,724	141,851
Zumiez, Inc. (a)	6,425	214,467
		2,960,357
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Company	1,516	58,427
Perry Ellis International, Inc. (a)	6,465	132,209
Quiksilver, Inc. (a)	61,852	108,241
Unifi, Inc. (a)	1,504	42,067
		340,944
Consumer Staples - 2.9%
Beverages - 0.6%
Coca-Cola Bottling Company Consolidated	3,233	292,393
MGP Ingredients, Inc.	13,407	165,576
National Beverage Corporation (a)	6,266	157,402
		615,371
Food & Staples Retailing - 0.3%
Pantry, Inc. (The) (a)	6,634	170,958
Roundy's, Inc.	11,891	40,073
SpartanNash Company	2,189	49,055
		260,086
Food Products - 1.9%
Calavo Growers, Inc.	1,645	79,848
Cal-Maine Foods, Inc.	6,331	555,798
Chiquita Brands International, Inc. (a)	32,602	470,447
Farmer Brothers Company (a)	2,716	79,199
Fresh Del Monte Produce, Inc.	10,895	349,838
John B. Sanfilippo & Son, Inc.	7,399	274,873
Limoneira Company	713	18,296
Omega Protein Corporation (a)	2,023	29,232
Seneca Foods Corporation - Class A (a)	869	23,359
		1,880,890
Household Products - 0.1%
Central Garden & Pet Company - Class A (a)	4,133	35,502
Harbinger Group, Inc. (a)	4,901	64,399

68

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 2.9%(Continued)
Household Products - 0.1%(Continued)
WD-40 Company	64	$4,907
		104,808
Tobacco - 0.0%(b)
Alliance One International, Inc. (a)	218	443

Energy - 2.4%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (a)	80	3,252
Bolt Technology Corporation	11,789	258,533
Dawson Geophysical Company	30	510
Enservco Corporation (a)	267	769
Forum Energy Technologies, Inc. (a)	1,429	39,012
Helix Energy Solutions Group, Inc. (a)	6,437	171,481
Pioneer Energy Services Corporation (a)	7,671	70,420
Willbros Group, Inc. (a)	26,801	157,322
		701,299
Oil, Gas & Consumable Fuels - 1.7%
Apco Oil and Gas International, Inc. (a)	3,403	48,765
Clayton Williams Energy, Inc. (a)	2,370	197,042
Delek US Holdings, Inc.	4,146	140,508
DHT Holdings, Inc.	67	446
Endeavour International Corporation (a)	216	5
Nordic American Offshore Ltd.	59	944
Pacific Ethanol, Inc. (a)	15,490	218,564
Panhandle Oil & Gas, Inc. - Class A	2,442	50,208
Penn Virginia Corporation (a)	23,907	204,883
REX American Resources Corporation (a)	1,859	135,261
Seventy Seven Energy, Inc. (a)	18,964	247,859
Synergy Resources Corporation (a)	16,578	202,086
Warren Resources, Inc. (a)	52,475	181,563
		1,628,134
Financials - 19.2%
Banks - 3.6%
1st Source Corporation	1,139	35,639
Associated Banc-Corp	7,066	132,841
Bancorp, Inc. (The) (a)	15,778	149,260
Bank of Kentucky Financial Corporation	4,772	223,854
C&F Financial Corporation	68	2,335
Cascade Bancorp (a)	70	358
Central Pacific Financial Corporation	14,556	275,108
Columbia Banking System, Inc.	3,657	101,591
ConnectOne Bancorp, Inc.	1,422	26,307
Farmers Capital Bank Corporation (a)	33	740
Financial Institutions, Inc.	18	453
First BanCorp (Puerto Rico) (a)	78,143	407,125
First Horizon National Corporation	8,159	104,928
First Interstate BancSystem, Inc. - Class A	11,687	342,897
First Niagara Financial Group, Inc.	25,076	187,819
Great Southern Bancorp, Inc.	1,100	41,811
Heartland Financial USA, Inc.	1,926	51,232
69

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 19.2%(Continued)
Banks - 3.6%(Continued)
Heritage Financial Corporation	16	$281
Intervest Bancshares Corporation	2,989	29,143
MB Financial, Inc.	3,100	97,805
National Bank Holdings Corporation - Class A	8,072	158,130
OFG Bancorp	3,326	51,786
Preferred Bank	1,181	31,391
PrivateBancorp, Inc.	2,194	70,910
Renasant Corporation	895	26,984
Seacoast Banking Corporation of Florida (a)	17,834	227,562
State Bank Financial Corporation	3,787	67,863
Stock Yards Bancorp, Inc.	804	26,757
Talmer Bancorp, Inc. - Class A	12,313	172,136
Tristate Capital Holdings, Inc. (a)	6,420	62,595
UMB Financial Corporation	2,500	148,950
Wilshire Bancorp, Inc.	25,980	257,202
		3,513,793
Capital Markets - 1.8%
Arlington Asset Investment Corporation - Class A	6,133	167,922
BGC Partners, Inc. - Class A	33,176	281,332
Calamos Asset Management, Inc. - Class A	6,531	89,475
Evercore Partners, Inc. - Class A	3,710	192,067
FBR & Company (a)	973	23,488
GAMCO Investors, Inc. - Class A	1,479	122,195
GFI Group, Inc.	42,496	233,728
HFF, Inc. - Class A	5,863	184,567
Janus Capital Group, Inc.	13,034	195,380
Manning & Napier, Inc.	3,797	60,144
Oppenheimer Holdings, Inc. - Class A	3,929	96,457
Piper Jaffray Companies, Inc. (a)	2,614	147,586
Pzena Investment Management, Inc. - Class A	12	121
Safeguard Scientifics, Inc. (a)	13	259
		1,794,721
Consumer Finance - 0.7%
Cash America International, Inc.	5,896	289,789
Credit Acceptance Corporation (a)	40	5,902
Nelnet, Inc. - Class A	6,261	297,961
Regional Management Corporation (a)	1,960	22,854
World Acceptance Corporation (a)	647	46,364
		662,870
Diversified Financial Services - 0.0%(b)
Consumer Portfolio Services, Inc. (a)	4,577	32,313
Marlin Business Services Corporation	19	402
		32,715
Insurance - 6.1%
Ambac Financial Group, Inc. (a)	1,235	28,257
American Equity Investment Life Holding Company	8,973	231,593
AMERISAFE, Inc.	6,156	256,705
Aspen Insurance Holdings Ltd.	6,253	272,818
EMC Insurance Group, Inc.	2,447	78,402
Employers Holdings, Inc.	5,239	106,823

70

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 19.2%(Continued)
Insurance - 6.1%(Continued)
Endurance Specialty Holdings Ltd.	4,294	$248,837
Federated National Holding Company	7,958	266,275
Fidelity & Guaranty Life	7,416	176,130
FNFV Group (a)	16,124	216,707
Fortega Financial Corporation (a)	227	2,243
Hanover Insurance Group, Inc. (The)	8,715	583,382
Horace Mann Educators Corporation	8,512	258,850
Kansas City Life Insurance Company	4,369	216,833
Maiden Holdings Ltd.	5,657	67,601
Mercury General Corporation	8,190	435,053
Montpelier Re Holdings Ltd.	3,909	129,544
National General Holdings Corporation	9,126	171,113
Navigators Group, Inc. (The) (a)	5,297	360,673
OneBeacon Insurance Group Ltd. - Class A	16,761	267,003
ProAssurance Corporation	6,194	289,755
Safety Insurance Group, Inc.	4,591	286,387
Selective Insurance Group, Inc.	2,669	68,914
StanCorp Financial Group, Inc.	8,708	605,728
Stewart Information Services Corporation	5,832	205,986
United Insurance Holdings Corporation	500	9,800
Universal Insurance Holdings, Inc.	5,762	100,835
		5,942,247
Real Estate Investment Trusts (REIT) - 5.9%
Agree Realty Corporation	348	10,652
American Homes 4 Rent - Class A	1,916	33,587
American Realty Capital Properties, Inc.	6,765	60,006
American Tower Corporation	489	47,677
Apartment Investment & Management Company - Class A	4,439	158,872
Associated Estates Realty Corporation	2,922	57,067
BioMed Realty Trust, Inc.	5,730	124,456
Bluerock Residential Growth REIT, Inc.	2,165	26,521
Boston Properties, Inc.	696	88,218
Brandywine Realty Trust	15,400	237,622
Brixmor Property Group, Inc.	7,400	180,264
Camden Property Trust	425	32,585
CBL & Associates Properties, Inc.	300	5,739
Cedar Realty Trust, Inc.	28,912	198,915
Chambers Street Properties	2,643	21,699
CoreSite Realty Corporation	2,075	76,816
Cousins Properties, Inc.	16,755	217,983
CyrusOne, Inc.	7,543	205,999
DDR Corporation	5,379	97,575
Digital Realty Trust, Inc.	3,586	247,398
Duke Realty Corporation	1,832	34,735
DuPont Fabros Technology, Inc.	4,832	149,647
Equity Commonwealth	9,750	260,422
Excel Trust, Inc.	12,985	168,805
First Industrial Realty Trust, Inc.	3,094	60,426
First Potomac Realty Trust	2,860	35,750

71

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 19.2%(Continued)
Real Estate Investment Trusts (REIT) - 5.9%(Continued)
Franklin Street Properties Corporation	16,654	$199,681
Geo Group, Inc. (The)	4,315	172,341
Getty Realty Corporation	9,653	179,642
Gladstone Commercial Corporation	2,486	44,997
Government Properties Income Trust	1,345	30,693
Granite Real Estate Investment Trust	3,203	115,500
Home Properties, Inc.	138	8,875
Hudson Pacific Properties, Inc.	268	7,319
Independence Realty Trust, Inc.	1,967	19,336
Inland Real Estate Corporation	2	21
Investors Real Estate Trust	11,510	96,684
Lexington Realty Trust	15,794	173,102
Liberty Property Trust	4,865	169,156
LTC Properties, Inc.	7	294
Mid-America Apartment Communities, Inc.	1,106	78,150
One Liberty Properties, Inc.	3,787	86,684
Pennsylvania Real Estate Investment Trust	2,939	62,983
Preferred Apartment Communities, Inc. - Class A	4,116	34,986
PS Business Parks, Inc.	679	57,185
Ramco-Gershenson Properties Trust	5,196	90,826
Retail Properties of America, Inc. - Class A	10,447	163,913
Rouse Properties, Inc.	1,995	36,329
Saul Centers, Inc.	3,547	194,908
Senior Housing Properties Trust	6,130	138,477
SL Green Realty Corporation	35	4,050
Spirit Realty Capital, Inc.	23,107	274,973
Tanger Factory Outlet Centers, Inc.	115	4,114
Taubman Centers, Inc.	321	24,412
Terreno Realty Corporation	11,855	249,666
UDR, Inc.	946	28,598
Urstadt Biddle Properties, Inc. - Class A	1,404	30,369
Vornado Realty Trust	151	16,531
Washington Real Estate Investment Trust	5,095	143,985
		5,778,216
Real Estate Management & Development - 0.0%(b)
Forestar Group, Inc. (a)	191	3,333

Thrifts & Mortgage Finance - 1.1%
Bank Mutual Corporation	19,010	125,276
Federal Agricultural Mortgage Corporation - Class C	1,549	51,582
First Defiance Financial Corporation	926	28,363
Meridian Bancorp, Inc. (a)	26,274	297,947
OceanFirst Financial Corporation	3,398	56,305
Provident Financial Services, Inc.	15,630	284,935
Walker & Dunlop, Inc. (a)	15,625	251,719
WSFS Financial Corporation	9	708
		1,096,835
Health Care - 19.7%
Biotechnology - 5.3%
Acorda Therapeutics, Inc. (a)	9,704	337,893

72

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 19.7%(Continued)
Biotechnology - 5.3%(Continued)
AMAG Pharmaceuticals, Inc. (a)	2,669	$88,104
Ambit Biosciences Corporation (a)	11,179	174,616
Amicus Therapeutics, Inc. (a)	72,075	418,035
Auspex Pharmaceuticals, Inc. (a)	6,347	172,004
BioSpecifics Technologies Corporation (a)	9,245	370,909
bluebird bio, Inc. (a)	3,613	151,710
Concert Pharmaceuticals, Inc. (a)	7,491	109,593
Coronado Biosciences, Inc. (a)	1	2
Dicerna Pharmaceuticals, Inc. (a)	14,225	133,288
Durata Therapeutics, Inc. (a)	10,918	262,360
Dyax Corporation (a)	19,531	241,598
Emergent BioSolutions, Inc. (a)	6,263	141,669
Enanta Pharmaceuticals, Inc. (a)	7,711	331,573
Epizyme, Inc. (a)	4,641	123,126
Esperion Therapeutics, Inc. (a)	9,757	285,392
Genomic Health, Inc. (a)	2,610	94,847
Harvard Apparatus Regenerative Technology, Inc. (a)	1	2
Heron Therapeutics, Inc. (a)	64	565
Hyperion Therapeutics, Inc. (a)	1,026	24,932
La Jolla Pharmaceutical Company (a)	12,947	142,288
MacroGenics, Inc. (a)	8,504	181,050
MiMedx Group, Inc. (a)	12,132	123,504
Nanosphere, Inc. (a)	100	44
Neuralstem, Inc. (a)	17,059	46,912
NPS Pharmaceuticals, Inc. (a)	5,291	144,973
Oncothyreon, Inc. (a)	21,176	38,117
Ophthotech Corporation (a)	2,603	108,597
Portola Pharmaceuticals, Inc. (a)	4,088	116,508
Progenics Pharmaceuticals, Inc. (a)	27,053	130,666
Receptos, Inc. (a)	2,843	294,677
Rigel Pharmaceuticals, Inc. (a)	4,845	9,593
SciClone Pharmaceuticals, Inc. (a)	27,557	210,535
Sorrento Therapeutics, Inc. (a)	134	565
Spectrum Pharmaceuticals, Inc. (a)	26,075	197,649
		5,207,896
Health Care Equipment & Supplies - 6.4%
AngioDynamics, Inc. (a)	19,962	339,354
Cantel Medical Corporation	10,484	444,522
CONMED Corporation	401	16,838
CryoLife, Inc.	2,006	20,582
Cynosure, Inc. - Class A (a)	9,885	249,992
Exactech, Inc. (a)	12,677	270,020
Globus Medical, Inc. - Class A (a)	10,049	222,786
Greatbatch, Inc. (a)	11,115	557,862
HeartWare International, Inc. (a)	2,229	171,900
Hill-Rom Holdings, Inc.	8,593	382,217
ICU Medical, Inc. (a)	1,001	70,971
Inogen, Inc. (a)	8,441	199,292
Invacare Corporation	10,571	166,070
LDR Holding Corporation (a)	6,463	222,586

73

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 19.7%(Continued)
Health Care Equipment & Supplies - 6.4%(Continued)
Masimo Corporation (a)	14,895	$375,950
Merit Medical Systems, Inc. (a)	9,669	146,485
Natus Medical, Inc. (a)	16,547	562,598
Neogen Corporation (a)	3,925	172,307
NuVasive, Inc. (a)	7,550	308,795
OraSure Technologies, Inc. (a)	33,422	299,127
Symmetry Medical, Inc. (a)	39,780	393,822
Thoratec Corporation (a)	4,436	120,570
Tornier N.V. (a)	6,178	172,675
Vascular Solutions, Inc. (a)	10,103	297,129
Volcano Corporation (a)	10,158	102,799
		6,287,249
Health Care Providers & Services - 4.3%
Addus HomeCare Corporation (a)	324	6,438
Air Methods Corporation (a)	393	18,561
Alliance Healthcare Services, Inc. (a)	5,993	144,611
Almost Family, Inc. (a)	9,060	266,726
Amedisys, Inc. (a)	3,304	86,234
AMN Healthcare Services, Inc. (a)	17,438	299,062
BioTelemetry, Inc. (a)	2,146	18,005
CorVel Corporation (a)	2,799	96,342
Cross Country Healthcare, Inc. (a)	698	6,750
Ensign Group, Inc. (The)	8,143	315,297
Five Star Quality Care, Inc. (a)	3,527	14,566
Gentiva Health Services, Inc. (a)	22,263	438,581
Landauer, Inc.	945	33,821
LHC Group, Inc. (a)	714	17,386
Magellan Health, Inc. (a)	8,068	488,275
Molina Healthcare, Inc. (a)	3,998	194,463
Providence Service Corporation (The) (a)	5,219	230,575
RadNet, Inc. (a)	57,340	533,262
Select Medical Holdings Corporation	16,149	232,869
Surgical Care Affiliates, Inc. (a)	4,757	145,945
Triple-S Management Corporation - Class B (a)	11,263	249,363
U.S. Physical Therapy, Inc.	4,619	199,310
Universal American Corporation (a)	4,527	42,192
WellCare Health Plans, Inc. (a)	1,316	89,317
		4,167,951
Health Care Technology - 1.3%
HealthStream, Inc. (a)	5,871	181,766
MedAssets, Inc. (a)	19,163	415,071
Omnicell, Inc. (a)	16,219	524,036
Quality Systems, Inc.	8,763	132,409
		1,253,282
Life Sciences Tools & Services - 0.6%
Cambrex Corporation (a)	1,079	22,745
Charles River Laboratories International, Inc. (a)	4,424	279,420
Enzo Biochem, Inc. (a)	47,765	249,333
Harvard Bioscience, Inc. (a)	123	591

74

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 19.7%(Continued)
Life Sciences Tools & Services - 0.6%(Continued)
NeoGenomics, Inc. (a)	231	$1,305
		553,394
Pharmaceuticals - 1.8%
ANI Pharmaceuticals, Inc. (a)	262	8,897
Endocyte, Inc. (a)	4,023	24,078
Impax Laboratories, Inc. (a)	2,882	83,492
Lannett Company, Inc. (a)	7,587	430,335
Pain Therapeutics, Inc. (a)	170	296
Pernix Therapeutics Holdings, Inc. (a)	10,794	105,241
POZEN, Inc. (a)	11,425	103,625
Prestige Brands Holdings, Inc. (a)	2,257	79,943
Relypsa, Inc. (a)	8,412	173,035
Revance Therapeutics, Inc. (a)	8,945	180,331
Sagent Pharmaceuticals, Inc. (a)	14,140	447,390
VIVUS, Inc. (a)	2,255	7,644
XenoPort, Inc. (a)	20,640	139,939
		1,784,246
Industrials - 11.5%
Aerospace & Defense - 0.4%
Astronics Corporation (a)	2,657	137,659
Engility Holdings, Inc. (a)	2,454	106,013
GenCorp, Inc. (a)	4,887	82,883
Huntington Ingalls Industries, Inc.	63	6,667
LMI Aerospace, Inc. (a)	1,677	22,103
		355,325
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	8,398	68,696
Hub Group, Inc. - Class A (a)	1,398	50,733
		119,429
Airlines - 0.5%
Hawaiian Holdings, Inc. (a)	11,158	193,480
Republic Airways Holdings, Inc. (a)	22,110	276,817
		470,297
Building Products - 1.0%
American Woodmark Corporation (a)	6,384	261,169
Builders FirstSource, Inc. (a)	4,629	27,450
Griffon Corporation	6,555	80,561
Insteel Industries, Inc.	4,855	115,743
Patrick Industries, Inc. (a)	6,194	264,608
PGT, Inc. (a)	17,034	160,205
Ply Gem Holdings, Inc. (a)	8,383	95,147
		1,004,883
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	2,842	78,553
ACCO Brands Corporation (a)	23,298	191,742
ARC Document Solutions, Inc. (a)	39,911	405,097
Casella Waste Systems, Inc. - Class A (a)	1,714	7,713
Heritage-Crystal Clean, Inc. (a)	110	1,995
Knoll, Inc.	10,353	205,921
Multi-Color Corporation	8,546	421,318

75

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 11.5%(Continued)
Commercial Services & Supplies - 2.1%(Continued)
SP Plus Corporation (a)	1,781	$38,861
Steelcase, Inc. - Class A	14,876	263,603
Sykes Enterprises, Inc. (a)	3,040	65,482
Team, Inc. (a)	140	5,900
Tetra Tech, Inc.	4,183	112,146
UniFirst Corporation	2,705	301,770
		2,100,101
Construction & Engineering - 0.7%
Argan, Inc.	2,290	79,715
Great Lakes Dredge & Dock Corporation (a)	13,414	93,764
KBR, Inc.	70	1,335
Pike Corporation (a)	27,718	330,953
Primoris Services Corporation	6,708	192,654
		698,421
Electrical Equipment - 0.8%
AZZ, Inc.	2,527	118,163
Encore Wire Corporation	3,442	130,589
GrafTech International Ltd. (a)	19,346	82,994
SL Industries, Inc. (a)	5,406	243,270
Vicor Corporation (a)	13,428	182,755
		757,771
Machinery - 2.2%
Astec Industries, Inc.	4,164	157,857
Barnes Group, Inc.	5,360	195,962
Blount International, Inc. (a)	3,990	61,087
Commercial Vehicle Group, Inc. (a)	6,261	41,010
Dynamic Materials Corporation	1,726	31,430
Federal Signal Corporation	793	11,261
Global Brass & Copper Holdings, Inc.	4,031	56,434
Harsco Corporation	6,098	132,205
Hurco Companies, Inc.	3,927	151,307
Lydall, Inc. (a)	430	13,300
Mueller Industries, Inc.	2,861	92,868
Mueller Water Products, Inc. - Class A	57,473	567,258
RBC Bearings, Inc.	1,784	108,378
Standex International Corporation	1,964	169,395
Titan International, Inc.	27,795	293,515
Wabash National Corporation (a)	9,437	97,201
Xerium Technologies, Inc. (a)	6	90
		2,180,558
Marine - 0.2%
International Shipholding Corporation	1,456	29,178
Navios Maritime Holdings, Inc.	25,033	147,445
Ultrapetrol (Bahamas) Ltd. (a)	131	394
		177,017
Professional Services - 1.9%
Acacia Research Corporation	1,850	33,300
CDI Corporation	7,422	127,584
CRA International, Inc. (a)	14,484	434,520
FTI Consulting, Inc. (a)	4,081	164,791

76

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 11.5%(Continued)
Professional Services - 1.9%(Continued)
GP Strategies Corporation (a)	1,336	$44,302
Heidrick & Struggles International, Inc.	10,994	228,895
Huron Consulting Group, Inc. (a)	2,813	195,813
Insperity, Inc.	4,472	141,136
Kelly Services, Inc. - Class A	4,900	86,387
Kforce, Inc.	21	486
On Assignment, Inc. (a)	1,636	47,608
Resources Connection, Inc.	7,339	113,534
TriNet Group, Inc. (a)	7,648	228,828
		1,847,184
Road & Rail - 0.9%
Celadon Group, Inc.	4,243	82,569
Covenant Transportation Group, Inc. - Class A (a)	18,556	384,851
PAM Transportation Services, Inc. (a)	1,119	48,095
Quality Distribution, Inc. (a)	1,566	20,295
Saia, Inc. (a)	3,191	156,423
Werner Enterprises, Inc.	7,483	206,082
		898,315
Trading Companies & Distributors - 0.7%
CAI International, Inc. (a)	2,059	43,342
H&E Equipment Services, Inc.	9,810	366,796
TAL International Group, Inc. (a)	4,612	198,916
Willis Lease Finance Corporation (a)	2,493	56,865
		665,919
Information Technology - 19.4%
Communications Equipment - 1.4%
Bel Fuse, Inc. - Class B	2,309	65,322
Black Box Corporation	495	10,885
Comtech Telecommunications Corporation	13,629	518,856
Digi International, Inc. (a)	63	522
Emulex Corporation (a)	14,425	81,645
InterDigital, Inc.	2,404	118,830
NETGEAR, Inc. (a)	3,946	134,322
Plantronics, Inc. (a)	3,781	196,120
ShoreTel, Inc. (a)	21,548	174,323
TESSCO Technologies, Inc.	877	27,845
		1,328,670
Electronic Equipment, Instruments & Components - 3.0%
AVX Corporation	17,874	258,101
Benchmark Electronics, Inc. (a)	3,550	84,206
Cognex Corporation (a)	67	2,651
CTS Corporation	6,588	121,219
Daktronics, Inc.	24,675	328,424
GSI Group, Inc. (The) (a)	198	2,544
Insight Enterprises, Inc. (a)	344	7,826
KEMET Corporation (a)	164	787
Littelfuse, Inc.	4,897	477,653
Mercury Systems, Inc. (a)	18,305	255,904
Mesa Laboratories, Inc.	514	39,254
Methode Electronics, Inc.	15,532	611,650

77

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Information Technology - 19.4%(Continued)
Electronic Equipment, Instruments & Components - 3.0%(Continued)
Newport Corporation (a)	17,090	$305,740
OSI Systems, Inc. (a)	3,868	274,164
Plexus Corporation (a)	183	7,567
Rogers Corporation (a)	1,675	114,520
ScanSource, Inc. (a)	234	8,934
Vishay Intertechnology, Inc.	4,718	63,740
Vishay Precision Group, Inc. (a)	133	2,260
		2,967,144
Internet Software & Services - 3.7%
Carbonite, Inc. (a)	50	547
comScore, Inc. (a)	4,599	193,802
Constant Contact, Inc. (a)	9,877	349,251
Conversant, Inc. (a)	5,345	188,411
Demand Media, Inc. (a)	10,002	70,414
Dice Holdings, Inc. (a)	59,739	595,598
Digital River, Inc. (a)	7,258	185,587
eGain Corporation (a)	25	102
Envestnet, Inc. (a)	2,533	112,516
IntraLinks Holdings, Inc. (a)	10,124	87,471
LogMeIn, Inc. (a)	3,771	181,197
Marchex, Inc. - Class B	53,338	204,284
Monster Worldwide, Inc. (a)	76,371	294,792
NIC, Inc.	15,537	286,347
Perficient, Inc. (a)	3,096	51,332
Shutterstock, Inc. (a)	1,646	127,993
TechTarget, Inc. (a)	11,514	109,844
Trulia, Inc. (a)	2,091	97,545
United Online, Inc.	19,069	213,954
Unwired Planet, Inc. (a)	223	346
Web.com Group, Inc. (a)	11,034	226,528
		3,577,861
IT Services - 2.6%
CACI International, Inc. - Class A (a)	2,496	205,396
Cass Information Systems, Inc.	15	713
CIBER, Inc. (a)	9,091	29,728
Computer Task Group, Inc.	14,213	125,074
Convergys Corporation	10,076	203,233
CoreLogic, Inc. (a)	532	16,689
Euronet Worldwide, Inc. (a)	3,548	190,421
ExlService Holdings, Inc. (a)	9,235	258,488
Global Cash Access Holdings, Inc. (a)	25,412	185,253
iGATE Corporation (a)	7,338	271,873
Leidos Holdings, Inc.	10,143	370,929
Luxoft Holding, Inc. (a)	4,490	179,555
Mantech International Corporation - Class A	2,911	81,974
MAXIMUS, Inc.	2,569	124,494
MoneyGram International, Inc. (a)	10,144	87,238
NeuStar, Inc. - Class A (a)	1,977	52,213
Rightside Group Ltd. (a)	3,177	30,086
Sapient Corporation (a)	5,660	98,031

78

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Information Technology - 19.4%(Continued)
IT Services - 2.6%(Continued)
Science Applications International Corporation	1,411	$69,012
		2,580,400
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	20,947	414,332
Advanced Micro Devices, Inc. (a)	34,335	96,138
Alpha & Omega Semiconductor Ltd. (a)	2,050	19,003
Amkor Technology, Inc. (a)	93,657	634,994
Atmel Corporation (a)	11,511	85,412
Entegris, Inc. (a)	14,264	193,705
Inphi Corporation (a)	11,341	175,559
Integrated Device Technology, Inc. (a)	12,696	208,341
International Rectifier Corporation (a)	10,809	429,874
Intersil Corporation - Class A	13,182	175,189
IXYS Corporation	1,512	17,645
Lattice Semiconductor Corporation (a)	25,773	172,937
Mattson Technology, Inc. (a)	41,264	109,762
OmniVision Technologies, Inc. (a)	20,210	541,224
Pericom Semiconductor Corporation (a)	13,705	149,796
Sigma Designs, Inc. (a)	7,931	31,645
Tessera Technologies, Inc.	6,314	191,882
Ultra Clean Holdings, Inc. (a)	9,600	84,288
		3,731,726
Software - 4.4%
A10 Networks, Inc. (a)	35,944	158,154
Advent Software, Inc.	9,782	338,066
CommVault Systems, Inc. (a)	3,823	169,512
Compuware Corporation	25,968	263,575
EPIQ Systems, Inc.	16,964	272,103
ePlus, Inc. (a)	5,039	307,732
Guidance Software, Inc. (a)	350	2,355
Jive Software, Inc. (a)	18,057	110,328
Manhattan Associates, Inc. (a)	7,481	300,063
NetScout Systems, Inc. (a)	7,691	283,490
Pegasystems, Inc.	7,632	165,385
Progress Software Corporation (a)	15,088	390,779
Qualys, Inc. (a)	8,728	279,994
Rovi Corporation (a)	4,994	104,275
Synchronoss Technologies, Inc. (a)	6,130	316,737
VASCO Data Security International, Inc. (a)	30,990	784,667
Zynga, Inc. - Class A (a)	32,394	82,605
		4,329,820
Technology Hardware, Storage & Peripherals - 0.5%
Eastman Kodak Company (a)	70	1,510
Lexmark International, Inc. - Class A	2,396	103,411
QLogic Corporation (a)	10,344	122,163
Silicon Graphics International Corporation (a)	11,237	97,537
Super Micro Computer, Inc. (a)	4,284	136,917
		461,538

79

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Materials - 4.4%
Chemicals - 1.9%
A. Schulman, Inc.	4,780	$169,260
Cabot Corporation	3,590	166,684
Chemtura Corporation (a)	8	186
FutureFuel Corporation	1,057	14,079
Innophos Holdings, Inc.	4,781	272,517
Intrepid Potash, Inc. (a)	4,822	64,856
Kronos Worldwide, Inc.	6,226	83,677
LSB Industries, Inc. (a)	1,999	75,023
Minerals Technologies, Inc.	2,487	190,778
OM Group, Inc.	6,076	158,158
OMNOVA Solutions, Inc. (a)	6,192	43,530
Penford Corporation (a)	1,920	36,192
Stepan Company	3,966	175,615
Taminco Corporation (a)	9,405	243,495
Tredegar Corporation	6,608	125,684
		1,819,734
Construction Materials - 0.2%
United States Lime & Minerals, Inc.	2,886	202,337

Containers & Packaging - 0.0%(b)
AEP Industries, Inc. (a)	8	368
Myers Industries, Inc.	33	493
		861
Metals & Mining - 1.5%
Century Aluminum Company (a)	11,266	329,869
Cliffs Natural Resources, Inc.	14,102	158,365
Compass Minerals International, Inc.	851	72,914
Gold Resource Corporation	10,543	41,012
Handy & Harman Ltd. (a)	6,462	228,173
Schnitzer Steel Industries, Inc. - Class A	14,719	346,632
Stillwater Mining Company (a)	2,205	28,952
SunCoke Energy, Inc. (a)	3,352	80,113
US Silica Holdings, Inc.	4,324	194,148
		1,480,178
Paper & Forest Products - 0.8%
Boise Cascade Company (a)	9,683	349,169
Domtar Corporation	273	11,212
Neenah Paper, Inc.	2,731	166,618
Resolute Forest Products, Inc. (a)	7,667	142,300
Schweitzer-Mauduit International, Inc.	1,874	80,694
		749,993
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	4,372	293,755
Cincinnati Bell, Inc. (a)	49,824	182,854
General Communication, Inc. - Class A (a)	6,862	80,491
IDT Corporation - Class B	13,889	228,891
Inteliquent, Inc.	12,675	213,320
Vonage Holdings Corporation (a)	78,658	273,730
		1,273,041

80

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Telecommunication Services - 1.3%(Continued)
Wireless Telecommunication Services - 0.0%(b)
Boingo Wireless, Inc. (a)	7	$49
NII Holdings, Inc. (a)	224	9
NTELOS Holdings Corporation	328	3,306
		3,364
Utilities - 1.8%
Electric Utilities - 0.5%
El Paso Electric Company	6,603	249,858
Unitil Corporation	6,574	229,038
		478,896
Gas Utilities - 0.5%
New Jersey Resources Corporation	1,835	107,311
Southwest Gas Corporation	6,951	403,783
		511,094
Multi-Utilities - 0.1%
Avista Corporation	3,465	122,834

Water Utilities - 0.7%
American States Water Company	7,895	282,483
California Water Service Group	10,267	267,250
Connecticut Water Service, Inc.	6	223
Consolidated Water Company Ltd.	6,935	83,151
		633,107

Total Common Stocks (Cost $87,220,273)		$95,444,501

RIGHTS - 0.1%	Shares	Value
Wright Medical Group, Inc. (Cost $0)	19,488	$85,552

MONEY MARKET FUNDS - 6.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $5,991,889)	5,991,889	$5,991,889

Total Investments at Value - 103.8% (Cost $93,212,162)		$101,521,942

Liabilities in Excess of Other Assets - (3.8%)		(3,745,941)

Net Assets - 100.0%		$97,776,001

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of October 31, 2014.

See accompanying notes to financial statements.

81

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2014

U.S. TREASURY OBLIGATIONS (a) - 23.9%	Par Value	Value
U.S. Treasury Bills,
0.015%, due 02/19/2015	$2,160,000	$2,159,871
0.024%, due 03/05/2015	4,410,000	4,409,400
0.027%, due 03/19/2015	1,281,000	1,280,782
0.048%, due 04/02/2015	1,281,000	1,280,759
Total U.S. Treasury Obligations (Cost $9,131,333)		$9,130,812

MONEY MARKET FUNDS - 66.7%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.04% (b)	5,255,220	$5,255,220
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (b)	9,393,110	9,393,110
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	5,255,712	5,255,712
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.04% (b)	155,499	155,499
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	155,413	155,413
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	5,255,056	5,255,056
Total Money Market Funds (Cost $25,470,010)		$25,470,010

Total Investments at Value - 90.6% (Cost $34,601,343)		$34,600,822

Other Assets in Excess of Liabilities - 9.4%		3,610,952	(c)

Net Assets - 100.0%		$38,211,774

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of October 31, 2014.
(c)  Includes cash held as margin deposits for futures contracts.
See accompanying notes to financial statements.

82

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2014

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	12/15/2014	7	$202,930	$(12,430)
Copper Future	12/29/2014	4	304,600	(846)
Cotton No. 2 Future	12/08/2014	34	1,095,650	(4,906)
Crude Oil Future	11/20/2014	9	725,220	(24,109)
Ethanol Future	12/03/2014	28	1,413,692	69,061
Feeder Cattle Future	11/20/2014	9	1,053,675	(4,862)
Feeder Cattle Future	01/29/2015	2	228,475	(2,343)
Hard Red Winter Wheat Future	12/12/2014	99	2,939,062	120,548
Lean Hogs Future	12/12/2014	29	1,021,090	(72,160)
Live Cattle Future	12/31/2014	3	199,260	(1,368)
Oats Future	12/12/2014	78	1,311,375	3,204
Palladium Future	12/29/2014	2	158,530	2,206
Platinum Future	01/28/2015	3	185,325	(106)
Soybean Meal Future	12/12/2014	78	3,034,200	475,672
Total Commodity Futures			13,873,084	547,561

FINANCIALFUTURES
Euro STOXX 50 Future	12/19/2014	19	740,668	(3,504)
Euro VSTOXX Mini Future	11/19/2014	45	109,674	(2,290)
Euro VSTOXX Mini Future	12/17/2014	69	150,441	(23,519)
Total Financial Futures			1,000,783	(29,313)

Total Futures Contracts			$14,873,867	$518,248

See accompanying notes to financial statements.

83

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2014

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	12/02/2014	1	$35,600	$3,347
Coffee Future	12/18/2014	15	1,057,500	27,464
Corn Future	12/12/2014	70	1,318,625	(69,212)
Frozen Concentrate Orange Juice Future	01/09/2015	43	895,583	(1,861)
Lumber Future	01/15/2015	10	356,510	19,894
Natural Gas Future	11/25/2014	32	1,239,040	(29,989)
Red Spring Wheat Future	12/12/2014	12	344,550	1,057
Soybean Future	01/14/2015	36	1,888,650	(99,783)
Soybean Oil Future	12/12/2014	81	1,691,280	(102,540)
Sugar No. 11 Future	02/27/2015	69	1,239,571	(10,174)
Wheat Future	12/12/2014	144	3,834,000	(46,784)
Total Commodity Futures			13,900,909	(308,581)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/18/2014	103	1,619,160	158,174
CBOE Volatility Index (VIX) Future	12/16/2014	102	1,635,060	146,226
E-Mini S&P 500 Future	12/19/2014	163	16,381,500	(681,653)
Total Financial Futures			19,635,720	(377,253)

Total Futures Contracts Sold Short			$33,536,629	$(685,834)

See accompanying notes to financial statements.
84

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President
Date	January 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President
Date	January 7, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	January 7, 2015

* Print the name and title of each signing officer under his or her signature.